As filed with the Securities and Exchange Commission on October 16, 2008

  File No. 033-22821
  File No. 811-05601

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

  REGISTRATION STATEMENT UNDER THE
  SECURITIES ACT OF 1933  ☐

  POST-EFFECTIVE AMENDMENT NO. 45  ☒

  and

  REGISTRATION STATEMENT UNDER THE
  INVESTMENT COMPANY ACT OF 1940  ☐

  AMENDMENT NO. 46  ☒

SEI INSTITUTIONAL INTERNATIONAL TRUST
(Formerly, "SEI International Trust")
(Exact Name of Registrant as Specified in Charter)

SEI Investments Company
One Freedom Valley Drive
Oaks, Pennsylvania 19456
(Address of Principal Executive Offices) (Zip Code)
Registrant's Telephone Number, including Area Code 610-989-1000

Timothy D. Barto
SEI Investments Company
One Freedom Valley Drive
Oaks, Pennsylvania 19456
(Name and Address of Agent for Service)

Copy to:

Richard W. Grant, Esquire
Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, PA 19103

Title of Securities Being Registered. . .Units of Beneficial Interest

It is proposed that this filing become effective (check appropriate box)

  ☐  immediately upon filing pursuant to paragraph (b)
  ☐  on January 31, 2008 pursuant to paragraph (b)
  ☒  60 days after filing pursuant to paragraph (a)(1)
  ☐  on [date] pursuant to paragraph (a)(1)
  ☐  75 days after filing pursuant to paragraph (a)(2)
  ☐  on [date] pursuant to paragraph (a)(2) of Rule 485.

  If appropriate, check the following box:

  ☐  This post-effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

SEI INSTITUTIONAL INTERNATIONAL TRUST

Class G Shares

PROSPECTUS

December 15, 2008

INTERNATIONAL EQUITY FUND

EMERGING MARKETS EQUITY FUND

EMERGING MARKETS DEBT FUND

Investment Adviser:

SEI INVESTMENTS MANAGEMENT CORPORATION

Investment Sub-Advisers:

ALLIANCEBERNSTEIN L.P.

ARTISAN PARTNERS LIMITED PARTNERSHIP

ASHMORE INVESTMENT MANAGEMENT LIMITED

AXA ROSENBERG INVESTMENT MANAGEMENT LLC

THE BOSTON COMPANY ASSET MANAGEMENT LLC

ING INVESTMENT MANAGEMENT ADVISORS, B.V.

MCKINLEY CAPITAL MANAGEMENT, INC.

PANAGORA ASSET MANAGEMENT, INC.

PRINCIPAL GLOBAL INVESTORS, LLC

QUANTITATIVE MANAGEMENT ASSOCIATES LLC

RECORD CURRENCY MANAGEMENT LIMITED

REXITER CAPITAL MANAGEMENT LIMITED

SMITH BREEDEN ASSOCIATES, INC.

STONE HARBOR INVESTMENT PARTNERS LP

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

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About This Prospectus

SEI Institutional International Trust is a mutual fund family that offers different classes of shares in separate investment portfolios.  The portfolios have individual investment goals and strategies and are designed primarily for institutional investors and financial institutions and their clients.  This prospectus gives you important information about the Class G Shares of the International Equity, Emerging Markets Equity and Emerging Markets Debt Funds (each a Fund, and together, the Funds) that you should know before investing.  Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information.  On the next page, there is some general information you should know about risk and return that is common to each of the Funds.  For more detailed information about the Funds, please see:

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GLOBAL ASSET ALLOCATION

Each Fund has its own distinct risk and reward characteristics, investment objective, policies and strategies.  In addition to managing the Funds, SEI Investments Management Corporation (SIMC or the Adviser) constructs and maintains global asset allocation strategies for certain clients, and these Funds are designed in part to implement those strategies.  The degree to which an investor’s portfolio is invested in the particular market segments and/or asset classes represented by the Funds varies, as does the investment risk/return potential represented by each Fund.  The Funds, especially the Emerging Markets Equity and Emerging Markets Debt Funds, may have extremely volatile returns.  Because of the historical lack of correlation among various asset classes, an investment in a portfolio of Funds representing a range of asset classes as part of a global asset allocation strategy may reduce the strategy’s overall level of volatility.  As a result, a global asset allocation strategy may reduce risk.

In managing the Funds, SIMC focuses on four key principles:  asset allocation, portfolio structure, the use of managers, and continuous portfolio management.  Asset allocation across appropriate asset classes (represented by the Funds) is the central theme of SIMC’s investment philosophy.  SIMC seeks to reduce risk further by creating a portfolio that focuses on a specific asset class.  SIMC then oversees a network of managers who invest the assets of these Funds in distinct segments of the market or class represented by each Fund.  These managers adhere to distinct investment disciplines, with the goal of providing greater consistency and predictability of results, as well as broader diversification across and within asset classes.  Finally, SIMC regularly rebalances to ensure that the appropriate mix of assets is constantly in place, and constantly monitors and evaluates managers for these Funds to ensure that they do not deviate from their stated investment philosophy or process.

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund.  A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund’s assets are managed under the direction of SIMC and one or more sub-advisers (each, a Sub-Adviser and, together, the Sub-Advisers) who manage portions of the Funds’ assets in a way that they believe will help the Funds achieve their goals.  SIMC acts as “manager of managers” for the Funds, and attempts to ensure that the Sub-Advisers comply with the Funds’ investment policies and guidelines.  SIMC also recommends the appointment of additional or replacement

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Sub-Advisers to the Funds’ Board of Trustees. Still, investing in the Funds involves risk, and there is no guarantee that a Fund will achieve its goal.  SIMC and the Sub-Advisers make judgments about the securities markets, the economy and companies, but these judgments may not anticipate actual market movements or the impact of economic conditions on company performance.  In fact, no matter how good a job SIMC and the Sub-Advisers do, you could lose money on your investment in a Fund, just as you could with other investments.  A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any other government agency.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds.  These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies and other issuers.  These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which those securities trade.  The estimated level of volatility for each Fund is set forth in the Fund Summaries that follow.  The effect on a Fund’s share price of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

INTERNATIONAL INVESTING

Investing in issuers located in foreign countries poses distinct risks since political and economic events unique to a country or region will affect those markets and their issuers.  These events will not necessarily affect the U.S. economy or similar issuers located in the United States.  In addition, investments in foreign countries are generally denominated in a foreign currency.  As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund’s investments.  These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.  These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

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INTERNATIONAL EQUITY FUND

Fund Summary

Investment Goal:	Long-term capital appreciation

Share Price Volatility:	Medium to high

Principal Investment Strategy:	Utilizing multiple sub-advisers, the Fund invests in equity securities of foreign companies

Investment Strategy

Under normal circumstances, the International Equity Fund will invest at least 80% of its net assets in equity securities. The Fund will invest primarily in common stocks and other equity securities of issuers of all capitalization ranges that are located in at least three countries other than the United States. It is expected that at least 40% of the Fund’s assets will be invested outside the U.S. The Fund will invest primarily in companies located in developed countries outside of the U.S., but may also invest in companies located in emerging markets.  Generally, the Fund will invest less than 20% of its assets in emerging markets.  The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SIMC. Certain Sub-Advisers will seek to achieve returns in excess of an international equity benchmark, the Morgan Stanley Capital International (MSCI) EAFE Index. This allocation among investment strategies aims to diversify the sources from which certain Sub-Advisers seek to achieve excess returns (i.e., returns in excess of a benchmark index or “alpha”). While the Fund is expected to have an absolute return and risk profile similar to the international equity benchmark, returns may be derived in part from investing significant portions of the Fund in securities other than international equity securities, including equity derivatives, foreign currency forwards and short-term fixed income securities.

Certain Sub-Advisers use portfolio strategies that are designed to correlate with a portfolio of international equity securities, but which are composed of derivative instruments backed by other types of securities, including, but not limited to, underlying equity or equivalent securities that can be used as collateral. These portfolio strategies are included in the Fund’s principal investment strategy described above. The Sub-Advisers purchase derivatives, generally using only a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets in a portfolio may be invested in other types of securities. Therefore, a Sub-Adviser would seek to outperform an international equity benchmark by purchasing derivatives correlated to a broad international equity index, and investing the remaining assets in other types of securities to add excess return. This portion of the Fund’s assets may be invested in a wide range of asset classes other than international equities. Pursuant to a derivatives strategy, the Fund may invest in foreign corporate and government fixed income securities of different types and maturities, including mortgage-backed or other asset-backed securities, securities rated below investment grade (junk bonds), and repurchase or reverse repurchase agreements. In managing the Fund’s currency exposure for foreign securities, the Sub-Advisers may buy and sell currencies for hedging or for speculative purposes. The amount of the Fund’s portfolio that may be allocated to derivative strategies is expected to vary over time.

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The Sub-Advisers seek to enhance the Fund’s return by actively managing the Fund’s foreign currency exposure. Less than 10% of the Fund’s notional market value will be used to actively manage the Fund’s foreign currency exposure. In managing the Fund’s currency exposure, the Sub-Advisers buy and sell currencies (i.e., take long or short positions) using futures, foreign currency forward contracts and other derivatives. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund’s assets denominated in a particular currency or when the Fund does not own assets denominated in that currency. The Fund may also engage in currency transactions in an attempt to take advantage of certain inefficiencies in the currency exchange market, to increase their exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another.

What are the Risks of Investing in the Fund?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by such companies may suffer a decline in response.  In the case of foreign stocks, these fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.  These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in issuers located in foreign countries poses distinct risks since political and economic events unique to a country or region will affect those markets and their issuers.  These events will not necessarily affect the U.S. economy or similar issuers located in the United States.  In addition, investments in foreign countries are generally denominated in a foreign currency.  As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments.  These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.  These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing.  Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.  Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation.  It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country.  In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries.  As a result, there will tend to be an increased risk of price volatility associated with the Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Derivatives are instruments that derive their value from an underlying security, financial asset or an index.  Examples of derivative instruments include futures contracts, options, forward contracts and swaps.  The primary risk of derivative instruments is that changes in the market value of securities held by the Fund, and of the derivative instruments relating to those securities, may not be proportionate.  There may not be a liquid market for the Fund to sell a derivative

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instrument, which could result in difficulty closing the position, and certain derivative instruments can magnify the extent of losses incurred due to changes in market value of the securities to which they relate.  In addition, some derivative instruments are subject to counterparty risk.  If the counterparty defaults on its payment obligations to the Fund, the default will cause the value of your investment in the Fund to decrease.

For derivative strategies, the assets backing the derivatives will generally be entirely different from the Fund’s primary investments (i.e., equity securities and derivatives based on the Fund’s benchmark index).  For example, the Sub-Advisers may use various fixed income securities, including high yield (junk bond) and foreign fixed income securities, currencies, derivatives and other equity securities in order to seek to enhance the Fund’s returns over the returns of the Fund’s benchmark.  These strategies expose the Fund to the risk that its portfolio of derivatives may not properly track the performance of the Fund’s benchmark index.  They also expose the Fund to the risks of investing in asset classes that are different from the benchmark index (i.e., international equity securities), and the Fund would underperform its benchmark index to the extent that the Fund’s investments in other asset classes decline in value.

The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.  Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities.  Also, longer-term securities are generally more volatile, so the duration or interest rate sensitivity of these securities affects risk. Corporate fixed income securities are fixed income securities issued by public and private businesses.  Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers. Corporate fixed income securities are subject to the risk that the issuer may not be able to pay interest or, ultimately, to repay principal upon maturity.  Interruptions or delays of these payments could adversely affect the market value of the security.  In addition, due to lack of uniformly available information about issuers or differences in the issuers’ sensitivity to changing economic conditions, it may be difficult to measure the credit risk of corporate securities.

Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities.  Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer’s creditworthiness.  In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns.  Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity.  Discontinuation of these payments could substantially adversely affect the market value of the security.  The volatility of junk bonds, particularly those issued by foreign governments, is even greater since the prospects for repayment of principal and interest of many of these securities is speculative.  Some may even be in default.  As an incentive to invest in these risky securities, they tend to offer higher returns.

The Fund may purchase shares of exchange-traded funds (ETFs) to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly.  ETFs are investment companies whose shares are bought and sold on a securities exchange.  ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees.  When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.  The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track,

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although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.  In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

The Fund takes active positions in currencies, which involves different techniques and risk analyses than the Fund’s purchase of equity securities. Currency exchange rates may fluctuate in response to factors extrinsic to that country’s economy, which makes the forecasting of currency market movements extremely difficult.  Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.  These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

The Fund is also subject to the risk that developed international equity securities may underperform other segments of the equity markets or the equity markets as a whole.

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Performance Information

As of December 15, 2008, Class G Shares of the Fund had not commenced operations, and did not have a performance history.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund.  Since Class G Shares are invested in the same portfolio of securities, return for Class G Shares will be substantially similar to those of Class A Shares, and will differ only to the extent that Class G Shares have higher expenses.  Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Class A Shares from year to year for ten years.  The performance information shown is based on full calendar years.

1998	19.29%
1999	39.63%
2000	-17.74%
2001	-22.55%
2002	-16.98%
2003	31.88%
2004	18.63%
2005	14.28%
2006	26.00%
2007	6.96%

Best Quarter:	Worst Quarter:
20.88%	-20.44%
(12/31/99)	(09/30/02)

The Fund’s Class A total return from January 1, 2008 to June 30, 2008 was -10.80%.

This table compares the Fund’s average annual total returns for Class A Shares for the periods ended December 31, 2007 to those of the Morgan Stanley Capital International (MSCI) EAFE Index.

International Equity Fund – Class A Shares	1 Year	5 Years	10 Years	Since Inception*
Return Before Taxes	6.96%	19.23%	7.82%	6.13%
Return After Taxes on Distributions**	3.37%	17.82%	6.91%	4.98%
Return After Taxes on Distributions and Sale of Fund Shares**	6.04%	16.47%	6.52%	4.80%
MSCI EAFE Index Return (reflects no deduction for fees, expenses, or taxes)***	11.17%	21.59%	8.66%	6.23%

*                               The inception date for the Fund’s Class A Shares is December 20, 1989.  Index returns shown from December 31, 1989.

**                        After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***                 An index measures the market prices of a specific group of securities in a particular market or securities in a market sector.  You cannot invest directly in an index.  Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses.  If an index had expenses, its performance would be lower.  The MSCI EAFE Index is a widely-

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                                      recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of 1,010 securities listed on the stock exchanges of developed market countries in Europe, Australasia and the Far East.

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Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses
(Expenses deducted from Fund assets)

	Class G Shares
Investment Advisory Fees	0.51%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.82	%*
Acquired Fund Fees and Expenses	0.00	%**
Total Annual Fund Operating Expenses	1.58	%***

*       Other expenses are based on estimated amounts for the current fiscal year.

**     Represents less than one basis point.  Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of the fees and expenses that will be incurred indirectly by the Fund through its investments in underlying funds during the current fiscal year.

***   In the future, if the Fund’s “Total Annual Fund Operating Expenses” increase, the Adviser may waive a portion of the fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level. The Adviser’s voluntary waiver is limited to the Fund’s direct operating expenses and, therefore, does not apply to indirect expenses incurred by the Fund, such as AFFE. The Adviser may discontinue all or part of this waiver at any time.

For more information about these fees, see “Investment Adviser and Sub-Advisers” and “Distribution of Fund Shares.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions.  For purposes of calculating the Example, the Fund’s fees are equal to the “Total Annual Fund Operating Expenses” figure in the table above.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years
International Equity Fund – Class G Shares	$161	$499

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EMERGING MARKETS EQUITY FUND

Fund Summary

Investment Goal:	Capital appreciation

Share Price Volatility:	Very high

Principal Investment Strategy:	Utilizing multiple sub-advisers, the Fund invests in equity securities of emerging market companies

Investment Strategy

Under normal circumstances, the Emerging Markets Equity Fund will invest at least 80% of its net assets in equity securities of emerging market issuers.  The Fund will invest primarily in common stocks and other equity securities of foreign companies located in emerging market countries.  The Fund normally maintains investments in at least six emerging market countries, and does not invest more than 35% of its total assets in any one emerging market country.  The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SIMC.

What are the Risks of Investing in the Fund?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by such companies may suffer a decline in response.  In the case of foreign stocks, these fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.  These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in issuers located in foreign countries poses distinct risks since political and economic events unique to a country or region will affect those markets and their issuers.  These events will not necessarily affect the U.S. economy or similar issuers located in the United States.  In addition, investments in foreign countries are generally denominated in a foreign currency.  As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments.  These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.  These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing.  Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.  Emerging market countries often have less uniformity in accounting and reporting

12

requirements and unreliable securities valuation.  It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country.  In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries.  As a result, there will tend to be an increased risk of price volatility associated with the Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly.  ETFs are investment companies whose shares are bought and sold on a securities exchange.  ETFs invest in a portfolio of securities designed to track a particular market segment or index.  ETFs, like mutual funds, have expenses associated with their operation, including advisory fees.  When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.  The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

Due to its investment strategy, the Fund may buy and sell securities frequently.  This may result in higher transaction costs and additional capital gains tax liabilities.

The Fund is also subject to the risk that emerging market equity securities may underperform other segments of the equity markets or the equity markets as a whole.

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Performance Information

As of December 15, 2008, Class G Shares of the Fund had not commenced operations, and did not have a performance history.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund.  Since Class G Shares are invested in the same portfolio of securities, return for Class G Shares will be substantially similar to those of Class A Shares, shown here, and will differ only to the extent that Class G Shares have higher expenses.  Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Class A Shares from year to year for ten years.  The performance information shown is based on full calendar years.

1998	-31.95%
1999	70.31%
2000	-34.47%
2001	-2.46%
2002	-7.99%
2003	49.05%
2004	25.17%
2005	30.68%
2006	27.03%
2007	30.04%

Best Quarter:	Worst Quarter:
31.28%	-27.41%
(12/31/99)	(09/30/98)

The Fund’s Class A total return from January 1, 2008 to June 30, 2008 was -10.44%.

This table compares the Fund’s average annual total returns for Class A Shares for the periods ended December 31, 2007 to those of the Morgan Stanley Capital International (MSCI) Emerging Markets Index.

Emerging Markets Equity Fund – Class A Shares	1 Year	5 Years	10 Years	Since Inception*
Return Before Taxes	30.04%	32.13%	10.62%	8.48%
Return After Taxes on Distributions**	24.68%	30.07%	9.78%	7.82%
Return After Taxes on Distributions and Sale of Fund Shares**	23.63%	28.43%	9.30%	7.44%
MSCI Emerging Markets Index Return (reflects no deduction for fees, expenses or taxes)***	39.79%	37.46%	14.53%	11.03%

*          The inception date for the Fund’s Class A Shares is January 17, 1995.  Index returns are shown from January 31, 1995.

**        After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***      An index measures the market prices of a specific group of securities in a particular market or securities in a market sector.  You cannot invest directly in an index.  Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses.  If an

14

index had expenses, its performance would be lower.  The MSCI Emerging Markets Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 800 stocks from approximately 17 emerging market countries.

15

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses
(Expenses deducted from Fund assets)

	Class G Shares
Investment Advisory Fees	1.05%
Distribution (12b-1) Fees	0.25%
Other Expenses	1.00	%*
Acquired Fund Fees and Expenses	0.00	%**
Total Annual Fund Operating Expenses	2.30	%***

*	Other expenses are based on estimated amounts for the current fiscal year.

**

Represents less than one basis point.  Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of the fees and expenses that will be incurred indirectly by the Fund through its investments in underlying funds during the current fiscal year.

***

The Fund’s actual total annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Adviser may voluntarily waive a portion of the fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level.  The Adviser’s voluntary waiver is limited to the Fund’s direct operating expenses and, therefore, does not apply to indirect expenses incurred by the Fund, such as AFFE. The Adviser may discontinue all or part of this waiver at any time.  With this fee waiver, the Fund’s actual total operating expenses are expected to be as follows:

Emerging Markets Equity Fund – Class G Shares	2.22%

For more information about these fees, see “Investment Adviser and Sub-Advisers” and “Distribution of Fund Shares.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions.  For purposes of calculating the Example, the Fund’s fees are equal to the “Total Annual Fund Operating Expenses” figure in the table above.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years
Emerging Markets Equity Fund – Class G Shares	$233	$718

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EMERGING MARKETS DEBT FUND

Fund Summary

Investment Goal:	Maximize total return

Share Price Volatility:	High to very high

Principal Investment Strategy:	Utilizing multiple sub-advisers, the Fund invests in U.S. dollar-denominated debt securities of emerging market issuers

Investment Strategy

Under normal circumstances, the Emerging Markets Debt Fund will invest at least 80% of its net assets in fixed income securities of emerging market issuers.  The Fund will invest primarily in U.S. dollar-denominated debt securities of government, government-related and corporate issuers in emerging market countries, as well as entities organized to restructure the outstanding debt of such issuers.  The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SIMC.  The Sub-Advisers will spread the Fund’s holdings across a number of countries and industries to limit its exposure to a single emerging market economy and may not invest more than 25% of its assets in any single country.  There are no restrictions on the Fund’s average portfolio maturity, or on the maturity of any specific security.  There is no minimum rating standard for the Fund’s securities and the Fund’s securities will generally be in the lower or lowest rating categories (including those below investment grade, commonly referred to as junk bonds).

What are the Risks of Investing in the Fund?

The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.  Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities.  Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.  In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.  These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Junk bonds involve greater risks of default or downgrade, and involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer’s creditworthiness.  In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns.  Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity.  Discontinuation of these payments could substantially adversely affect the market value of the security.  The volatility of junk bonds, particularly those issued by foreign governments, is even greater since the prospects

17

for repayment of principal and interest of many of these securities is speculative.  Some may even be in default.  As an incentive to invest in these risky securities, they tend to offer higher returns.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.  In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The foreign sovereign debt securities the Fund purchases involve specific risks, including the risks that (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers.  As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

Due to its investment strategy, the Fund may buy and sell securities frequently.  This may result in higher transaction costs and additional capital gains tax liabilities.

The Fund is also subject to the risk that emerging market debt securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

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Performance Information

As of December 15, 2008, Class G Shares of the Fund had not commenced operations, and did not have a performance history.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund.  Since Class G Shares are invested in the same portfolio of securities, return for Class G Shares will be substantially similar to those of Class A Shares, shown here, and will differ only to the extent that Class G Shares have higher expenses.  Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Class A Shares from year to year for ten years.  The performance information shown is based on full calendar years.

1998	-20.89%
1999	28.89%
2000	13.51%
2001	12.30%
2002	10.61%
2003	34.65%
2004	14.49%
2005	14.06%
2006	12.43%
2007	6.42%

Best Quarter:	Worst Quarter:
17.55%	-29.08%
(12/31/02)	(09/30/98)

The Fund’s Class A total return from January 1, 2008 to June 30, 2008 was -1.54%.

This table compares the Fund’s average annual total returns for Class A Shares for the periods ended December 31, 2007 to those of the J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified Index.

Emerging Markets Debt Fund – Class A Shares	1 Year	5 Years	10 Years	Since Inception*
Return Before Taxes	6.42%	16.04%	11.70%	11.39%
Return After Taxes on Distributions**	3.31%	12.33%	7.77%	7.66%
Return After Taxes on Distributions and Sale of Fund Shares**	4.49%	11.98%	7.71%	7.58%
J.P. Morgan EMBI Global Diversified Index Return (reflects no deduction for fees, expenses, or taxes)***	6.15%	12.06%	10.55%	10.16%

*          The inception date for the Fund’s Class A Shares is June 26, 1997.  Index returns shown from June 30, 1997.

**        After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***      An index measures the market prices of a specific group of securities in a particular market or securities in a market sector.  You cannot invest directly in an index.  Unlike a mutual fund, an

19

index does not have an investment adviser and does not pay any commissions or expenses.  If an index had expenses, its performance would be lower.  The J.P. Morgan EMBI Global Diversified Index tracks the total returns for U.S. dollar-denominated debt instruments issued by sovereign and quasi-sovereign entities.

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Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses
(Expenses deducted from Fund assets)

	Class G Shares
Investment Advisory Fees	0.85%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.94	%*
Acquired Fund Fees and Expenses	0.00	%**
Total Annual Fund Operating Expenses	2.04	%***

*	Other expenses are based on estimated amounts for the current fiscal year.

**

Represents less than one basis point. Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of the fees and expenses that will be incurred indirectly by the Fund through its investments in underlying funds during the current fiscal year.

***

The Fund’s actual total annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Adviser may voluntarily waive a portion of the fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level. The Adviser’s voluntary waiver is limited to the Fund’s direct operating expenses and, therefore, does not apply to indirect expenses incurred by the Fund, such as AFFE. The Adviser may discontinue all or part of this waiver at any time. With this fee waiver, the Fund’s actual total operating expenses are expected to be as follows:

Emerging Markets Debt Fund — Class G Shares	1.62%

For more information about these fees, see “Investment Adviser and Sub-Advisers” and “Distribution of Fund Shares.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions.  For purposes of calculating the Example, the Fund’s fees are equal to the “Total Annual Fund Operating Expenses” figure in the table above.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years
Emerging Markets Debt Fund – Class G Shares	$207	$640

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More Information About Fund Investments

This prospectus describes the Funds’ primary investment strategies.  However, each Fund may also invest in other securities, use other strategies and engage in other investment practices.  These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds’ Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that SIMC and the Sub-Advisers use under normal conditions.  During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations that would not ordinarily be consistent with a Fund’s objectives.  A Fund will do so only if SIMC or the Sub-Advisers believe that the risk of loss outweighs the opportunity for capital gains and higher income.  Of course, there is no guarantee that any Fund will achieve its investment goal.

Investment Adviser and Sub-Advisers

SIMC acts as the manager of managers of the Funds, and is responsible for the investment performance of the Funds since it allocates each Fund’s assets to one or more sub-advisers and recommends hiring or changing sub-advisers to the Board of Trustees.

Each Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program.  SIMC oversees the Sub-Advisers to ensure compliance with the Funds’ investment policies and guidelines, and monitors each Sub-Adviser’s adherence to its investment style.  The Board of Trustees supervises SIMC and the Sub-Advisers; establishes policies that they must follow in their management activities; and oversees the hiring and termination of the sub-advisers recommended by SIMC.  SIMC pays the Sub-Advisers out of the investment advisory fees it receives (described below).

SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, Pennsylvania 19456, serves as the Adviser to the Funds.  As of August 31, 2008, SIMC had more than $96.9 billion in assets under management.  For the fiscal year or period ended September 30, 2007, SIMC received investment advisory fees (after fee waivers) as a percentage of each Fund’s net assets, at the following annual rates:

International Equity Fund	0.51%
Emerging Markets Equity Fund	0.97%
Emerging Markets Debt Fund	0.43%

A discussion regarding the basis of the Board of Trustees’ approval of the Funds’ Investment Advisory and Sub-Advisory Agreements is available in the Funds’ annual report, which covers the period October 1, 2006 through September 30, 2007.

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Sub-Advisers and Portfolio Managers

International Equity Fund:

AllianceBernstein L.P.:  AllianceBernstein L.P. (AllianceBernstein) located at 1345 Avenue of the Americas, New York, New York 10105, serves as a Sub-Adviser to the International Equity Fund. A team of investment professionals, the Bernstein Global Value Investment Policy Group, manages the portion of the International Equity Fund’s assets allocated to AllianceBernstein. The team consists of Sharon Fay, Kevin Simms and Henry D’Auria. Ms. Fay was appointed Executive Vice President and Chief Investments Officer of Global Value Equities in 2003 and is responsible for oversight for all portfolio management and research relating to cross-border and non-U.S. value investment portfolios. She joined Bernstein, a unit of AllianceBernstein, in 1990. Mr. Simms was named Co-Chief Investments Officer of International Value Equities in 2003 and is Director of Research for Global and International Value Equities, a position he has held since 2000. Mr. Simms joined Bernstein in 1992.  Mr. D’Auria was named Co-Chief Investments Officer of International Value Equities in 2003, adding to his responsibilities as Chief Investments Officer of Emerging Markets Value Equities, which he assumed in 2002. Mr. D’Auria was one of the chief architects of Bernstein’s global research department, which he managed from 1998 through 2002. He joined the firm in 1991.

AXA Rosenberg Investment Management LLC: AXA Rosenberg Investment Management LLC (AXA Rosenberg), located at 4 Orinda Way, Building E, Orinda, California 94563, serves as a Sub-Adviser to the International Equity Fund. AXA Rosenberg’s team of portfolio engineers manages the portion of the International Equity Fund’s assets allocated to AXA Rosenberg.  Dr. William Ricks has been the firm’s Chief Investment Officer and Chief Executive Officer for the past seven years.  He has overall responsibility for the day-to-day management of the International Equity Fund and oversees the investment process, trading, operations, portfolio engineering and portfolio construction. Dr. Ricks has been with AXA Rosenberg since 1989.

McKinley Capital Management, Inc.: McKinley Capital Management, Inc. (McKinley Capital), located at 3301 C Street, Suite 500, Anchorage, Alaska 99503, serves as a Sub-Adviser to the International Equity Fund. A team of investment professionals led by Robert B. Gillam manages the portion of the International Equity Fund’s assets allocated to McKinley Capital. The team consists of Robert B. Gillam, Robert A. Gillam, Greg Samorajski, Frederic Parke, Sheldon Lien, Brandon Rinner, Paul Hanson and Forrest Badgley, who are all responsible for all aspects of the day-to-day decisions regarding investments. Robert B. Gillam, McKinley Capital’s President & Chief Investment Officer, has been a Portfolio Manager at McKinley Capital since its inception in 1990 and has over 37 years of investment experience. Robert A. Gillam has been a Portfolio Manager at McKinley Capital since 1994 and has over 14 years of investment experience. Mr. Samorajski has been a Portfolio Manager at McKinley Capital since 1997 and has over 26 years of investment experience. Mr. Parke has been a Portfolio Manager at McKinley Capital since 1997 and has over 23 years of investment experience. Mr. Lien has been a Portfolio Manager at McKinley Capital since 1996 and has over 12 years of investment experience. Mr. Rinner has been a Portfolio Manager at McKinley Capital since 1998 and has over 10 years of investment experience. Mr. Hanson has been a Portfolio Manager at McKinley Capital since 2000 and has over 10 years of investment experience.  Mr. Badgley has been a Portfolio Manager at McKinley Capital since 2006 and has over 11 years of investment experience.  Prior to joining McKinley in 2004 as a Research Analyst, he worked on the currency futures trading desk for Aspire Trading for 2 years.

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Principal Global Investors, LLC: Principal Global Investors, LLC (PGI), located at 801 Grand Avenue, Des Moines, Iowa 50392, serves as a Sub-Adviser to the International Equity Fund.  A team of investment professionals manages the portion of the International Equity Fund’s assets allocated to PGI.  This team consists of Paul H. Blankenhagen, CFA, and Juliet Cohn.  Each member of this team is responsible for implementing all security selection and portfolio construction decisions.  Mr. Blankenhagen, a Portfolio Manager, joined PGI in 1992 as an equity analyst and was named a Portfolio Manager in 2000.  He is responsible for leading the ongoing management of the international core, international diversified and international value equity portfolios.  Ms. Cohn, a Portfolio Manager, joined PGI in 2003 as a portfolio manager and is responsible for co-managing core international equity portfolios with a primary focus on Europe.

Quantitative Management Associates LLC:  Quantitative Management Associates LLC (QMA), located at Gateway Center 2, McCarter Highway and Market Street, Newark, New Jersey 07102, serves as a Sub-Adviser to the International Equity Fund.  A team of investment professionals at QMA manages the portion of the International Equity Fund’s assets allocated to QMA.  The members of the team with primary responsibility for managing the assets allocated to QMA are Margaret Stumpp, PhD, John Van Belle, PhD and Peter Xu, PhD.  Ms. Stumpp, Chief Investment Officer, is responsible for portfolio management and investment strategy for the International Equity Fund and is portfolio manager for QMA’s enhanced index equity portfolios for institutional investors and mutual fund clients.  Ms. Stumpp is also extensively involved in quantitative research in asset allocation, security selection and portfolio construction for QMA.  Ms. Stumpp joined QMA’s predecessor, Prudential Investment Management, Inc. (PIM) in 1987.  Mr. Van Belle, Managing Director, is responsible for portfolio management and investment strategy for the International Equity Fund and manages global and non-U.S. equity portfolios, and leads QMA’s international team.  Mr. Van Belle joined PIM in 1983.  Mr. Xu, Managing Director, is responsible for portfolio management and investment research for the International Equity Fund and conducts equity market research, the results of which are used in the stock selection process for all of QMA’s quantitative core equity portfolios.  Mr. Xu joined PIM in 1997.

Record Currency Management Limited: Record Currency Management Limited (RCM), located at 1st Floor, Morgan House, Madeira Walk, Windsor, Berkshire, SL4 1EP, United Kingdom, serves as a Sub-Adviser to the International Equity Fund.  The portfolio managers who are responsible for managing the portion of the International Equity Fund’s assets allocated to RCM are Bob Noyen, MBA, Peter Wakefield, MA, Robert Bloom, MSc, Dimitri Tikhonov, CFA, MBA, PhD, Ian Harrison, MA and Carl Beckley.  These individuals are collectively responsible for portfolio design, risk budget optimization, performance analysis and attribution and communication on all aspects of account design and portfolio performance.  Mr. Noyen, a Managing Director and Chief Investment Officer, joined the firm in 1999 as Chief Investment Officer and became a Managing Director in 2000.  Mr. Wakefield, a Managing Director and COO, also joined the firm in 1999 as Director of Product Strategy Consultancy and became a Managing Director in 2006. Mr. Bloom, a Director and Portfolio Manager, joined the firm in 2004. Before joining RCM, Mr. Bloom was a director and head of risk management of global foreign exchange trading at Citigroup since 2001. Mr. Tikhonov, a Director and Portfolio Manager, joined the firm in 2002 as a Quantitative Research Financial Analyst. He was appointed Associate Director of Research in early 2005 and transferred to Associate Director of Portfolio Management later that same year. Mr Tikhonov was made a Director of Portfolio Management in 2006. Before joining RCM, Mr. Tikhonov received his MBA from Cambridge University, UK (2001-2002) and attended the Chartered Financial Analyst Program (2003-2005).  Mr. Harrison, a Director and Portfolio Manager joined the firm in 1989.  Mr. Beckley is a Director and Portfolio

24

Manager for the firm.  Prior to joining RCM, Mr. Beckley was the Director of Research and Development for FTSE Group from 2000 until joining RCM in 2006.

Smith Breeden Associates, Inc.: Smith Breeden Associates, Inc. (Smith Breeden), located at 280 South Mangum Street, Suite 301, Durham, North Carolina 27701, serves as a Sub-Adviser to the International Equity Fund.  A team of investment professionals, led by Tim Cunneen, CFA, and Daniel Dektar, Chief Investment Officer, manages the portion of the International Equity Fund’s assets allocated to Smith Breeden. Mr. Cunneen joined Smith Breeden in 1998 and has 15 years of investment experience.  He has served as a portfolio manager at Smith Breeden for the past 5 years. Mr. Dektar joined Smith Breeden in 1986 and has 25 years of investment experience. For the past five years, he has been Smith Breeden’s Chief Investment Officer.

Emerging Markets Equity Fund:

AllianceBernstein L.P.: AllianceBernstein L.P. (AllianceBernstein), located at 1345 Avenue of the Americas, New York, New York 10105, serves as a Sub-Adviser to the Emerging Markets Equity Fund.  A committee of investment professionals manages the portion of the Emerging Markets Equity Fund’s assets allocated to AllianceBernstein.  The five members of the committee with the most significant responsibility for the day-to-day management of the Emerging Markets Equity Fund’s portfolio are Steve Beinhacker, Michael Levy, Richard Chow, Jean-Francois Van de Walle and Sanem Bilgin.  Mr. Beinhacker, the Senior Vice President and Chief Investment Officer of Emerging Markets Growth Equities, joined Alliance Capital Management L.P. in 1992 as the firm’s director of international quantitative stock research and joined the Global/International Large Cap Growth teams in 1994.  In April of 2007, Mr. Beinhacker became the Chief Investment Officer for Emerging Markets Growth.  Michael Levy, a Senior Vice President and Eastern Europe/Middle East/Africa Portfolio Manager, joined AllianceBernstein in 1994 with research responsibilities in both the developed and emerging markets.  Since 1997, he has held portfolio management responsibilities for various emerging markets-oriented specialty portfolios.  Richard Chow, Senior Vice President, Director of China Research and Research Analyst, is responsible for covering Technology, Internet, and Game Portals, China and joined Alliance Capital Management L.P. in 1997.  Mr. Chow also serves as the Chief Representative of AllianceBernstein Limited Shanghai Representative office.  Mr. Van de Walle, a Senior Vice President and Latin America Portfolio Manager, joined AllianceBernstein in 1991 as a Latin American Equity Research Analyst.  Ms. Bilgin, the Director of Research for Emerging Markets Growth, joined the firm as a research analyst in 1996 and became the director of research for Emerging Markets Growth in December 2007.

Artisan Partners Limited Partnership: Artisan Partners Limited Partnership (Artisan), located at 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202, serves as a Sub-Adviser to the Emerging Markets Equity Fund.  Maria Negrete-Gruson, CFA, serves as portfolio manager of the portion of the Emerging Markets Equity Fund’s assets allocated to Artisan and is responsible for researching investment opportunities and the securities selection process.  Ms. Negrete-Gruson is a Managing Director of Artisan and serves as a portfolio manager for Artisan’s emerging markets portfolios.  Prior to joining Artisan in 2006, she was a portfolio manager for DuPont Capital Management’s emerging markets equity portfolios for more than five years.

AXA Rosenberg Investment Management LLC: AXA Rosenberg Investment Management LLC (AXA Rosenberg), located at 4 Orinda Way, Building E, Orinda, California 94563, serves as a Sub-Adviser to the Emerging Markets Equity Fund. AXA Rosenberg’s team of portfolio engineers manages the portion of the Emerging Markets Equity Fund’s assets allocated to AXA Rosenberg.  Dr. William Ricks has been the firm’s Chief Investment Officer and Chief Executive

25

Officer for the past seven years.  He has overall responsibility for the day-to-day management of the Emerging Markets Equity Fund and oversees the investment process, trading, operations, portfolio engineering and portfolio construction. Dr. Ricks has been with AXA Rosenberg since 1989.

The Boston Company Asset Management LLC: The Boston Company Asset Management LLC (The Boston Company), located at One Boston Place, Boston, Massachusetts 02108, serves as a Sub-Adviser to the Emerging Markets Equity Fund. A team of investment professionals manages the portion of the Emerging Markets Equity Fund’s assets allocated to The Boston Company. The team consists of D. Kirk Henry, Carolyn Kedersha and Warren C. Skillman. Mr. Henry, an Executive Vice President and Director of International Value Equity, whose role is Lead Portfolio Manager for all International Value and Emerging Markets Value strategies, joined the firm in 1994 to spearhead the firm’s international value equity group.  He has been a Portfolio Manager for over five years.  Ms. Kedersha, a Senior Vice President and Senior Portfolio Manager, whose role is to conduct research on companies located in the United Kingdom, Greece, Egypt, Turkey, Israel, Russia and Latin America, has been with the firm since 1988.  She has been a Portfolio Manager for the last five years.  Mr. Skillman, a Vice President and Assistant Portfolio Manager, whose primary responsibility is emerging markets, has been with the firm since 2005.  Prior to joining The Boston Company, Mr. Skillman was a Portfolio Manager with Newgate Capital.

PanAgora Asset Management, Inc.: PanAgora Asset Management, Inc. (PanAgora), located at 470 Atlantic Avenue, 8th Floor, Boston, MA 02110, serves as a Sub-Adviser to the Emerging Markets Equity Fund.  A team of investment professionals at PanAgora manages the portion of the Emerging Markets Equity Fund’s assets allocated to PanAgora.  The team consists of Ronald Hua, CFA, Edward Qian, Ph.D., CFA, Sanjoy Ghosh, Ph.D., George Mussalli, CFA, Dmitri Kantsyrev, Ph.D., CFA, Jane Zhao, Ph.D. and Joel Feinberg.  Mr. Hua, Chief Investment Officer, oversees all equity strategies.  Mr. Qian, Director of Macro-Strategies, oversees macro research and portfolio management.  Mr. Ghosh is responsible for managing the Dynamic Equity strategies and ensuring the efficacy of the investment model.  Mr. Mussalli contributes to research supporting the Dynamic Equity strategies and is responsible for developing the Fundamental Valuation model.  Mr. Mussalli is also a portfolio manager responsible for U.S. Active Equity Investments.  Ms. Zhao contributes to research supporting the Dynamic Equity strategies.  Prior to joining PanAgora, Ms. Zhao worked at China Insurance and Investment Co. and Risk Management and Technology Ltd.  Messrs. Hua, Ghosh and Mussalli joined PanAgora from Putnam Investments in 2004.  Mr. Hua had been with Putnam since 1999, where he contributed to quantitative research and analysis that supported all structured equity portfolios, including U.S. large cap and international strategies.  Mr. Ghosh had been with Putnam since 2000 where he was a portfolio manager on the structured equity team.  Mr. Mussalli had been a vice president and portfolio manager on Putnam’s structured equity team since 2000.  Mr. Kantsyrev is a Quantiative Analyst on the Dynamic Modeling Team responsible for conducting research for PanAgora’s Global and International Equity strategies.  Mr. Kantsyrev joined PanAgora in 2007 from the University of South California, where he studied Finance.  Mr. Feinberg has been with PanAgora since 2002 working within portfolio construction for the last several years.

Rexiter Capital Management Limited:  Rexiter Capital Management Limited (Rexiter), located at 80 Cannon Street, London EC4N 6HL, United Kingdom, serves as a Sub-Adviser to the Emerging Markets Equity Fund. Murray Davey and Nick Payne manage the portion of the Emerging Markets Equity Fund’s assets allocated to Rexiter. Mr. Davey is the Managing Director of Global Emerging Markets and a director of Rexiter.  Mr. Payne is a senior Latin American fund manager and a director of Rexiter. Mr. Davey has been with Rexiter since its inception in

26

1997. Mr. Payne joined Rexiter in September 1999. They both have been Portfolio Managers for the firm for the past 8 years.

Emerging Markets Debt Fund:

Ashmore Investment Management Limited: Ashmore Investment Management Limited (Ashmore), located at 61 Aldwych, London, United Kingdom, WC2B 4AE, serves as a Sub-Adviser to the Emerging Markets Debt Fund. Ashmore’s Investment Committee manages the portion of the assets of the Emerging Markets Debt Fund allocated to Ashmore.  Ashmore’s Investment Committee currently has four members.  Ashmore’s Chief Executive and the Chairman of its Investment Committee, Mark Coombs, has been investing in emerging markets since 1983, and is currently Co-Chair of the Board of EMTA (formerly the Emerging Markets Traders Association). Mr. Coombs participates in the security selection process for the Emerging Markets Debt Fund. Senior portfolio managers Jules Green and Seumas Dawes have been actively involved in emerging market investment since 1990 and 1993 respectively. Mr. Dawes has a geographic responsibility for Asia, product responsibility for special situations, structured transactions, equity and related derivatives and he participates in the security selection process for the Emerging Markets Debt Fund. Mr. Green has a geographic responsibility for Latin America and Eastern Europe, product responsibility for U.S. Bonds, local currency debt, local currencies and related derivatives and he participates in the security selection process for the Emerging Markets Debt Fund. Jerome Booth is Ashmore’s Head of Research and political economist, and has been professionally involved with developing countries as a government and international official, consultant, economist and market analyst since 1985. He is responsible for all macro country political research and analysis.

ING Investment Management Advisors, B.V.: ING Investment Management Advisors, B.V. (IIMA), located at Prinses Beatrixlaan 15, The Hague, The Netherlands, 2595 AK, serves as a Sub-Adviser to the Emerging Markets Debt Fund.  A team of investment professionals manages the portion of the Emerging Markets Debt Fund’s assets allocated to IIMA.  The two primary managers responsible for the SEI mandate are Gorky Urquieta and Daniel Eustaquio.  Messrs. Urquieta and Eustaquio are responsible for research, asset allocation and trading for the Emerging Markets Debt Fund.  Mr. Urquieta, Head of Global Emerging Markets Debt Team joined ING Investment Management Europe (IIME), a business unit within ING Group that includes IIMA, in 2007.  Prior to joining IIME, he worked at ING Investment Management Co. (ING Co.) as Deputy Head of the Global Emerging Markets Debt Team from 2000 to 2007.  Mr. Eustaquio, Investment Manager has been with ING Co. since 1998 as a Portfolio Manager, and joined the Global Emerging Markets Debt Team in 2000.

Stone Harbor Investment Partners LP: Stone Harbor Investment Partners LP (Stone Harbor), located at 31 West 52nd Street, 16th Floor, New York, New York 10019, serves as a Sub-Adviser to the Emerging Markets Debt Fund. A team of investment professionals manages the portion of the Emerging Markets Debt Fund’s assets allocated to Stone Harbor. The team consists of Peter J. Wilby, CFA; Pablo Cisilino; James E. Craige, CFA; Thomas K. Flanagan, CFA; and David Oliver.  Mr. Wilby, portfolio manager of the Emerging Markets Debt Fund, has served as Chief Investment Officer of Stone Harbor since April 2006.  Prior to April 2006, Mr. Wilby was the Chief Investment Officer of North American Fixed Income and senior portfolio manager responsible for directing investment policy and strategy for all emerging markets and high yield fixed income portfolios at Citigroup Asset Management.  Mr. Craige and Mr. Flanagan, portfolio managers of the Emerging Markets Debt Fund, have served as Senior Portfolio Managers of Stone Harbor since April 2006.  Prior to April 2006, Mr. Craige and Mr. Flanagan were the Managing Directors and Senior Portfolio Managers for emerging markets debt portfolios at Salomon Brother Asset Management Inc.  Mr. Cisilino, portfolio manager of the Emerging

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Markets Debt Fund, has served as Senior Portfolio Manager of Stone Harbor since July 2006.  From June 2004 to July 2006, Mr. Cisilino was the Executive Director for Sales and Trading in Emerging Markets at Morgan Stanley Inc.  Prior to June 2004, he was the Vice President for local markets and FX sales and trading at Goldman Sachs.  Mr. Oliver, portfolio manager of the Emerging Markets Debt Fund, has served as a Senior Portfolio Manager of Stone Harbor since June 2008.  Prior to June 2008, Mr. Oliver was a Managing Director in emerging market sales and trading at Citigroup for over five years.

The SAI provides additional information about the portfolio managers’ compensation, other accounts they manage, and their ownership, if any, of securities in the Funds.

Purchasing, Selling and Exchanging Fund Shares

This section tells you how to purchase, sell (sometimes called “redeem”) and exchange Class G Shares of the Funds.  The Funds offer Class G Shares only to financial institutions and intermediaries for their own or their customers’ accounts.

For information on how to open an account and set up procedures for placing transactions, call 1-800-DIAL-SEI.

How to Purchase Fund Shares

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).

Financial institutions and intermediaries may purchase Class G Shares by placing orders with the Funds’ transfer agent (the Transfer Agent) or its authorized agent.  Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems.  Generally, cash investments must be transmitted or delivered in federal funds to the Funds’ wire agent by the close of business on the day after the order is placed.  However, in certain circumstances the Funds at their discretion may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Funds’ procedures and applicable law.  The Funds reserve the right to refuse any purchase requests, particularly those that the Funds reasonably believe may not be in the best interest of the Funds or their shareholders and could adversely affect the Funds or their operations.  This includes those from any individual or group who, in a Fund’s view, is likely to engage in excessive trading (usually defined as four or more “round trips” in a Fund in any twelve month period).  For more information regarding the Funds’ policies and procedures related to excessive trading, please see “Frequent Purchases and Redemptions of Fund Shares” below.

You may be eligible to purchase other classes of shares of a Fund. However, you may only purchase a class of shares that your financial institutions or intermediaries sell or service. Your financial institutions or intermediaries can tell you which class of shares is available to you.

When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase, sale and exchange requests to these financial institutions at an earlier time for your transaction to become effective that day.  This allows these financial institutions time to process your requests and transmit them to the Funds.

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Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares.  These requests are executed at the net asset value per share (NAV) next determined after the intermediary receives the request if transmitted to the Funds in accordance with the Funds’ procedures and applicable law.  These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution’s or intermediary’s procedures for transacting with the Funds.  For more information about how to purchase, sell or exchange Fund shares through your financial institution, you should contact your financial institution directly.  Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

Each Fund calculates its NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m. Eastern Time).  So, for you to receive the current Business Day’s NAV, generally the Funds (or an authorized agent) must receive your purchase order in proper form before 4:00 p.m. Eastern Time.  A Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

Pricing of Fund Shares

NAV for one Fund share is the value of that share’s portion of the net assets of the Fund.  In calculating NAV, a Fund generally values its investment portfolio at market price.

When valuing portfolio securities, the Funds value securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on NASDAQ) at the last quoted sale price on the primary exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. The Funds value securities traded on NASDAQ at the NASDAQ Official Closing Price.  If such prices are not readily available or are determined to be unreliable, the Funds will value the security using a bid price from at least one independent broker obtained by an independent, third-party pricing agent or using the Funds’ Fair Value Procedures, as described below.  The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.  Prices for most securities held by the Funds are provided daily by recognized independent pricing agents.  If a security’s price cannot be obtained from an independent pricing agent, the Funds will value the securities using a bid price from at least one independent broker obtained by an independent, third-party pricing agent or using the Funds’ Fair Value Procedures.

Securities held by a Fund with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument, and the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

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Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SIMC or a Fund’s Sub-Adviser, as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC or a Fund’s Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify a Fund’s administrator if it believes that a particular pricing service is no longer a reliable source of prices. The administrator, in turn, will notify the Fair Value Pricing Committee if it receives such notification from SIMC or a Fund’s Sub-Adviser, as applicable, or if the administrator reasonably believes that a particular pricing service is no longer a reliable source for prices. The pricing services rely on a variety of information in making their determinations, particularly on prices of actual market transactions as well as on trader quotations. However, the services may also use a matrix system to determine valuations, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations.

The Fund’s Pricing and Valuation Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees. However, when the change would not materially affect valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of the Fund’s existing pricing agent or pricing methodology, Board approval may be obtained at the next regularly scheduled Board meeting.

Securities for which market prices are not “readily available” or may be unreliable are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees.  The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the Committee) designated by the Funds’ Board of Trustees.  The Committee is currently composed of two members of the Board of Trustees, as well as representatives from SIMC and its affiliates.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended, the security has been de-listed from a national exchange, the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, or the security’s primary pricing source is not able or willing to provide a price.  When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.  Examples of factors the Committee may consider are: the facts giving rise to the need to fair value, the last trade price, the performance of the market or the issuer’s industry, the liquidity of the security, the size of the holding in a Fund, or any other appropriate information.  The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

The International Equity and Emerging Markets Equity Funds use a third-party fair valuation vendor.  The vendor provides a fair value for foreign securities held by the International Equity and Emerging Markets Equity Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security).  Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee.  The Committee has also established a “confidence interval” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded.  In the event that the threshold established by the Committee is exceeded on a specific day, the

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International Equity and Emerging Markets Equity Funds shall value the non-U.S. securities in their portfolios that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation vendor.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its NAV.  The closing prices of such securities may no longer reflect their market value at the time a Fund calculates NAV if an event that could materially affect the value of those securities (a Significant Event), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts, or significant governmental actions, has occurred between the time of the security’s last close and the time that the Fund calculates NAV.  A Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares.  As a result, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

A Significant Event may relate to a single issuer or to an entire market sector.  If SIMC or a Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates NAV, it may request that a Fair Value Committee meeting be called.  In addition, the Funds’ administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates NAV.  If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies SIMC or a Sub-Adviser holding the relevant securities that such limits have been exceeded.  In such event, SIMC or a Sub-Adviser makes the determination whether a Fair Value Committee meeting should be called based on the information provided.

Frequent Purchases and Redemptions of Fund Shares

“Market timing” refers to a pattern of frequent purchases and sales of a Fund’s shares, often with the intent of earning arbitrage profits. Market timing of the Funds could harm other shareholders in various ways, including by diluting the value of the shareholders’ holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing the Funds to incur unwanted taxable gains, and forcing the Funds to hold excess levels of cash.

The Funds are intended to be long-term investment vehicles and are not designed for investors that engage in short-term trading activity (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa, in an effort to take advantage of short-term market movements).  Accordingly, the Board of Trustees has adopted policies and procedures on behalf of the Funds to deter short-term trading.  These policies and procedures do not apply with respect to money market funds.  The Transfer Agent will monitor trades in an effort to detect short-term trading activities.  If, as a result of this monitoring, a Fund determines, in its sole discretion, that a shareholder has engaged in excessive short-term trading, it will refuse to process future purchases or exchanges into the Fund from that shareholder’s account.

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A shareholder will be considered to be engaging in excessive short-term trading in a Fund in the following circumstances:

i.                                 if the shareholder conducts four or more “round trips” in a Fund (other than a money market fund) in any twelve-month period.  A round trip involves the purchase of shares of a Fund and subsequent redemption of all or most of those shares.  An exchange into and back out of a Fund in this manner is also considered a round trip.

ii.                              if a Fund determines, in its sole discretion, that a shareholder’s trading activity constitutes excessive short-term trading, regardless of whether such shareholder exceeds the foregoing round trip threshold.

The Funds, in their sole discretion, also reserve the right to reject any purchase request (including exchange requests) for any reason without notice.

Judgments with respect to implementation of the Funds’ policies are made uniformly and in good faith in a manner that the Funds believe is consistent with the best long-term interests of shareholders.  When applying the Funds’ policy, the Funds may consider (to the extent reasonably available) an investor’s trading history in all SEI funds, as well as trading in accounts under common ownership, influence or control, and any other information available to the Funds.

The Funds’ monitoring techniques are intended to identify and deter short-term trading in the Funds.  However, despite the existence of these monitoring techniques, it is possible that short-term trading may occur in the Funds without being identified.  For example, certain investors seeking to engage in short-term trading may be adept at taking steps to hide their identity or activity from the Funds’ monitoring techniques.  Operational or technical limitations may also limit the Funds’ ability to identify short-term trading activity.

The Funds and/or their service providers have entered into agreements with financial intermediaries that require them to provide the Funds and/or their service providers with certain shareholder transaction information to enable the Funds and/or their service providers to review the trading activity in the omnibus accounts maintained by financial intermediaries. The Funds may also delegate trade monitoring to the financial intermediaries. If excessive trading is identified in an omnibus account, the Funds will work with the financial intermediary to restrict trading by the shareholder and may request the financial intermediary to prohibit the shareholder from future purchases or exchanges into the Funds. The Funds will monitor trading activity coming from such intermediaries and take reasonable steps to seek cooperation from any intermediary through which the Funds believe short-term trading activity is taking place.

Certain of the Funds are sold to participant-directed employee benefit plans.  The Funds’ ability to monitor or restrict trading activity by individual participants in a plan may be constrained by regulatory restrictions or plan policies.  In such circumstances, the Funds will take such action, which may include taking no action, as deemed appropriate in light of all the facts and circumstances.

The Funds may amend these policies and procedures in response to changing regulatory requirements or to enhance the effectiveness of the program.

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Foreign Investors

The Funds do not generally accept investments by non-U.S. persons.  Non-U.S. persons may be permitted to invest in a Fund subject to the satisfaction of enhanced due diligence.

Customer Identification and Verification and Anti-Money Laundering Program

Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.  Accounts for the Funds are generally opened through other financial institutions or financial intermediaries.  When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you.  This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information.  In certain instances, your financial institution or financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

The Funds will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application).  The Funds, however, reserve the right to close and/or liquidate your account at the then-current day’s price if the financial institution or financial intermediary through which you open your account is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax consequences.

Customer identification and verification is part of the Funds’ overall obligation to deter money laundering under Federal law.  The Funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities.  In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity.  These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority.  If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if a Fund is required to withhold such proceeds.

How to Sell Your Fund Shares

If you own your shares through an account with the Funds, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts.  If you have questions, call 1-800-DIAL-SEI.  If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares.  Your financial institution or intermediary may charge a fee for its services.  The sale price of each share will be the next NAV determined after the Funds receive your request or after the Funds’

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authorized intermediary receives your request if transmitted to the Funds in accordance with the Funds’ procedures and applicable law.

Receiving Your Money

Normally, the Funds will make payment on your sale on the Business Day following the day on which they receive your request, but it may take up to seven days.  You may arrange for your proceeds to be wired to your bank account.

Redemptions in Kind

The Funds generally pay sale (redemption) proceeds in cash.  However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds’ remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind).  Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Suspension of Your Right to Sell Your Shares

A Fund may suspend your right to sell your shares if the NYSE restricts trading, the Securities and Exchange Commission declares an emergency or for other reasons.  More information about this is in the SAI.

How to Exchange Your Shares

You may exchange Class G Shares of any Fund for Class G Shares of any other Fund on any Business Day by contacting the Funds directly by mail or telephone. You may also exchange shares through your financial institution or intermediary by telephone. This exchange privilege may be changed or canceled at any time upon 60 days notice. When you exchange shares, you are really selling your shares and buying other Fund shares. Therefore, your sale price and purchase price will be based on the NAV next calculated after the Funds receive your exchange request.  All exchanges are based on the eligibility requirements of the Fund into which you are exchanging and any other limits on sales of or exchanges in that Fund.  Each Fund reserves the right to refuse or limit any exchange order for any reason, including if the transaction is deemed not to be in the best interest of the Fund’s other shareholders or possibly disruptive to the management of the Fund.  When a purchase or exchange order is rejected, the Fund will send notice to the prospective investor or the prospective investor’s financial intermediary prompted after receipt of the rejected order.

Telephone Transactions

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk.  The Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions.  If the Funds follow these procedures, the Funds will not be responsible for any losses or costs incurred by following telephone instructions that the Funds reasonably believe to be genuine.

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Distribution of Fund Shares

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds.  SIDCo. receives compensation, pursuant to a Rule 12b-1 Plan, for distributing the Funds’ Class G Shares.  The distribution fee for Class G Shares, as a percentage of average daily net assets, may be up to 0.25%.  The Funds are sold primarily through independent registered investment advisers, financial planners, bank trust departments and other financial advisors (Financial Advisors) who provide their clients with advice and services in connection with their investments in the Funds. Many Financial Advisors are also associated with broker-dealer firms. SIMC and its affiliates, at their expense, may pay compensation to these broker-dealers or other financial institutions for marketing, promotional or other services. These payments may be significant to these firms, and may create an incentive for the firm or its associated Financial Advisors to recommend or offer shares of the Funds to its customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources. SIMC and its affiliates may also provide other products and services to Financial Advisors. For additional information, please see the Funds’ SAI. You also can ask your Financial Advisor about any payments it receives from SIMC and its affiliates, as well as about fees it charges.

For Class G Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%.

Disclosure of Portfolio Holdings Information

Portfolio holdings information for a Fund can be obtained on the Internet at the following address: http://www.seic.com/holdings_home.asp. (the Portfolio Holdings Website).  Five calendar days after each month end, a list of all portfolio holdings in each Fund as of the end of such month shall be made available on the Portfolio Holdings Website.  Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means.  The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the first business day of the fifth month after the date to which the data relates, at which time it will be permanently removed from the site.

Additional information regarding the Funds’ policy and procedures on the disclosure of portfolio holdings information is available in the SAI.

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Dividends, Distributions and Taxes

Dividends and Distributions

The Funds distribute their investment income periodically as dividends to shareholders.  It is the policy of the International Equity and Emerging Markets Equity Funds to pay dividends at least once annually.  It is the policy of the Emerging Markets Debt Fund to pay dividends quarterly.  The Funds make distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in cash unless otherwise stated.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state, local and foreign income taxes.  Below, the Funds have summarized some important tax issues that affect the Funds and their shareholders.  This summary is based on current tax laws, which may change.

At least annually, each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any.  The dividends and distributions you receive from the Funds may be subject to federal, state and local taxation, depending upon your tax situation.  If so, they are taxable whether or not you reinvest them.  Income distributions are generally taxable at ordinary income tax rates except to the extent they are designated as qualified dividend income.  Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets) to the extent that a Fund receives qualified dividend income and certain holding period requirements and other requirements are satisfied by you and by the Fund.  Capital gains distributions are generally taxable at the rates applicable to long-term capital gains regardless of how long you have held your Fund shares.  Long-term capital gains are currently taxable at the maximum rate of 15%.  Absent further legislation, the maximum 15% rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

It is expected that distributions from the Emerging Markets Debt Fund will primarily consist of ordinary income and that distributions from this Fund will not be eligible for the lower tax rates applicable to qualified dividend income.

Each sale of Fund shares may be a taxable event.  Currently, any capital gain or loss realized upon a sale of Fund shares is generally treated as long-term gain or loss if the shares have been held for more than one year.  Capital gain or loss realized upon a sale of Fund shares held for one year or less is generally treated as short-term gain or loss, except that any capital loss on the sale of the Fund shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such Fund shares.

Some foreign governments levy withholding taxes against dividend and interest income.  Although in some countries a portion of these taxes is recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolios of the Funds.

Each Fund may elect to pass through to you your pro rata share of foreign income taxes paid by the Fund.  The Funds will notify you if they make such election.

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More information about taxes is in the Funds’ SAI.

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Financial Highlights

As of December 15, 2008, Class G Shares of the Funds had not commenced operations.

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SEI INSTITUTIONAL INTERNATIONAL TRUST

Investment Adviser

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Distributor

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Legal Counsel

Morgan, Lewis & Bockius LLP

More information about the Funds is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated December 15, 2008 includes detailed information about the SEI Institutional International Trust.  The SAI is on file with the SEC and is incorporated by reference into this prospectus.  This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports list the Funds’ holdings and contain information from the Funds’ managers about Fund strategies, and market conditions and trends and their impact on Fund performance.  The reports also contain detailed financial information about the Funds.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone:  Call 1-800-DIAL-SEI

By Mail:	Write to the Funds at:
One Freedom Valley Drive
Oaks, PA 19456

By Internet:                     http://www.seic.com

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From the SEC:  You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the SEI Institutional International Trust, from the EDGAR Database on the SEC’s website (“http://www.sec.gov”).  You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090).  You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.  You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address:  publicinfo@sec.gov.

SEI Institutional International Trust’s Investment Company Act registration number is 811-05601.

SEI-F-132 (12/08)

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SEI INSTITUTIONAL INTERNATIONAL TRUST

Administrator:

SEI Investments Global Funds Services

Distributor:

SEI Investments Distribution Co.

Investment Adviser:

SEI Investments Management Corporation

Sub-Advisers:

AllianceBernstein L.P.
Artisan Partners Limited Partnership
Ashmore Investment Management Limited
AXA Rosenberg Investment Management LLC
The Boston Company Asset Management, LLC
ING Investment Management Advisors, B.V.
McKinley Capital Management, Inc.
PanAgora Asset Management, Inc.
Principal Global Investors, LLC
Quantitative Management Associates LLC
Record Currency Management Limited
Rexiter Capital Management Limited
Smith Breeden Associates, Inc.
Stone Harbor Investment Partners LP

This Statement of Additional Information is not a prospectus. It is intended to provide additional information regarding the activities and operations of SEI Institutional International Trust (the "Trust"), and should be read in conjunction with the Trust's prospectus relating to Class G Shares of the International Equity, Emerging Markets Equity and Emerging Markets Debt Funds (the "Prospectus"), which is dated December 15, 2008. The Prospectus may be obtained without charge by writing the Trust's distributor, SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, Pennsylvania 19456, or by calling 1-800-342-5734.

December 15, 2008

SEI-F-058 (12/08)

TABLE OF CONTENTS

THE TRUST	S-2

INVESTMENT OBJECTIVES AND POLICIES	S-2

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS	S-3

American Depositary Receipts	S-3

Asset-Backed Securities	S-4

Brady Bonds	S-5

Commercial Paper	S-6

Dollar Rolls	S-6

Equity-Linked Warrants	S-6

Equity Securities	S-6

Eurobonds	S-7

Fixed Income Securities	S-8

Foreign Securities	S-9

Forward Foreign Currency Contracts	S-10

Futures and Options on Futures	S-12

High Yield Foreign Sovereign Debt Securities	S-13

Illiquid Securities	S-14

Interfund Lending and Borrowing Arrangements	S-14

Investment Companies	S-14

Loan Participations and Assignments	S-15

Money Market Securities	S-15

Mortgage-Backed Securities	S-16

Non-Diversification	S-18

Obligations of Domestic Banks, Foreign Banks and Foreign Branches of U.S. Banks	S-18

Obligations of Supranational Entities	S-19

Options	S-19

Pay-In-Kind Bonds	S-20

Privatizations	S-20

Real Estate Investment Trusts	S-20

Receipts	S-21

Repurchase Agreements	S-21

Restricted Securities	S-22

Reverse Repurchase Agreements	S-22

Securities Lending	S-22

Short Sales	S-23

Sovereign Debt	S-23

Structured Securities	S-24

Swaps, Caps, Floors, Collars and Swaptions	S-24

U.S. Government Securities	S-26

Variable and Floating Rate Instruments	S-26

When-Issued and Delayed Delivery Securities	S-27

Yankee Obligations	S-27

Zero Coupon Securities	S-27

INVESTMENT LIMITATIONS	S-28

THE ADMINISTRATOR AND TRANSFER AGENT	S-30

THE ADVISER AND SUB-ADVISERS	S-31

DISTRIBUTION AND SHAREHOLDER SERVICING	S-55

TRUSTEES AND OFFICERS OF THE TRUST	S-57

PROXY VOTING POLICIES AND PROCEDURES	S-61

PURCHASE AND REDEMPTION OF SHARES	S-62

TAXES	S-63

PORTFOLIO TRANSACTIONS	S-66

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	S-69

DESCRIPTION OF SHARES	S-69

LIMITATION OF TRUSTEES' LIABILITY	S-69

CODES OF ETHICS	S-70

VOTING	S-70

SHAREHOLDER LIABILITY	S-70

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	S-70

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	S-72

CUSTODIAN	S-72

LEGAL COUNSEL	S-72

APPENDIX A — DESCRIPTION OF CORPORATE BOND RATINGS	A-1

THE TRUST

SEI Institutional International Trust (the "Trust") is an open-end management investment company that offers shares of diversified and non-diversified portfolios. The Trust was established as a Massachusetts business trust pursuant to a Declaration of Trust dated June 28, 1988. The Declaration of Trust permits the Trust to offer separate series ("portfolios") of units of beneficial interest ("shares") and separate classes of shares of such portfolios. Shareholders may purchase shares in certain portfolios through separate classes. Class A, Class I and Class G shares may be offered, which provide for variations in transfer agent fees, shareholder servicing fees, administrative servicing fees, dividends and certain voting rights. Except for differences among the classes pertaining to shareholder servicing, administrative servicing, voting rights, dividends and transfer agent expenses, each share of each portfolio represents an equal proportionate interest in that portfolio with each other share of that portfolio.

This Statement of Additional Information ("SAI") relates to the Class G Shares of the International Equity, Emerging Markets Equity and Emerging Markets Debt Funds (each, a "Fund" and, together, the "Funds").

The investment adviser, SEI Investments Management Corporation ("SIMC" or the "Adviser") and investment sub-advisers to the Funds (each, a "Sub-Adviser" and, together, the "Sub-Advisers") are referred to collectively as the "advisers."

INVESTMENT OBJECTIVES AND POLICIES

INTERNATIONAL EQUITY FUND—The International Equity Fund seeks to provide long-term capital appreciation.

Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities. The Fund will invest primarily in common stocks and other equity securities of issuers of all capitalization ranges that are located in at least three countries other than the United States. It is expected that at least 40% of the Fund's assets will be invested outside the U.S. The Fund will invest primarily in companies located in developed countries outside of the U.S., but may also invest in companies located in emerging markets. Generally, the Fund will invest less than 20% of its assets in emerging markets. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Certain Sub-Advisers will seek to achieve returns in excess of an international equity benchmark, the Morgan Stanley Capital International (MSCI) EAFE Index. This allocation among investment strategies aims to diversify the sources from which certain Sub-Advisers seek to achieve excess returns (i.e., returns in excess of a benchmark index or "alpha"). While the Fund is expected to have an absolute return and risk profile similar to the international equity benchmark, returns may be derived in part from investing significant portions of the Fund in securities other than international equity securities, including equity derivatives, foreign currency forwards and short-term fixed income securities.

Certain Sub-Advisers use portfolio strategies that are designed to correlate with a portfolio of international equity securities, but which are composed of derivative instruments backed by other types of securities, including, but not limited to, underlying equity or equivalent securities that can be used as collateral. These portfolio strategies are included in the Fund's principal investment strategy described above. The Sub-Advisers purchase derivatives, generally using only a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets in a portfolio may be invested in other types of securities. Therefore, a Sub-Adviser would seek to outperform an international equity benchmark by purchasing derivatives correlated to a broad international equity index, and investing the remaining assets in other types of securities to add excess return. This portion of the Fund's assets may be invested in a wide range of asset classes other than international equities. Pursuant to a derivatives strategy, the Fund may invest in foreign corporate and government fixed income securities of different types and maturities, including mortgage-backed or other asset-backed securities, securities rated below investment grade (junk bonds), and repurchase or reverse repurchase agreements. In managing the Fund's currency exposure for foreign securities, the Sub-Advisers may buy and sell currencies for hedging or for speculative purposes. The amount of the Fund's portfolio that may be allocated to derivative strategies is expected to vary over time.

The Sub-Advisers seek to enhance the Fund's return by actively managing the Fund's foreign currency exposure. Less than 10% of the Fund's notional market value will be used to actively manage the Fund's foreign currency exposure. In managing the Fund's currency exposure, the Sub-Advisers buy and sell currencies (i.e., take long or short positions) using futures, foreign currency forward contracts and other derivatives. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency. The Fund may also engage in currency transactions in an attempt to take advantage of certain inefficiencies in the currency exchange market, to increase their exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another.

EMERGING MARKETS EQUITY FUND—The Emerging Markets Equity Fund seeks to provide capital appreciation.

Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of emerging market issuers. The Fund will invest primarily in common stocks and other equity securities of foreign companies located in emerging market countries. The Fund normally maintains investments in at least six emerging market countries, and does not invest more than 35% of its total assets in any one emerging market country. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC.

EMERGING MARKETS DEBT FUND—The investment objective of the Emerging Markets Debt Fund is to maximize total return.

Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities of emerging market issuers. The Fund will invest primarily in U.S. dollar-denominated debt securities of government, government-related and corporate issuers in emerging market countries, as well as entities organized to restructure the outstanding debt of such issuers. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. The Sub-Advisers will spread the Fund's holdings across a number of countries and industries to limit its exposure to a single emerging market economy and may not invest more than 25% of its assets in any single country. There are no restrictions on the Fund's average portfolio maturity, or on the maturity of any specific security. There is no minimum rating standard for the Fund's securities and the Fund's securities will generally be in the lower or lowest rating categories (including those below investment grade, commonly referred to as junk bonds).

There can be no assurance that the Funds will achieve their respective investment objectives.

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

The following are descriptions of the permitted investments and investment practices discussed in the Funds' "Investment Objectives and Policies'' section and the associated risk factors. A Fund may purchase any of these instruments and/or engage in any of these investment practices if, in the opinion of the advisers, such investment will be advantageous to the Fund. A Fund is free to reduce or eliminate its activity in any of these areas. SIMC or a Sub-Adviser, as applicable, will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with and permitted by a Fund's stated investment policies. There is no assurance that any of these strategies or any other strategies and methods of investment available to a Fund will result in the achievement of the Fund's objectives.

AMERICAN DEPOSITARY RECEIPTS—American Depositary Receipts ("ADRs"), as well as other "hybrid" forms of ADRs, including European Depositary Receipts ("EDRs"), Continental Depositary

Receipts ("CDRs") and Global Depositary Receipts ("GDRs"), are certificates evidencing ownership of shares of a foreign issuer.

Depositary receipts may be sponsored or unsponsored. These certificates are issued by depositary banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Investments in the securities of foreign issuers may subject a Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States.

Although the two types of depositary receipt facilities (unsponsored or sponsored) are similar, there are differences regarding a holder's rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities.

Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipts holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer's request.

ASSET-BACKED SECURITIES—Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Other asset-backed securities may be created in the future. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Asset-backed securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing debt obligations. Asset-backed securities may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the paydown characteristics of the underlying financial assets which are passed through to the security holder.

Asset-backed securities are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and, for a certain period, by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder. There may be a limited secondary market for such securities.

Collateralized Debt Obligations. Collateralized debt obligations ("CDOs") are securitized interests in pools of non-mortgage assets. Such assets usually comprise loans or debt instruments. A CDO may be called a collateralized loan obligation (CLO) if it holds only loans. Multiple levels of securities are issued by the CDO, offering various maturity and credit risk characteristics which are characterized according to their degree of credit risk. Purchasers in CDOs are credited with their portion of the scheduled payments of interest and principal on the underlying assets plus all unscheduled prepayments of principal based on a predetermined priority schedule. Accordingly, the CDOs in the longer maturity series are less likely than other asset pass-throughs to be prepaid prior to their stated maturity.

BRADY BONDS—Certain debt obligations, customarily referred to as "Brady Bonds," are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with a debt restructuring. Brady Bonds have only been issued since 1989, and, accordingly, do not have a long payment history. In addition, they are issued by governments that may have previously defaulted on the loans being restructured by the Brady Bonds, and are subject to the risk of default by the issuer. Brady Bonds may be fully or partially collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and they are actively traded in the over-the-counter secondary market. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations which have the same maturity as the Brady Bonds. Certain interest payments on these Brady Bonds may be collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is typically equal to between 12 and 18 months of rolling interest payments or, in the case of floating rate bonds, initially is typically equal to between 12 and 18 months rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter with the balance of interest accruals in each case being uncollateralized. Payment of interest and (except in the case of principal collateralized Brady Bonds) principal on Brady Bonds with no or limited collateral depends on the willingness and ability of the foreign government to make payment. In the event of a default on collateralized Brady Bonds for which obligations are accelerated, the collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course.

Based upon current market conditions, a Fund would not intend to purchase Brady Bonds which, at the time of investment, are in default as to payment. However, in light of the residual risk of Brady Bonds and, among other factors, the history of default with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are to be viewed as speculative. A substantial portion of the Brady Bonds and other sovereign debt securities in which the Emerging Markets Debt Fund invests are likely to be acquired at a discount, which involves certain additional considerations.

Sovereign obligors in developing and emerging market countries are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit to finance interest payments. Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the Brady Bonds and other foreign sovereign debt securities in which a Fund may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect the Fund's holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

COMMERCIAL PAPER—Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days up to 270 days.

DOLLAR ROLLS—"Dollar rolls" are transactions in which a Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities on a specified future date. The difference between the sale price and the purchase price (plus any interest earned on the cash proceeds of the sale) is netted against the interest income foregone on the securities sold to arrive at an implied borrowing rate. Alternatively, the sale and purchase transactions can be executed at the same price, with the Fund being paid a fee as consideration for entering into the commitment to purchase. If a Fund enters into dollar roll transactions, the Fund will "cover" its position as required by the 1940 Act.

EQUITY-LINKED WARRANTS—Equity-linked warrants provide a way for investors to access markets where entry is difficult and time consuming due to regulation. Typically, a broker issues warrants to an investor and then purchases shares in the local market and issues a call warrant hedged on the underlying holding. If the investor exercises his call and closes his position, the shares are sold and the warrant is redeemed with the proceeds.

Each warrant represents one share of the underlying stock. Therefore, the price, performance and liquidity of the warrant are all directly linked to the underlying stock. The warrants can be redeemed for 100% of the value of the underlying stock (less transaction costs). Being American style warrants, they can be exercised at any time. The warrants are U.S. dollar-denominated and priced daily on several international stock exchanges.

There are risks associated with equity-linked warrants. The investor will bear the full counterparty risk to the issuing broker (but SIMC or a Sub-Adviser, as applicable, selects to mitigate this risk by only purchasing from issuers with high credit ratings). They also have a longer settlement period because they go through the same registration process as the underlying shares (about three weeks) and during this time the shares cannot be sold. There is currently no active trading market for equity-linked warrants. Certain issuers of such warrants may be deemed to be "investment companies" as defined in the 1940 Act. As a result, a Fund's investment in such warrants may be limited by certain investment restrictions contained in the 1940 Act.

EQUITY SECURITIES—Equity securities represent ownership interests in a company and include common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Investments in equity securities in general are subject to market risks, which may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a Fund invests will cause the net asset value of the Fund to fluctuate. The Funds purchase and sell equity securities in various ways, including securities listed on recognized foreign exchanges, traded in the United States on registered exchanges or in the over-the-counter market. Equity securities are described in more detail below:

Common Stock. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. The Funds may purchase preferred stock of all ratings, as well as unrated stock.

Warrants. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities. The Funds may purchase convertible securities of all ratings, as well as unrated securities.

Small and Medium Capitalization Issuers. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and, even if listed on a national securities exchange, may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are likely to be less liquid, may have limited market stability and may be subject to more severe, abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

EUROBONDS—A Eurobond is a fixed income security denominated in U.S. dollars or another currency and sold to investors outside of the country whose currency is used. Eurobonds may be issued by government or corporate issuers, and are typically underwritten by banks and brokerage firms from numerous countries. While Eurobonds typically pay principal and interest in Eurodollars and U.S. dollars held in banks outside of the United States, they may pay principal and interest in other currencies.

FIXED INCOME SECURITIES—Fixed income securities consist primarily of debt obligations issued by governments, corporations, municipalities and other borrowers, but may also include structured securities that provide for participation interests in debt obligations. The market value of the fixed income securities in which a Fund invests will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities, but will affect a Fund's net asset value.

Additional information regarding fixed income securities is described below:

Duration. Duration is a measure of the expected change in value of a fixed income security for a given change in interest rates. For example, if interest rates changed by one percent, the value of a security having an effective duration of two years generally would vary by two percent. Duration takes the length of the time intervals between the present time and time that the interest and principal payments are scheduled, or in the case of a callable bond, expected to be received, and weighs them by the present values of the cash to be received at each future point in time.

Investment Grade Fixed Income Securities. Fixed income securities are considered investment grade if they are rated in one of the four highest rating categories by a nationally recognized statistical rating organization ("NRSRO"), or, if not rated, are determined to be of comparable quality by SIMC or a Sub-Adviser, as applicable. See "Appendix A—Description of Corporate Bond Ratings" for a description of the bond rating categories of several NRSROs. Ratings of each NRSRO represent its opinion of the safety of principal and interest payments (and not the market risk) of bonds and other fixed income securities it undertakes to rate at the time of issuance. Ratings are not absolute standards of quality and may not reflect changes in an issuer's creditworthiness. Investment grade fixed income securities rated in the fourth highest category lack outstanding investment characteristics, and have speculative characteristics as well. Securities rated Baa3 by Moody's or BBB- by S&P or higher are considered by those rating agencies to be "investment grade" securities, although Moody's considers securities rated in the Baa category to have speculative characteristics. While issuers of bonds rated BBB by S&P are considered to have adequate capacity to meet their financial commitments, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and principal for debt in this category than debt in higher rated categories. In the event a security owned by a Fund is downgraded below investment grade, SIMC or the Sub-Adviser, as applicable, will review the situation and take appropriate action with regard to the security, including the actions discussed below.

Lower Rated Securities. Lower rated bonds or non-investment grade bonds are commonly referred to as "junk bonds" or high yield/high-risk securities. Lower rated securities are defined as securities rated below the fourth highest rating category by an NRSRO. Such obligations are speculative and may be in default.

Fixed income securities are subject to the risk of an issuer's ability to meet principal and interest payments on the obligation (credit risk), and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated (i.e., high yield) securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which primarily react to movements in the general level of interest rates. Yields and market values of high yield securities will fluctuate over time, reflecting not only changing interest rates but the market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium to lower rated securities may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities generally are not meant for short-term investing.

Adverse economic developments can disrupt the market for high yield securities, and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity which may lead to a higher incidence of default on such securities. In addition, the secondary market for high yield securities may not be as liquid as the secondary market for more highly rated securities. As a result, SIMC or a Sub-Adviser, as applicable, could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were highly liquid. Furthermore, a Fund may experience difficulty in valuing certain securities at certain times. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating such Fund's net asset value. Prices for high yield securities may also be affected by legislative and regulatory developments.

Lower rated or unrated fixed income obligations also present risks based on payment expectations. If an issuer calls the obligations for redemption, a Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If a Fund experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Fund's investment portfolio and increasing the exposure of the Fund to the risks of high yield securities.

Sensitivity to Interest Rate and Economic Changes. Lower rated bonds are very sensitive to adverse economic changes and corporate developments. During an economic downturn, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, a Fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and change can be expected to result in increased volatility of market prices of high-yield, high-risk bonds and a Fund's net asset value.

Payment Expectations. High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, a Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield, high-risk bond's value may decrease in a rising interest rate market, as will the value of a Fund's assets. If a Fund experiences significant unexpected net redemptions, this may force it to sell high-yield, high-risk bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Fund's rate of return.

Liquidity and Valuation. There may be little trading in the secondary market for particular bonds, which may affect adversely a Fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perception, whether or not based on fundamental analysis, may decrease the value and liquidity of high-yield, high-risk bonds, especially in a thin market.

Taxes. A Fund may purchase debt securities (such as zero coupon or pay-in-kind securities) that contain original issue discount. Original issue discount that accretes in a taxable year is treated as earned by a Fund and therefore is subject to the distribution requirements applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Because the original issue discount earned by a Fund in a taxable year may not be represented by cash income, the Fund may have to dispose of other securities and use the proceeds to make distributions to shareholders.

FOREIGN SECURITIES—Foreign securities are securities issued by non-U.S. issuers. Investments in foreign securities may subject a Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization, or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuations in value due to changes in the exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the

United States. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

The value of a Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and a Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange or currency control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by a Fund. Such investments may also entail higher custodial fees and sales commissions than domestic investments.

A Fund's investments in emerging markets can be considered speculative, and therefore may offer higher potential for gains and losses than investments in developed markets of the world. With respect to an emerging country, there may be a greater potential for nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or investments in such countries. The economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange or currency controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

In addition to the risks of investing in emerging market country debt securities, a Fund's investment in government or government-related securities of emerging market countries and restructured debt instruments in emerging markets are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt, and requests to extend additional loan amounts. A Fund may have limited recourse in the event of default on such debt instruments.

FORWARD FOREIGN CURRENCY CONTRACTS—A forward foreign currency contract involves a negotiated obligation to purchase or sell a specific currency at a future date (with or without delivery required), which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

Forward contracts generally may not be liquidated prior to the stated maturity date, although the parties to a contract may agree to enter into a second offsetting transaction with the same maturity, thereby fixing each party's profit or loss on the two transactions. Nevertheless, each position must still be maintained to maturity unless the parties separately agree on an earlier settlement date. As a result, a party to a forward contract must be prepared to perform its obligations under each such contract in full. Parties to a forward contract may also separately agree to extend the contract by "rolling" it over prior to the originally scheduled settlement date.

The Funds may use currency instruments as part of a hedging strategy, as described below.

Transaction Hedging. Transaction Hedging is entering into a currency transaction with respect to specific assets or liabilities of a Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. A Fund may enter into Transaction Hedging out of a desire to preserve the U.S. dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. A Fund may be able to protect itself against possible losses resulting from changes in the relationship between the U.S. dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

Position Hedging. A Fund may sell a non-U.S. currency and purchase U.S. currency to reduce exposure to the non-U.S. currency ("Position Hedging"). A Fund may use Position Hedging when an adviser reasonably believes that the currency of a particular foreign country may suffer a substantial decline against the U.S.

dollar. A Fund may enter into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amount and the value of the portfolio securities involved may not have a perfect correlation since the future value of the securities hedged will change as a consequence of the market between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain.

Cross Hedges. A Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.

Proxy Hedges. A Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which a Fund's portfolio is exposed is difficult to hedge or to hedge against the U.S. dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of a Fund's portfolio securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked currencies.

In addition to the hedging transactions described above, the International Equity Fund may also engage in currency transactions in an attempt to take advantage of certain inefficiencies in the currency exchange market, to increase their exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another.

A Fund (except the International Equity Fund) will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described above. The International Equity Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency.

The Funds may engage in non-deliverable forward transactions. A non-deliverable forward is a transaction that represents an agreement between a Fund and a counterparty (usually a commercial bank) to buy or sell a specified (notional) amount of a particular currency at an agreed upon foreign exchange rate on an agreed upon future date. The non-deliverable forward transaction position is closed using a fixing rate, as defined by the central bank in the country of the currency being traded, that is generally publicly stated within one or two days prior to the settlement date. Unlike other currency transactions, there is no physical delivery of the currency on the settlement of a non-deliverable forward transaction. Rather, a Fund and the counterparty agree to net the settlement by making a payment in U.S. dollars or another fully convertible currency that represents any differential between the foreign exchange rate agreed upon at the inception of the non-deliverable forward agreement and the actual exchange rate on the agreed upon future date. Thus, the actual gain or loss of a given non-deliverable forward transaction is calculated by multiplying the transaction's notional amount by the difference between the agreed upon forward exchange rate and the actual exchange rate when the transaction is completed.

The Funds may invest in options on foreign currencies and futures. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market, which may not always be available. An option on a currency provides the purchaser, or "holder," with the right, but not the obligation, to purchase, in the case of a "call" option, or sell, in the case of a "put" option, a stated quantity of the underlying currency at a fixed exchange rate up to a stated expiration date (or, in the case of certain options, on such date). The holder generally pays a nonrefundable fee for the option, referred to as the "premium," but cannot lose more than this amount, plus related transaction costs. Thus, where a Fund is a holder of option contracts, such losses will be limited in absolute amount. In contrast to a forward contract, an option imposes a binding obligation only on the seller, or "writer." If the holder exercises the option, the writer is obligated to complete the transaction in the underlying currency. An option generally becomes worthless to the holder when it expires. In addition, in the context of an exchange-traded option, the writer is often required to deposit initial margin and may be required to increase the margin on deposit if the market moves against the writer's position. Options on currencies may be purchased in the over-the-counter market between commercial entities dealing directly with each other as principals. In purchasing an over-the-counter currency option, the holder is subject to the risk of default by the writer and, for this reason, purchasers of options on currencies may require writers to post collateral or other forms of performance assurance.

The Funds may invest in foreign currency futures contracts. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally, which are described elsewhere in this SAI. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation, which may subject a Fund to additional risk.

Risks. Currency transactions are subject to risks that are different from those of other portfolio transactions. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy. Although forward foreign currency contracts and currency futures tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they may limit any potential gain which might result should the value of such currency increase. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchase and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to a Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures are relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market, which may not always be available.

If the International Equity Fund enters into currency transactions when they do not own assets denominated in that currency, the Fund's volatility may increase and losses on such transactions will not be offset by increases in the value of the Fund's assets.

Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a Fund if the currency being hedged fluctuates in value to a degree in a direction that is not anticipated. Furthermore, there is a risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that a Fund is engaging in proxy hedging. Suitable hedging transactions may not be available in all circumstances. Hedging transactions may also eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies. If a Fund enters into a currency transaction, the Fund will "cover" its position as required by the 1940 Act.

FUTURES AND OPTIONS ON FUTURES—Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security or currency at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

A Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges regulated by the Commodities Futures Trading Commission ("CFTC"). Consistent with CFTC regulations, the Funds have claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, are not subject to registration or regulation as a pool operator under the Commodity Exchange Act. A Fund may use futures contracts and related options for either hedging purposes or risk management purposes, as permitted by its stated investment policies. Instances in which a Fund may use futures contracts and related options for risk management purposes include: attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes.

When a Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position as required by the 1940 Act. A Fund may also "cover" its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also "cover" its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. A Fund may "cover" its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

A Fund may also "cover" its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund may also "cover" its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. A Fund may "cover" its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also "cover" its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with a Fund's use of futures contracts and options on futures including the following: (1) the success of a hedging strategy may depend on the ability of SIMC or a Sub-Adviser, as applicable, to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure.

HIGH YIELD FOREIGN SOVEREIGN DEBT SECURITIES—The Emerging Markets Debt Fund may purchase High Yield Foreign Sovereign Debt Securities. Investing in fixed and floating rate high yield foreign sovereign debt securities will expose a Fund to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities. The ability of a foreign sovereign obligor to make timely payments on its external debt obligations will also be strongly influenced by the obligor's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. Countries such as those in which a Fund may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate or trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty or instability. Additional factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, and its government's policy towards the International Monetary Fund, the World Bank and other international agencies. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected. If a foreign sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government's implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds, which may further impair the obligor's ability or willingness to timely service its debts.

ILLIQUID SECURITIES—Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust's Board of Trustees (the "Board"). Despite such good faith efforts to determine fair value prices, a Fund's illiquid securities are subject to the risk that the security's fair value price may differ from the actual price which the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to the Fund. Under the supervision of the Board, SIMC or a Sub-Adviser, as applicable, determines the liquidity of a Fund's investments. In determining the liquidity of the Fund's investments, SIMC or a Sub-Adviser, as applicable, may consider various factors, including: (1) the frequency and volume of trades and quotations; (2) the number of dealers and prospective purchasers in the marketplace; (3) dealer undertakings to make a market; and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

INTERFUND LENDING AND BORROWING ARRANGEMENTS—The SEC has granted an exemption that permits the Funds to participate in an interfund lending program (the "Program") with all other funds advised by SIMC ("SEI Funds"). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Currently, the Program has not yet been implemented. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements ("Repo Rate"), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings ("Bank Loan Rate"). The Bank Loan Rate will be determined using a formula approved by the SEI Funds' Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate.

All interfund loans and borrowings must comply with the conditions set forth in the exemption, which are designed to ensure fair and equitable treatment of all participating funds. Each Fund's participation in the Program must be consistent with its investment policies and limitations, and is subject to certain percentage limitations. Upon implementation of the Program SIMC will administer the Program according to procedures approved by the SEI Funds' Board. In addition, the Program will be subject to oversight and periodic review by the Board.

INVESTMENT COMPANIES—Securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, open-end investment companies, and real estate investment trusts ("REITs") represent interests in professionally managed portfolios that may invest in various types of instruments. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market. Federal securities laws limit the extent to which a Fund can invest in securities of other investment companies. Generally, a Fund is prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Fund owns more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Fund's total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund. The Trust and SIMC have obtained an order from the SEC that permits the Funds to invest their uninvested cash and cash collateral from securities lending activities in one or more affiliated investment companies, which complies with Rule 2a-7 under the 1940 Act, in excess of the limits of Section 12 of the 1940 Act. A Fund may invest in investment companies managed by SIMC or a Fund's Sub-Adviser to the extent permitted by any rule or regulation of the SEC or any order or interpretation thereunder.

The Funds are prohibited from acquiring any securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(G) or Section 12(d)(1)(F) of the 1940 Act.

Because of restrictions on direct investment by U.S. entities in certain countries, investment in other investment companies may be the most practical or only manner in which an international and global fund can invest in the securities markets of those countries. A Fund also may incur tax liability to the extent it invests in the stock of a foreign issuer that constitutes a passive foreign investment company.

Exchange-Traded Funds. Exchange-traded funds ("ETFs") are investment companies that are registered under the 1940 Act as open-end funds or unit investment trusts. ETFs are actively traded on national securities exchanges and are generally based on specific domestic and foreign market indices. An "index-based ETF" seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index. Because ETFs are based on an underlying basket of stocks or an index, they are subject to the same market fluctuations as these types of securities in volatile market swings.

LOAN PARTICIPATIONS AND ASSIGNMENTS—Loan participations are interests in loans to corporations or governments which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank, financial institution or syndicate member ("intermediary bank"). In a loan participation, the borrower will be deemed to be the issuer of the participation interest, except to the extent a Fund derives its rights from the intermediary bank. Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risks generally associated with the underlying borrower. In the event of the bankruptcy or insolvency of the borrower, a loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the intermediary bank. In addition, in the event the underlying borrower fails to pay principal and interest when due, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of such borrower. Under the terms of a loan participation, a Fund may be regarded as a creditor of the intermediary bank, (rather than of the underlying borrower), so that the Fund may also be subject to the risk that the intermediary bank may become insolvent.

Loan assignments are investments in assignments of all or a portion of certain loans from third parties. When a Fund purchases assignments from lenders, it will acquire direct rights against the borrower on the loan. Since assignments are arranged through private negotiations between potential assignees and assignors, however, the rights and obligations acquired by the Fund may differ from, and be more limited than, those held by the assigning lender. Loan participations and assignments may be considered liquid, as determined by the Funds' advisers based on criteria approved by the Board.

MONEY MARKET SECURITIES—Money market securities include: short-term U.S. Government securities; custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; commercial paper rated in the highest short-term rating category by an NRSRO, such as S&P or Moody's, or determined by SIMC or a Sub-Adviser, as applicable, to be of comparable quality at the time of purchase; short-term bank obligations (certificates of deposit, time deposits and bankers' acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and repurchase agreements involving such securities. For a description of ratings, see Appendix A to this SAI.

MORTGAGE-BACKED SECURITIES—Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional fifteen and thirty-year fixed-rate mortgages, graduated payment mortgages, adjustable rate mortgages and floating mortgages. Mortgage-backed securities are described in more detail below:

Government Pass-Through Securities. These are securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are the Government National Mortgage Association ("GNMA"), Fannie Mae and the Federal Home Loan Mortgage Corporation ("Freddie Mac"). GNMA, Fannie Mae and Freddie Mac each guarantee timely distributions of interest to certificate holders. GNMA and Fannie Mae also guarantee timely distributions of scheduled principal. In the past, Freddie Mac has only guaranteed the ultimate collection of principal of the underlying mortgage loan; however, Freddie Mac now issues mortgage-backed securities ("FHLMC Gold PC" securities) which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

There is a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-backed securities and among the securities that they issue. Mortgage-backed securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") that are guaranteed as to the timely payment of principal and interest by GNMA and are backed by the full faith and credit of the U.S. Government. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by Fannie Mae include Fannie Mae Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") that are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the U.S. Government. Fannie Mae is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by Fannie Mae. Mortgage-backed securities issued by Freddie Mac include Freddie Mac Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). Freddie Mac is a corporate instrumentality of the U.S. Government, created pursuant to an Act of Congress, which is owned entirely by private stockholders. Freddie Macs are not backed by the full faith and credit of the U.S. Government, and therefore are not guaranteed by the U.S. Government or by any Federal Home Loan Bank and do not constitute a debt or obligation of the U.S. Government or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac. Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When Freddie Mac does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

The market value and interest yield of these mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments on the underlying loans, these securities have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular mortgage-backed security. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors.

Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although these securities may offer yields higher than those available from other types of U.S. Government securities, mortgage-backed securities may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.

Private Pass-Through Securities. Private pass-through securities are mortgage-backed securities issued by a non-governmental entity, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities generally lack a guarantee by an entity having the credit status of a governmental agency or instrumentality. The two principal types of private mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs").

Commercial Mortgage-Backed Securities ("CMBS"). CMBS are generally multi-class or pass-through securities backed by a mortgage loan or a pool of mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments. The commercial mortgage loans that underlie CMBS are generally not amortizing or not fully amortizing. That is, at their maturity date, repayment of the remaining principal balance or "balloon" is due and is repaid through the attainment of an additional loan of sale of the property.

CMOs. CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). CMOs are rated in one of the two highest categories by S&P or Moody's. Many CMOs are issued with a number of classes or series which have different expected maturities. Investors purchasing such CMOs are credited with their portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal based on a predetermined priority schedule. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

REMICs. REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by interests in real property. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae or Freddie Mac represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, Freddie Mac or GNMA-guaranteed mortgage pass-through certificates. For Freddie Mac REMIC Certificates, Freddie Mac guarantees the timely payment of interest. GNMA REMIC Certificates are backed by the full faith and credit of the U.S. Government.

Adjustable Rate Mortgage Securities ("ARMS"). ARMS are a form of pass-through security representing interests in pools of mortgage loans whose interest rates are adjusted from time to time. The adjustments usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits. While the value of ARMS, like other debt securities, generally varies inversely with changes in market interest rates (increasing in value during periods of declining interest rates and decreasing in value during periods of increasing interest rates), the value of ARMS should generally be more resistant to price swings than other debt securities because the interest rates of ARMS move with market interest rates. The adjustable rate feature of ARMS will not, however, eliminate fluctuations in the prices of ARMS, particularly during periods of extreme fluctuations in interest rates. Also, since many adjustable rate mortgages only reset on an annual basis, it can be expected that the prices of ARMS will fluctuate to the extent that changes in prevailing interests rates are not immediately reflected in the interest rates payable on the underlying adjustable rate mortgages.

Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities are securities that are created when a U.S. Government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal-only" security ("PO") receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security ("IO") receives interest payments from the same underlying security. The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

Parallel Pay Securities; PAC Bonds. Parallel pay CMOs and REMICs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which must be retired by its stated maturity date or final distribution date, but may be retired earlier. Planned Amortization Class CMOs ("PAC Bonds") generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

Pfandbriefe. A Pfandbriefe is a fixed-term, fixed-rate bond issued by a German mortgage bank or a public-sector bank to finance secured real estate loans or public sector loans. Although Pfandbriefe are collateralized securities, the issuer assumes all of the prepayment risk.

Estimated Average Life. Due to the possibility of prepayments of the underlying mortgage instruments, mortgage-backed securities generally do not have a known maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. An average life estimate is a function of an assumption regarding anticipated prepayment patterns, based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants can produce different average life estimates with regard to the same security. There can be no assurance that estimated average life will be a security's actual average life.

NON-DIVERSIFICATION—The Emerging Markets Debt Fund is a non-diversified investment company, as defined in the 1940 Act, which means that a relatively high percentage of its assets may be invested in the obligations of a limited number of issuers. The value of shares of the Fund may be more susceptible to any single economic, political or regulatory occurrence than the shares of a diversified investment company would be. The Fund intends to satisfy the diversification requirements necessary to qualify as a regulated investment company under the Code, which requires that the Fund be diversified (i.e., not invest more than 5% of its assets in the securities in any one issuer) as to 50% of its assets.

OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS—The Funds may invest in obligations issued by banks and other savings institutions. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by a Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. Bank obligations include the following:

Bankers' Acceptances. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers' acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

Certificates of Deposit. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid. Additional information about illiquid securities is provided under the section "Illiquid Securities."

Time Deposits. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities. Additional information about illiquid securities is provided under the section "Illiquid Securities."

OBLIGATIONS OF SUPRANATIONAL ENTITIES—Supranational entities are entities established through the joint participation of several governments, and include the Asian Development Bank, the Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Economic Community, European Investment Bank and the Nordic Investment Bank. The governmental members, or "stockholders," usually make initial capital contributions to the supranational entity and, in many cases, are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. Obligations of supranational entities may be purchased by the Emerging Markets Equity and Emerging Markets Debt Funds.

OPTIONS—A Fund may purchase and write put and call options on indices and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

A Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by a Fund will be "covered" as required by the 1940 Act.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities. All options written on indices or securities must be "covered" as required by the 1940 Act.

Each Fund may trade put and call options on securities, securities indices and currencies, as SIMC or a Sub-Adviser, as applicable, determines is appropriate in seeking the Fund's investment objective, and except as restricted by the Fund's investment limitations as set forth below. See "Investment Limitations."

The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

A Fund may purchase put and call options on securities for any lawful purpose, including to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium for such options. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

A Fund may write (i.e., sell) "covered" call options on securities for any lawful purpose, including as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When a Fund writes an option, if the underlying securities do not increase or decrease, as applicable, to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which a Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which a Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

A Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is normally done by reference to information from a market maker. It is the SEC's position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

Risks. Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

PAY-IN-KIND BONDS—Pay-in-kind bonds are securities which, at the issuer's option, pay interest in either cash or additional securities for a specified period. Pay-in-kind bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Pay-in-kind bonds are expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. Pay-in-kind bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities.

PRIVATIZATIONS—Privatizations are foreign government programs for selling all or part of the interests in government owned or controlled enterprises. The ability of a U.S. entity to participate in privatizations in certain foreign countries may be limited by local law, or the terms on which a Fund may be permitted to participate may be less advantageous than those applicable for local investors. There can be no assurance that foreign governments will continue to sell their interests in companies currently owned or controlled by them or that privatization programs will be successful.

REAL ESTATE INVESTMENT TRUSTS—Real estate investment trusts ("REITs") are trusts that invest primarily in commercial real estate or real estate-related loans. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with certain requirements under the Code relating to its organization, ownership, assets and income, as well as with a requirement that it distribute to its shareholders or unitholders at least 95% of its taxable income for each taxable year. Generally, REITs can be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs. By investing in REITs indirectly through the Fund, shareholders will bear not only the proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of underlying REITs.

A Fund may be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code or its failure to maintain exemption from registration under the 1940 Act. The Emerging Markets Debt Fund may not invest in REITs.

RECEIPTS—Receipts are interests in separately traded interest and principal component parts of U.S. Government obligations that are issued by banks or brokerage firms and are created by depositing U.S. Government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include "Treasury Receipts" ("TRs"), "Treasury Investment Growth Receipts" ("TIGRs"), "Liquid Yield Option Notes" ("LYONs") and "Certificates of Accrual on Treasury Securities" ("CATS"). LYONs, TIGRs and CATS are interests in private proprietary accounts while TRs and Separately Traded Registered Interest and Principal Securities ("STRIPS") (see "U.S. Treasury Obligations") are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. For tax purposes, original issue discount that accretes in a taxable year is treated as earned by a Fund and therefore is subject to the distribution requirements applicable to regulated investment companies under Subchapter M of the Code. Because of these features, such securities may be subject to greater interest rate volatility than interest paying fixed income securities.

REPURCHASE AGREEMENTS—A repurchase agreement is an agreement in which one party sells securities to another party in return for cash, with an agreement to repurchase equivalent securities at an agreed price and on an agreed future date. A Fund may enter into repurchase agreements with financial institutions. The Funds each follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions deemed creditworthy by SIMC or a Sub-Adviser, as applicable. The repurchase agreements entered into by a Fund will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement. SIMC or a Sub-Adviser, as applicable, monitors compliance with this requirement, as well as the ongoing financial condition and creditworthiness of the counterparty. Under all repurchase agreements entered into by a Fund, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of each Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. The investments of each of the Funds in repurchase agreements, at times, may be substantial when, in the view of SIMC or a Sub-Adviser, as applicable, liquidity or other considerations so warrant.

RESTRICTED SECURITIES—Restricted securities are securities that may not be sold freely to the public absent registration under the Securities Act of 1933, as amended (the "1933 Act"), or an exemption from registration. Permitted investments for the Funds include restricted securities. Restricted securities, including securities eligible for re-sale under Rule 144A of the 1933 Act, that are determined to be liquid are not subject to a Fund's limitation on investing in illiquid securities. The determination of whether a restricted security is illiquid is to be made by an adviser pursuant to guidelines adopted by the Board. Under these guidelines, the particular adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such restricted securities, the advisers intend to purchase securities that are exempt from registration under Rule 144A under the 1933 Act and Section 4(2) commercial paper issued in reliance on an exemption from registration under Section 4(2) of the 1933 Act.

REVERSE REPURCHASE AGREEMENTS—Certain Funds may borrow funds for temporary purposes by entering into reverse repurchase agreements. Reverse repurchase agreements are transactions in which a Fund sells portfolio securities to financial institutions such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price which is higher than the original sale price. Reverse repurchase agreements are similar to a fully collateralized borrowing by the Fund. At the time the Fund enters into a reverse repurchase agreement, it will earmark or place in a segregated account cash or liquid securities having a value equal to the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained.

Reverse repurchase agreements involve risks. Reverse repurchase agreements are a form of leverage and the use of reverse repurchase agreements by a Fund may increase the Fund's volatility. Reverse repurchase agreements are also subject to the risk that the other party to the reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to a Fund. Reverse repurchase agreements also involve the risk that the market value of the securities sold by a Fund may decline below the price at which it is obligated to repurchase the securities. In addition, when a Fund invests the proceeds it receives in a reverse repurchase transaction, there is a risk that those investments may decline in value. In this circumstance, the Fund could be required to sell other investments in order to meet its obligations to repurchase the securities.

SECURITIES LENDING—Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to SIMC, a Sub-Adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral of 102% and 105% of the market value of borrowed securities for domestic and foreign issuers, respectively. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

A Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent.

By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. Government securities or letters of credit are used as collateral. Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

A Fund may invest the cash received as collateral through loan transactions in other eligible securities, including shares of a registered money market fund or unregistered money market fund that complies with the requirements of Rule 2a-7 under the 1940 Act, including funds that do not seek to maintain a stable $1.00 per share net asset value. Investing the cash collateral subjects the Fund's investments to market appreciation or depreciation. A Fund remains obligated to return all collateral to the borrower under the terms of its securities lending arrangements, even if the value of the investments made with the collateral has declined. Accordingly, if the value of an investment declines, a Fund would be required to liquidate other investments in order to return collateral to the borrower at the end of a loan.

The cash collateral may be invested in the SEI Liquidity Fund, LP ("Liquidity Fund"), an affiliated private money market fund managed by SIMC and operated in accordance with Rule 12d1-1 under the 1940 Act. Although the Liquidity Fund is not registered as an investment company under the 1940 Act, it intends to operate as a money market fund in compliance with Rule 2a-7 of the 1940 Act to the extent required by Rule 12d1-1 under the 1940 Act. The cash collateral invested in the Liquidity Fund may be subject to the risk of loss in the underlying investments of the Liquidity Fund.

SHORT SALES—Short sales may be used by a Fund as part of its overall portfolio management strategies or to offset (hedge) a potential decline in the value of a security. A Fund may engage in short sales that are either "against the box" or "uncovered." A short sale is "against the box" if at all times during which the short position is open, a Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to a Fund with respect to the securities that are sold short. Uncovered short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale may be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until a Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short, and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short; or (b) otherwise "cover" the Fund's short position as required by the 1940 Act.

SOVEREIGN DEBT—The Emerging Markets Debt Fund may invest in sovereign debt securities. The cost of servicing external debt will also generally be adversely affected by rising international interest rates, because many external debt obligations bear interest at rates which are adjusted based upon international interest rates. The ability to service external debt will also depend on the level of the relevant government's international currency reserves and its access to foreign exchange. Currency devaluations may affect the ability of a sovereign obligor to obtain sufficient foreign exchange to service its external debt.

As a result of the foregoing or other factors, a governmental obligor may default on its obligations. If such an event occurs, the Fund may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign sovereign debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign sovereign debt obligations in the event of default under their commercial bank loan agreements.

STRUCTURED SECURITIES—The Emerging Markets Debt Fund may invest a portion of its assets in entities organized and operated solely for the purpose of restructuring the investment characteristics of sovereign debt obligations of emerging market issuers. This type of restructuring involves the deposit with, or purchase by, an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans or Brady Bonds) and the issuance by that entity of one or more classes of securities ("Structured Securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued Structured Securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to Structured Securities is dependent on the extent of the cash flow on the underlying instruments. Because Structured Securities of the type in which the Fund anticipates it will invest typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. The Fund is permitted to invest in a class of Structured Securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated Structured Securities typically have higher yields and present greater risks than unsubordinated Structured Securities. Structured Securities are typically sold in private placement transactions, and there currently is no active trading market for Structured Securities. Certain issuers of such structured securities may be deemed to be "investment companies" as defined in the 1940 Act. As a result, the Fund's investment in such securities may be limited by certain investment restrictions contained in the 1940 Act.

SWAPS, CAPS, FLOORS, COLLARS AND SWAPTIONS—Swaps are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities (referred to as the "underlying") and a predetermined amount (referred to as the "notional amount"). The underlying for a swap may be an interest rate (fixed or floating), a currency exchange rate, a commodity price index, a security, group of securities or a securities index, a combination of any of these, or various other rates, assets or indices. Swap agreements generally do not involve the delivery of the underlying or principal, and a party's obligations generally are equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the swap agreement.

A great deal of flexibility is possible in the way swaps may be structured. For example, in a simple fixed-to-floating interest rate swap, one party makes payments equivalent to a fixed interest rate, and the other party makes payments calculated with reference to a specified floating interest rate, such as LIBOR or the prime rate. In a currency swap, the parties generally enter into an agreement to pay interest streams in one currency based on a specified rate in exchange for receiving interest streams denominated in another currency. Currency swaps may involve initial and final exchanges of the currency that correspond to the agreed upon notional amount.

A Fund may engage in simple or more complex swap transactions involving a wide variety of underlyings for various reasons. For example, a Fund may enter into a swap to gain exposure to investments (such as an index of securities in a market) or currencies without actually purchasing those stocks or currencies; to make an investment without owning or taking physical custody of securities or currencies in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable; to hedge an existing position; to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded the desired return; or for various other reasons.

Certain Funds may enter into credit default swaps, as a buyer or a seller. The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided no event of default has occurred. If an event of default occurs, the seller must pay the buyer the full notional value ("par value") of the underlying in exchange for the underlying. If a Fund is a buyer and no event of default occurs, the Fund will have made a stream of payments to the seller without having benefited from the default protection it purchased. However, if an event of default occurs, the Fund, as buyer, will receive the full notional value of the underlying that may have little or no value following default. As a seller, a Fund receives a fixed rate of income throughout the term of the contract, provided there is no default. If an event of default occurs, the Fund would be obligated to pay the notional value of the underlying in return for the receipt of the underlying. The value of the underlying received by the Fund, coupled with the periodic payments previously received may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. Credit default swaps involve different risks than if a Fund invests in the underlying directly.

Caps, floors, collars and swaptions are privately-negotiated option-based derivative products. Like a put or call option, the buyer of a cap or floor pays a premium to the writer. In exchange for that premium, the buyer receives the right to a payment equal to the differential if the specified index or rate rises above (in the case of a cap) or falls below (in the case of a floor) a pre-determined strike level. Like swaps, obligations under caps and floors are calculated based upon an agreed notional amount, and, like most swaps (other than foreign currency swaps), the entire notional amount is not exchanged. A collar is a combination product in which one party buys a cap from and sells a floor to another party. Swaptions give the holder the right to enter into a swap. A Fund may use one or more of these derivative products in addition to or in lieu of a swap involving a similar rate or index.

Under current market practice, swaps, caps, collars and floors between the same two parties are generally documented under a "master agreement." In some cases, options and forwards between the parties may also be governed by the same master agreement. In the event of a default, amounts owed under all transactions entered into under, or covered by, the same master agreement would be netted, and only a single payment would be made.

Generally, a Fund would calculate the obligations of the swap agreements' counterparties on a "net basis." Consequently, a Fund's current obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each counterparty to the swap agreement (the "net amount"). A Fund's current obligation under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered as required by the 1940 Act. Each Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under the existing agreements with that party would exceed 5% of the Fund's total assets.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents using standardized swap agreements. As a result, the use of swaps has become more prevalent in comparison with the markets for other similar instruments that are also traded in over-the-counter markets.

Swaps and other derivatives involve risks. One significant risk in a swap, cap, floor, collar or swaption is the volatility of the specific interest rate, currency or other underlying that determines the amount of payments due to and from a Fund. This is true whether these derivative products are used to create additional risk exposure for a Fund or to hedge, or manage, existing risk exposure. If under a swap, cap, floor, collar or swaption agreement a Fund is obligated to make a payment to the counterparty, the Fund must be prepared to make the payment when due. A Fund could suffer losses with respect to such an agreement if the Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions. Further, the risks of caps, floors and collars, like put and call options, may be unlimited for the seller if the cap or floor is not hedged or covered, but is limited for the buyer.

Because under swap, cap, floor, collar and swaption agreements a counterparty may be obligated to make payments to a Fund, these derivative products are subject to risks related to the counterparty's creditworthiness. If a counterparty defaults, a Fund's risk of loss will consist of any payments that the Fund is entitled to receive from the counterparty under the agreement (this may not be true for currency swaps that require the delivery of the entire notional amount of one designated currency in exchange for the other). Upon default by a counterparty, however, a Fund may have contractual remedies under the swap agreement.

A Fund will enter into swaps only with counterparties that SIMC or the Sub-Advisers, as applicable, believe to be creditworthy. In addition, a Fund will earmark or segregate cash or liquid securities in an amount equal to any liability amount owned under a swap, cap, floor, collar or swaption agreement, or will otherwise "cover" its position as required by the 1940 Act.

U.S. GOVERNMENT SECURITIES—Examples of types of U.S. Government obligations in which a Fund may invest include U.S. Treasury obligations and the obligations of U.S. Government agencies or U.S. Government sponsored entities such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Fannie Mae, GNMA, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Freddie Mac, Federal Intermediate Credit Banks, Maritime Administration, and other similar agencies. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. Government securities are not guaranteed against price movements due to fluctuating interest rates.

U.S. Treasury Obligations. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Treasury Receipts ("TRs").

U.S. Government Zero Coupon Securities. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

U.S. Government Agencies. Some obligations issued or guaranteed by agencies of the U.S. Government are supported by the full faith and credit of the U.S. Treasury (e.g., Treasury bills, notes and bonds, and securities guaranteed by GNMA), others are supported by the right of the issuer to borrow from the Treasury (e.g., obligations of Federal Home Loan Banks), while still others are supported only by the credit of the instrumentality (e.g., obligations of Fannie Mae). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of a Fund's shares.

VARIABLE AND FLOATING RATE INSTRUMENTS—Certain obligations may carry variable or floating rates of interest and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES—When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. The interest rate realized on these securities is fixed as of the purchase date, and no interest accrues to a Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates, and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if SIMC or a Sub-Adviser, as applicable, deems it appropriate. When a Fund purchases when-issued or delayed delivery securities, it will "cover" its position as required by the 1940 Act.

YANKEE OBLIGATIONS—Yankee obligations ("Yankees") are U.S. dollar-denominated instruments of foreign issuers who either register with the SEC or issue under Rule 144A under the 1933 Act. These obligations consist of debt securities (including preferred or preference stock of non-governmental issuers), certificates of deposit, fixed time deposits and bankers' acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government.

The Yankee obligations selected for a Fund will adhere to the same quality standards as those utilized for the selection of domestic debt obligations.

ZERO COUPON SECURITIES—Zero coupon securities are securities that are sold at a discount to par value and securities on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. While interest payments are not made on such securities, holders of such securities are deemed to have received "phantom income" annually. Because a Fund will distribute its "phantom income" to shareholders, to the extent that shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the Fund will have fewer assets with which to purchase income producing securities. Pay-in-kind securities pay interest in either cash or additional securities, at the issuer's option, for a specified period. Pay-in-kind bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Pay-in-kind bonds are expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. Pay-in-kind bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals.

To avoid any leveraging concerns, a Fund will "cover" its position as required by the 1940 Act. Zero coupon, pay-in-kind and deferred payment securities may be subject to greater fluctuation in value and lesser liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods. STRIPS and receipts (TRs, TIGRs, LYONs and CATS) are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

Corporate zero coupon securities are: (i) notes or debentures which do not pay current interest and are issued at substantial discounts from par value; or (ii) notes or debentures that pay no current interest until a stated date one or more years into the future, after which date the issuer is obligated to pay interest until maturity, usually at a higher rate than if interest were payable from the date of issuance, and may also make interest payments in kind (e.g., with identical zero coupon securities). Such corporate zero coupon securities, in addition to the risks identified above, are subject to the risk of the issuer's failure to pay interest and repay principal in accordance with the terms of the obligation. A Fund must accrete the discount or interest on high-yield bonds structured as zero coupon securities as income even though it does not receive a corresponding cash interest payment until the security's maturity or payment date. For tax purposes, original issue discount that accretes in a taxable year is treated as earned by a Fund and therefore is subject to the distribution requirements applicable to the regulated investment companies under Subchapter M of the Code. A Fund may have to dispose of its securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing cash to satisfy distribution requirements. A Fund accrues income with respect to the securities prior to the receipt of cash payments.

INVESTMENT LIMITATIONS

The following are fundamental and non-fundamental policies of the Funds. The following percentage limitations (except for the limitation on borrowing) will apply at the time of the purchase of a security and shall not be considered violated unless an excess of deficiency occurs immediately after or as a result of a purchase of such security.

Fundamental Policies

The following investment limitations are fundamental policies of each Fund which cannot be changed with respect to the Fund without the consent of the holders of a majority of the Fund's outstanding shares. The term "majority of outstanding shares" means the vote of: (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy; or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

Each of the International Equity, Emerging Markets Equity and Emerging Markets Debt Funds may not:

  1.  Purchase securities of an issuer if it would cause the Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. This investment limitation does not apply to the Emerging Markets Debt Fund.

  2.  Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  3.  Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  4.  Make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  5.  Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  6.  Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

Non-Fundamental Policies

The following investment limitations are non-fundamental policies and may be changed by each Fund's Board without a vote of shareholders.

Each of the International Equity, Emerging Markets Equity and Emerging Market Debt Funds may not:

  1.  Pledge, mortgage or hypothecate assets except to secure permitted borrowings or related to the deposit of assets in escrow or in segregated accounts in compliance with the asset segregation requirements imposed by Section 18 of the 1940 Act, or any rule or SEC staff interpretation thereunder.

  2.  Invest in companies for the purpose of exercising control.

  3.  Purchase securities on margin or effect short sales, except that each Fund may: (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements of Section 18 of the 1940 Act.

  4.  Purchase or hold illiquid securities, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

  5.  Invest its assets in securities of any investment company, except as permitted by the 1940 Act.

  6.  With respect to 75% of its total assets: (i) purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer. This limitation does not apply to the Emerging Markets Debt Fund.

  7.  Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

  8.  Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate a Fund to purchase securities or require a Fund to segregate assets are not considered to be borrowings. To the extent its borrowings exceed 5% of its assets: (i) all borrowings will be repaid before a Fund makes additional investments and any interest paid on such borrowings will reduce income; and (ii) asset coverage of at least 300% is required.

  9.  Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that each Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

  10.  Purchase or sell real estate, physical commodities, or commodities contracts, except that each Fund may purchase: (i) marketable securities issued by companies which own or invest in real estate (including REITs), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

  11.  Issue senior securities (as defined in the 1940 Act), except as permitted by rule, regulation or order of the SEC.

  12.  Invest in interests in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases.

  13.  With respect to the International Equity Fund, invest less than 80% of its net assets, under normal circumstances, in equity securities. This non-fundamental policy may be changed by the Board with at least 60 days' notice to the International Equity Fund's shareholders.

  14.  With respect to the Emerging Markets Equity Fund, invest less than 80% of its net assets, under normal circumstances, in equity securities of emerging market issuers. This non-fundamental policy may be changed by the Board with at least 60 days' notice to the Emerging Markets Equity Fund's shareholders.

  15.  With respect to the Emerging Markets Debt Fund, invest less than 80% of its net assets, under normal circumstances, in fixed income securities of emerging markets issuers. This non-fundamental policy may be changed by the Board with at least 60 days' notice to the Emerging Markets Debt Fund's shareholders.

The following descriptions of the 1940 Act may assist shareholders in understanding the above policies and restrictions.

Diversification. Under the 1940 Act, a diversified investment management company, as to 75% of its total assets, may not purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agents or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be held by the fund.

Concentration. The SEC has presently defined concentration as investing 25% or more of an investment company's net assets in an industry or group of industries, with certain exceptions.

For purposes of the industry concentration limitations discussed above, these definitions apply to each Fund: (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (iii) supranational agencies will be deemed to be issuers conducting their principal business activities in the same industry; and (iv) governmental issuers within a particular country will be deemed to be conducting their principal business in the same industry.

Borrowing. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

Senior Securities. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

Lending. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies. Each Fund's non-fundamental investment policy on lending is set forth above.

Underwriting. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

Real Estate. The 1940 Act does not directly restrict a fund's ability to invest in real estate, but does require that every fund have a fundamental investment policy governing such investments. The International Equity, Emerging Markets Equity and Emerging Markets Debt Funds have adopted a fundamental policy that would permit direct investment in real estate. However, the International Equity, Emerging Markets Equity and Emerging Markets Debt Funds have a non-fundamental investment limitation that prohibits them from investing directly in real estate. This non-fundamental policy may be changed only by vote of each Fund's Board.

THE ADMINISTRATOR AND TRANSFER AGENT

General. SEI Investments Global Funds Services (the "Administrator"), a Delaware statutory trust, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. The Administrator also serves as the transfer agent for the Funds (the "Transfer Agent"). SIMC, a wholly-owned subsidiary of SEI Investments Company ("SEI"), is the owner of all beneficial interest in the Administrator and Transfer Agent. SEI and its subsidiaries and affiliates, including the Administrator, are leading providers of fund evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

Administration Agreement with the Trust. The Trust and the Administrator have entered into an administration and transfer agency agreement (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative and transfer agency services or employs certain other parties, including its affiliates, who provide such services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

The Administration Agreement shall remain effective for the initial term of the Agreement and each renewal term thereof unless earlier terminated: (a) by a vote of a majority of the Trustees of the Trust on not less than 60 days' written notice to the Administrator; or (b) by the Administrator on not less than 90 days' written notice to the Trust.

If operating expenses of any Fund exceed applicable limitations, the Administrator will pay such excess. The Administrator will not be required to bear expenses of any Fund to an extent which would result in the Fund's inability to qualify as a regulated investment company under provisions of the Code. The term "expenses" is defined in such laws or regulations, and generally excludes brokerage commissions, distribution expenses, taxes, interest and extraordinary expenses.

Administration Fees. For its administrative services, the Administrator receives a fee, which is calculated based upon the aggregate average daily net assets of the Trust and paid monthly by each Fund at the following annual rates:

Fund	Administration Fee
International Equity Fund	0.45%
Emerging Markets Equity Fund	0.65%
Emerging Markets Debt Fund	0.65%

For each Fund, the following table shows: (i) the dollar amount of fees paid to the Administrator by the Funds; and (ii) the dollar amount of the Administrator's voluntary fee waiver for the fiscal years ended September 30, 2005, 2006 and 2007:

	Net Fees Paid (000)			Fees Waived (000)
Fund	2005	2006	2007	2005	2006	2007
International Equity Fund	$13,431	$15,102	$17,251	$0	$0	$0
Emerging Markets Equity Fund	$7,536	$8,724	$9,964	$0	$0	$0
Emerging Markets Debt Fund	$5,803	$5,797	$5,862	$0	$0	$0

THE ADVISER AND SUB-ADVISERS

General. SIMC serves as the investment adviser for the Funds. SIMC is a wholly-owned subsidiary of SEI (NASDAQ: SEIC), a leading global provider of outsourced asset management, investment processing and investment operations solutions. The principal business address of SIMC and SEI is One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI was founded in 1968 and is a leading provider of investment solutions to banks, institutional investors, investment advisers and insurance companies. SIMC and its affiliates currently serve as adviser to more than 10 investment companies, including more than 80 funds, with more than $96.9 billion in assets under management as of August 31, 2008.

Manager of Managers Structure. SIMC operates as a "manager of managers." SIMC and the Trust have obtained an exemptive order from the SEC that permits SIMC, with the approval of the Trust's Board, to retain sub-advisers unaffiliated with SIMC for the Funds without submitting the sub-advisory agreements to a vote of the Funds' shareholders. Among other things, the exemptive relief permits the disclosure of only the aggregate amount payable by SIMC under all such sub-advisory agreements for each Fund. The Funds will notify shareholders in the event of any addition or change in the identity of its sub-advisers.

Subject to Board review, SIMC allocates and, when appropriate, reallocates the Funds' assets among sub-advisers, monitors and evaluates Sub-Adviser performance, and oversees Sub-Adviser compliance with the Funds' investment objectives, policies and restrictions. SIMC has the ultimate responsibility for the investment performance of the Funds due to its responsibility to oversee the Sub-Advisers and recommend their hiring, termination and replacement.

Advisory and Sub-Advisory Agreements.  The Trust and SIMC have entered into an investment advisory agreement (the "Advisory Agreement"). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to the Funds and may manage the cash portion of the Funds' assets. Pursuant to separate sub-advisory agreements (the "Sub-Advisory Agreements" and together with the Advisory Agreement, the "Investment Advisory Agreements") with SIMC, and under the supervision of SIMC and the Board, the Sub-Advisers are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. Sub-Advisers also are responsible for managing their employees who provide services to these Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively each sub-adviser's skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Advisory Agreement and certain of the Sub-Advisory Agreements provide that SIMC (or any Sub-Adviser) shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder. In addition, certain of the Sub-Advisory Agreements provide that a Sub-Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or negligence on its part in the performance of its duties, or from reckless disregard of its obligations or duties thereunder.

The continuance of each Investment Advisory Agreement must be specifically approved at least annually: (i) by the vote of a majority of the outstanding shares of that Fund or by the Trustees; and (ii) by the vote of a majority of the Trustees who are not parties to such Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each Investment Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to a Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days' nor more than 60 days' written notice to SIMC or a Sub-Adviser, as applicable, or by SIMC or a Sub-Adviser, as applicable, on 90 days' written notice to the Trust.

Advisory Fees. For these advisory services, SIMC receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.51% of the International Equity Fund's average daily net assets, 1.05% of the Emerging Markets Equity Fund's average daily net assets and 0.85% of the Emerging Markets Debt Fund's average daily net assets.

SIMC pays the Sub-Advisers a fee out of its advisory fee, which is based on a percentage of the average monthly market value of the assets managed by each Sub-Adviser.

For each Fund, the following table shows: (i) the dollar amount of fees paid to SIMC by each Fund; and (ii) the dollar amount of SIMC's voluntary fee waivers for the fiscal years ended September 30, 2005, 2006 and 2007:

	Net Fees Paid (000)			Fee Waivers (000)
Fund	2005	2006	2007	2005	2006	2007
International Equity Fund	$15,072	$16,947	$19,359	$0	$0	$0
Emerging Markets Equity Fund	$11,101	$12,874	$14,919	$1,073	$1,218	$1,177
Emerging Markets Debt Fund	$3,687	$3,839	$3,920	$3,902	$3,741	$3,745

The Sub-Advisers

ALLIANCEBERNSTEIN L.P.—AllianceBernstein L.P. ("AllianceBernstein"), serves as a sub-adviser to a portion of the assets of the Emerging Markets Equity and International Equity Funds. AllianceBernstein is a Delaware limited partnership of which AllianceBernstein Corporation (formerly known as Alliance Capital Management Corporation), an indirect wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial"), is a general partner. AXA Financial is a wholly-owned subsidiary of AXA.

ARTISAN PARTNERS LIMITED PARTNERSHIP—Artisan Partners Limited Partnership ("Artisan") serves as a Sub-Adviser to a portion of the assets of the Emerging Markets Equity Fund. Artisan Investment Corp has a controlling interest in Artisan.

ASHMORE INVESTMENT MANAGEMENT LIMITED—Ashmore Investment Management Limited ("Ashmore") serves as a sub-adviser to a portion of the assets of the Emerging Markets Debt Fund. Ashmore is an indirectly wholly-owned subsidiary of Ashmore Group plc.

AXA ROSENBERG INVESTMENT MANAGEMENT LLC—AXA Rosenberg Investment Management LLC ("AXA Rosenberg") serves as a sub-adviser to a portion of the assets of the Emerging Markets Equity and International Equity Funds. AXA Rosenberg is a wholly-owned subsidiary of AXA Rosenberg Group LLC. AXA Rosenberg is a limited liability company and was founded in 1985.

THE BOSTON COMPANY ASSET MANAGEMENT, LLC—The Boston Company Asset Management, LLC ("The Boston Company") serves as a sub-adviser to a portion of the assets of the Emerging Markets Equity Fund. The Boston Company is a wholly-owned indirect subsidiary of Mellon Financial Corporation.

ING INVESTMENT MANAGEMENT ADVISORS, B.V.—ING Investment Management Advisors, B.V. ("IIMA") serves as a sub-adviser to a portion of the assets of the Emerging Markets Debt Fund. IIMA, a Netherlands corporation, was founded in 1896 and became an investment advisory company in 1991. IIMA is an indirect, wholly-owned subsidiary of ING Groep N.V. and is an affiliate of ING Investments, LLC.

MCKINLEY CAPITAL MANAGEMENT, INC.—McKinley Capital Management, Inc. ("McKinley Capital") serves as a sub-adviser to a portion of the assets of the International Equity Fund. McKinley Capital was founded in 1990 and is privately held by two trusts established by Mr. Robert B. Gillam. Mr. Gillam is a fiduciary for each of the trusts.

PANAGORA ASSET MANAGEMENT, INC.—PanAgora Asset Management, Inc. ("PanAgora") serves as a sub-adviser to a portion of the assets of the Emerging Markets Equity Fund. PanAgora, a Delaware Corporation founded in 1985, is independently owned and operated by Putnam Investments and Nippon Life Insurance ("NLI"). Putnam Investments, the majority owner, owns 80% of voting shares, and NLI owns the remaining 20% of voting shares.

PRINCIPAL GLOBAL INVESTORS, LLC—Principal Global Investors, LLC ("PGI") serves as a Sub-Adviser to a portion of the assets of the International Equity Fund. PGI, a Delaware limited liability company, was founded in 1879 and is a wholly-owned indirect subsidiary of Principal Financial Group, Inc., a Delaware corporation founded in 1879.

QUANTITATIVE MANAGEMENT ASSOCIATES LLC—Quantitative Management Associates LLC ("QMA") serves as a sub-adviser to a portion of the assets of the International Equity Fund. QMA is a direct wholly-owned subsidiary of Prudential Investment Management, Inc., a wholly-owned subsidiary of Prudential Asset Management Holding Company, LLC, which, in turn, is wholly-owned by Prudential Financial, Inc. QMA is a New Jersey limited liability company that was formed in 2003.

RECORD CURRENCY MANAGEMENT LIMITED—Record Currency Management Limited ("RCM") serves as a sub-adviser to a portion of the assets of the International Equity Fund. RCM is a private limited company (United Kingdom) founded in 1983 and is a 100% directly-owned subsidiary of Record plc. Record plc. is 32.15% owned by Neil P. Record.

REXITER CAPITAL MANAGEMENT LIMITED—Rexiter Capital Management Limited ("Rexiter") serves as a sub-adviser to a portion of the assets of the Emerging Markets Equity Fund. Rexiter was founded in 1997 and is 75% owned by State Street Global Alliance, LLC and 25% owned by its employees. State Street Global Alliance, LLC is 51% beneficially owned by State Street Corporation and 49% by ABP (the pension fund for Dutch State employees).

SMITH BREEDEN ASSOCIATES, INC.—Smith Breeden Associates, Inc. ("Smith Breeden") serves as a sub-adviser to a portion of the assets of the International Equity Fund. Smith Breeden is a Kansas sub-chapter S corporation and has remained an independent and majority employee-owned firm since its 1982 inception. As of August 31, 2008, Smith Breeden's senior professionals and directors owned 79% of the firm's equity. Former employees and former outside directors (and family members and trusts related to those groups) owned the remaining 21%.

STONE HARBOR INVESTMENT PARTNERS LP—Stone Harbor Investments Partners LP ("Stone Harbor") serves as a sub-adviser to a portion of the assets of the Emerging Markets Debt Fund. Stone Harbor is a Delaware limited partnership founded in 2005 and is 100% employee owned.

Sub-Advisory Fees.  For each Fund, the following table shows: (i) the dollar amount of fees paid to the sub-advisers by SIMC; and (ii) the dollar amount of the Sub-Advisers' voluntary fee waivers for the fiscal years ended September 30, 2005, 2006 and 2007:

	Sub-Advisory Fees Paid (000)			Sub-Advisory Fees Waived (000)
Fund	2005	2006	2007	2005	2006	2007
International Equity Fund	$9,203	$9,703	$10,638	$0	$0	$0
Emerging Markets Equity Fund	$5,681	$6,771	$7,887	$0	$0	$0
Emerging Markets Debt Fund	$3,708	$3,921	$3,594	$0	$0	$0

Portfolio Management

AllianceBernstein

Compensation. SIMC pays AllianceBernstein a fee based on the assets under management of the Emerging Markets Equity and International Equity Funds as set forth in an investment sub-advisory agreement between AllianceBernstein and SIMC. AllianceBernstein pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Emerging Markets Equity and International Equity Funds. The following information relates to the period ended August 31, 2008.

AllianceBernstein's compensation program for investment professionals is designed to reflect their ability to generate long-term investment success for AllianceBernstein's clients. Investment professionals do not receive any direct compensation based upon the investment returns of any individual client account, nor is compensation tied directly to the level or change in the level of assets under management. Investment professionals' annual compensation is comprised of the following:

(i) Fixed base salary: This is generally the smallest portion of compensation. The base salary is a relatively low, fixed salary within a similar range for all investment professionals. The base salary is determined at the outset of employment based on level of experience, does not change significantly from year-to-year, and hence, is not particularly sensitive to performance.

(ii) Discretionary incentive compensation in the form of an annual cash bonus:  AllianceBernstein's overall profitability determines the total amount of incentive compensation available to investment professionals. This portion of compensation is determined subjectively based on qualitative and quantitative factors. In evaluating this component of an investment professional's compensation, AllianceBernstein considers the contribution to his/her team or discipline as it relates to that team's overall contribution to the long-term investment success, business results and strategy of AllianceBernstein. Quantitative factors considered include, among other things, relative investment performance (e.g., by comparison to competitor or peer group funds or similar styles of investments, and appropriate, broad-based or specific market indices), and consistency of performance. Performance is calculated on a pre-tax basis and is measured over a quarterly period. There are no specific formulas used to determine this part of an investment professional's compensation and the compensation is not tied to any pre-determined or specified level of performance. AllianceBernstein also considers qualitative factors such as the complexity and risk of investment strategies involved in the style or type of assets managed by the investment professional; success of marketing/business development efforts and client servicing; seniority/length of service with the firm; management and supervisory responsibilities; and fulfillment of AllianceBernstein's leadership criteria.

(iii) Discretionary incentive compensation in the form of awards under AllianceBernstein's Partners Compensation Plan ("deferred awards"):  AllianceBernstein's overall profitability determines the total amount of deferred awards available to investment professionals. The deferred awards are allocated among investment professionals based on criteria similar to those used to determine the annual cash bonus. There is no fixed formula for determining these amounts. Deferred awards, for which there are various investment options, vest over a four-year period and are generally forfeited if the employee resigns or AllianceBernstein terminates his/her employment.

Contributions under AllianceBernstein's Profit Sharing/401(k) Plan: The contributions are based on AllianceBernstein's overall profitability. The amount and allocation of the contributions are determined at the sole discretion of AllianceBernstein.

Ownership of Fund Shares. As of August 31, 2008, AllianceBernstein's portfolio managers did not beneficially own any shares of the Emerging Markets Equity and International Equity Funds.

Other Accounts. As of August 31, 2008, in addition to the Emerging Markets Equity and International Equity Funds, AllianceBernstein's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies			Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager ^	Number of Accounts		Total Assets	Number of Accounts		Total Assets	Number of Accounts		Total Assets
Sharon E. Fay	158		$72,681,000,000	185		$35,575,000,000	40,465		$170,257,000,000
	3	*	$9,940,000,000	1	*	$1,316,000,000	148	*	$22,058,000,000
Kevin F. Simms	158		$72,681,000,000	197		$39,796,000,000	40,465		$170,257,000,000
	3	*	$9,940,000,000	2	*	$2,228,000,000	148	*	$22,058,000,000
Henry D'Auria	84		$44,688,000,000	111		$31,061,000,000	955		$128,495,000,000
	2	*	$4,543,000,000	1	*	$1,316,000,000	138	*	$20,542,000,000
Stephen Beinhacker	17		$10,366,000,000	33		$6,824,000,000	95		$16,051,000,000
	N/A		N/A	1	*	$357,000,000	11	*	$3,802,000,000
Richard Chow and Sanem Bilgin	6		$1,711,000,000	14		$3,784,000,000	23		$3,778,000,000
	N/A		N/A	1	*	$159,000,000	7	*	$1,629,000,000
Michael Levy and Jean Van De Walle	6		$1,711,000,000	8		$3,323,000,000	17		$3,069,000,000
	N/A		N/A	N/A		N/A	5	*	$1,110,000,000

*  Accounts listed above are subject to a performance-based advisory fee

^  Only the members of each committee with the most significant responsibilities for the day-to-day management of each Fund are listed.

Conflicts of Interest.  AllianceBernstein has developed policies and procedures (including oversight monitoring) reasonably designed to detect, manage and mitigate the effects of actual or potential conflicts of interest in the area of employee personal trading, managing multiple accounts for multiple clients, including AllianceBernstein Mutual Funds, and allocating investment opportunities. Investment professionals, including portfolio managers and research analysts, are subject to the above-mentioned policies and oversight monitoring to ensure that all clients are treated equitably.

Employee Personal Trading.  AllianceBernstein has adopted a Code of Business Conduct and Ethics that is designed to detect and prevent conflicts of interest when investment professionals and other personnel of AllianceBernstein own, buy or sell securities which may be owned by, or bought or sold for, clients. Personal securities transactions by an employee may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client, or recommended for purchase or sale by an employee to a client. Subject to the reporting requirements and other limitations of its Code of Business Conduct and Ethics, AllianceBernstein permits its employees to engage in personal securities transactions, and also allows them to acquire investments in the AllianceBernstein Mutual Funds through direct purchase, 401K/profit sharing plan investment and/or notionally in connection with deferred incentive compensation awards. AllianceBernstein's Code of Ethics and Business Conduct requires disclosure of all personal accounts and maintenance of brokerage accounts with designated broker-dealers approved by AllianceBernstein. The Code of Ethics and Business Conduct also requires pre-clearance of all securities transactions (except transactions in open-end mutual funds) and imposes a one-year holding period for securities purchased by employees to discourage short-term trading.

Managing Multiple Accounts for Multiple Clients. The investment professional or investment professional teams for the Emerging Markets Equity and International Equity Funds have responsibilities for managing all or a portion of the investments of multiple accounts with a common investment strategy, including other registered investment companies, unregistered investment vehicles, such as hedge funds, pension plans, separate accounts, collective trusts and charitable foundations. Potential conflicts of interest may arise when an investment professional has responsibilities for the investments of more than one account because the investment professional may be unable to devote equal time and attention to each account. Accordingly, AllianceBernstein has compliance policies and oversight to manage these conflicts.

Allocating Investment Opportunities. In addition, the investment professionals may have to decide how to select and allocate investment opportunities among accounts. Portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar accounts, which minimizes the potential for conflicts of interest. Nevertheless, investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as cash position, tax status, risk tolerance and investment restrictions or for other reasons. Potential conflicts of interest may also occur when AllianceBernstein would have an incentive, such as a performance-based management fee, relating to an account. An investment professional may devote more time to developing and analyzing investment strategies and opportunities or allocating securities preferentially to the account for which AllianceBernstein could share in investment gains. As noted above, AllianceBernstein has procedures designed to ensure that information relevant to investment decisions is disseminated fairly and investment opportunities are allocated equitably among different clients.

Artisan

Compensation. SIMC pays Artisan a fee based on the assets under management of the Emerging Markets Equity Fund as set forth in an investment sub-advisory agreement between Artisan and SIMC. Artisan pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Emerging Markets Equity Fund. The following information relates to the period ended August 31, 2008.

An Artisan portfolio manager is compensated through a fixed base salary and a subjectively determined incentive bonus, the aggregate amount of which is a portion of a bonus pool which is tied to the firm's fee revenues generated by all accounts included within the manager's investment strategy, including the Emerging Markets Equity Fund. A portfolio manager is not compensated based on the performance of accounts, except to the extent that positive account performance results in increased investment management fees earned by Artisan based on assets under management. Artisan bases incentive bonuses on revenues earned with respect to the investment strategy, rather than on investment performance, because the firm believes that this method aligns its portfolio manager's interests more closely with the long-term interests of clients.

Artisan portfolio managers participate in group life, health, medical reimbursement and retirement plans that are generally available to all salaried employees of the firm. All senior professionals, including portfolio managers, have or are expected to have over a reasonable time, limited partnership interests in the firm.

Ownership of Fund Shares. As of August 31, 2008, Artisan's portfolio manager did not beneficially own any shares of the Emerging Markets Equity Fund.

Other Accounts. As of August 31, 2008, in addition to the Emerging Markets Equity Fund, Artisan's portfolio manager was responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Maria Negrete- Gruson	1	$87,364,549	N/A	N/A	N/A	N/A
	N/A	N/A	1 *	$76,965,866	N/A	N/A

*  Account listed above is subject to a performance-based advisory fee.

Conflicts of Interest.  Artisan's emerging markets investment team, led by Maria Negrete-Gruson as manager, manages portfolios for multiple clients. These accounts may include accounts for registered investment companies, separate accounts (assets managed on behalf of institutions such as pension funds and foundations) and other private pooled investment vehicles. All investment accounts managed by Artisan within a single investment strategy are managed to a single model, such that all client portfolios within a particular investment strategy are essentially the same, provided that there may be certain exceptions resulting from: (i) client-directed restrictions and limitations; and (ii) cash flows into and out of such accounts. Because of these considerations, Artisan's emerging markets investment team may from time to time purchase securities, including initial public offerings, for one client account, but not for another client account for which that team is responsible. As a result, performance dispersion among client accounts within the emerging markets strategy may occur. In addition, some of the portfolios Artisan manages in its emerging markets strategy may have fee structures, including performance fees, that are or have the potential to be higher or lower, in some cases significantly higher or lower, than the fees paid by the Emerging Markets Equity Fund to Artisan. Although Artisan may have an incentive to manage the assets of accounts with performance-based fees differently from its other accounts, the firm believes that potential conflict is effectively controlled by Artisan's procedures to manage all clients within a particular strategy similarly regardless of fee structure.

Artisan's goal is to provide high quality investment services to all of its clients, while meeting its fiduciary obligation to treat all clients fairly. Artisan has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that it believes address the potential conflicts associated with managing portfolios for multiple clients. In addition, Artisan monitors a variety of areas, including compliance with investment guidelines (to the extent applicable to the Artisan portion of the portfolio), the allocation of IPOs and compliance with the firm's Code of Ethics.

Ashmore

Compensation. SIMC pays Ashmore a fee based on the assets under management of the Emerging Markets Debt Fund as set forth in an investment sub-advisory agreement between Ashmore and SIMC. Ashmore pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Emerging Markets Debt Fund. The following information relates to the period ended August 31, 2008.

Ashmore's investment professionals are compensated by fixed annual salaries, as well as by performance-based annual bonuses determined at the discretion of Ashmore's Chief Executive and in the case of the Chief Executive himself, at the discretion of the Remuneration Committee of the Board of Directors of the ultimate parent company, Ashmore Group plc. The performance on which bonuses are based is calculated on pre-tax returns for a one year period. This involves a thorough and on-going assessment of the individual's performance and contribution to Ashmore's profitability. This assessment is performed on a continuous basis as well as part of a formal annual review. Ashmore's investment professionals may also be granted access to equity in the business through shares, equity options and other earned-in mechanisms.

Ownership of Fund Shares. As of August 31, 2008, Ashmore's portfolio managers did not beneficially own any shares of the Emerging Markets Debt Fund.

Other Accounts. As of August 31, 2008, in addition to the Emerging Markets Debt Fund, Ashmore's portfolio managers were responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts		Total Assets	Number of Accounts		Total Assets
Mark Coombs, Jules Green, Seumas Dawes and Jerome Booth	1	$512,400,000	28		$23,704,906,000	16		$10,942,100,000
	N/A	N/A	22	*	$22,203,000,000	4	*	$1,106,300,000

*  Accounts listed above are subject to a performance-based advisory fee.

Conflicts of Interest. Ashmore's management of Other Accounts may give rise to potential conflicts of interest in connection with its management of the Emerging Markets Debt Fund's investments, on the one hand, and the investments of the Other Accounts, on the other. The Other Accounts managed by Ashmore's portfolio managers include other pooled emerging markets debt funds. The Other Accounts might have similar investment objectives to the Emerging Markets Debt Fund or hold, purchase or sell securities that are eligible to be held, purchased or sold by the Emerging Markets Debt Fund. While Ashmore's management of Other Accounts may give rise to the following potential conflicts of interest, Ashmore does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, Ashmore believes that it has designed policies and procedures to manage those conflicts in an appropriate way.

A potential conflict of interest may arise as a result of Ashmore's day-to-day management of the Emerging Markets Debt Fund. Because of its position with the Emerging Markets Debt Fund, Ashmore's investment professionals know the size, timing, and possible market impact of Emerging Markets Debt Fund trades. It is theoretically possible that Ashmore's investment professionals could use this information to the advantage of Other Accounts they manage and to the possible detriment of the Emerging Markets Debt Fund. However, Ashmore has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

A potential conflict of interest may arise as a result of Ashmore's management of the Emerging Markets Debt Fund and Other Accounts which, in theory, may allow them to aggregate and allocate investment opportunities in a way that could favor Other Accounts over the Emerging Markets Debt Fund. This conflict of interest may be exacerbated to the extent that Ashmore receives or expects to receive greater compensation from their management of the Other Accounts than from the Emerging Markets Debt Fund. Notwithstanding this theoretical conflict of interest, it is Ashmore's policy to manage each account based on its investment objectives and related restrictions and, as discussed above, Ashmore has adopted policies and procedures reasonably designed to aggregate and allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions. For example, while Ashmore may decide to buy securities for one or more Other Accounts that differ in identity or quantity from securities bought for the Emerging Markets Debt Fund, such securities might not be suitable for the Emerging Markets Debt Fund given its investment objectives and related restrictions.

AXA Rosenberg

Compensation. SIMC pays AXA Rosenberg a fee based on the assets under management of the Emerging Markets Equity and International Equity Funds as set forth in an investment sub-advisory agreement between AXA Rosenberg and SIMC. AXA Rosenberg pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Emerging Markets Equity and International Equity Funds. The following information relates to the period ended August 31, 2008.

AXA Rosenberg compensates Dr. Ricks for his management of the Emerging Markets Equity and International Equity Funds. His compensation consists of base salary, bonus and deferred compensation. All compensation components are fixed and are not based on the performance of the Emerging Markets Equity and International Equity Funds.

AXA Rosenberg's investment professionals' total compensation is determined through a subjective process that evaluates numerous quantitative and qualitative factors, including AXA Rosenberg's overall profitability. Investment professionals do not receive any direct compensation based upon the investment returns of any individual client account. Among the factors included in this annual assessment are: (i) contribution to business results and overall business strategy; (ii) success of marketing/business development efforts and client servicing; and (iii) the relative investment performance of portfolios (although there are no specific benchmarks or periods of time used in measuring performance). Furthermore, an investment professional's seniority/length of service with the firm and management and supervisory responsibilities are relevant to compensation decisions.

Ownership of Fund Shares. As of August 31, 2008, Dr. Ricks did not beneficially own any shares of the Emerging Markets Equity or International Equity Fund.

Other Accounts. As of August 31, 2008, in addition to the Emerging Markets Equity and International Equity Funds, Dr. Ricks was responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies			Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts		Total Assets	Number of Accounts		Total Assets	Number of Accounts		Total Assets
William E. Ricks	18		$6,793,259,468	22		$4,126,651,042	167		$25,056,433,669
	9	*	$3,399,339,539	1	*	$18,494,216	30	*	$5,837,912,905

*  Accounts listed above are subject to a performance-based advisory fee.

Conflicts of Interest. AXA Rosenberg recognizes that conflicts of interest are inherent in its business and accordingly has developed policies, procedures and disclosures that it believes are reasonably designed to detect, manage and mitigate the effects of potential conflicts of interest in the area of employee personal trading, managing multiple accounts for multiple clients, including funds, and allocating investment opportunities. Employees are subject to the above-mentioned policies and oversight to help ensure that all of its clients are treated fairly.

Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities for more than one account (including the Funds), such as devotion of unequal time and attention to the management of the accounts, inability to allocate limited investment opportunities across a broad band of accounts and incentive to allocate opportunities to an account where the portfolio manager, the adviser or the sub-adviser has a great financial incentive, such as a performance fee account. AXA Rosenberg believes it has adopted policies and procedures that are reasonably designed to address these types of conflicts and that serve to operate in a manner that is fair and equitable among its clients, including the Funds.

Dr. Ricks' management of Other Accounts may give rise to potential conflicts of interest in connection with his management of the Funds' investments, on the one hand, and the investments of the Other Accounts, on the other. The Other Accounts might have similar investment objectives to the Funds, or hold, purchase, or sell securities that are eligible to be held, purchased, or sold by the Funds. AXA Rosenberg believes that its quantitative investment process and pro rata allocation of investment opportunities diminish the possibility of any conflict of interest resulting in unfair or inequitable allocation of investment opportunities among accounts. Additionally, AXA Rosenberg believes that it has adopted policies and procedures that are designed to manage those conflicts in an appropriate way.

The Boston Company

Compensation. SIMC pays The Boston Company a fee based on the assets under management of the Emerging Markets Equity Fund as set forth in an investment sub-advisory agreement between The Boston Company and SIMC. The Boston Company pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Emerging Markets Equity Fund. The following information relates to the period ended August 31, 2008.

The portfolio managers' cash compensation is composed primarily of a market-based salary and incentive compensation (annual and long term retention incentive awards). Funding for The Boston Company's Annual Incentive Plan and Long Term Retention Incentive Plan is through a pre-determined fixed percentage of overall The Boston Company profitability. In general, bonus awards are based initially on The Boston Company's financial performance. However, awards for select senior portfolio managers are based initially on their individual investment performance (one, three, and five-year weighted). In addition, awards for portfolio managers that manage alternative strategies are partially based on a portion of the fund's realized performance fee. The portfolio managers are eligible to receive annual cash bonus awards from the Annual Incentive Plan. Annual incentive opportunities are pre-established for each individual based upon competitive industry compensation benchmarks. A significant portion of the opportunity awards is based upon the one, three, and five-year (three and five-year weighted more heavily) pre-tax performance of the portfolio manager's accounts relative to the performance of the appropriate Lipper and Callan peer groups. Other factors considered in determining the award are individual qualitative performance and the asset size and revenue growth or retention of the products managed. Awards are generally subject to management discretion and pool funding availability. Awards are paid in cash on an annual basis. However, some portfolio managers may receive a portion of their annual incentive awards in deferred vehicles.

For research analysts and other investment professionals, incentive pools are distributed to the respective product teams (in the aggregate) based upon product performance relative to The Boston Company wide performance measured on the same basis as described above. Further allocations are made to specific team members by the product manager based upon section contribution and other qualitative factors.

All portfolio managers and analysts are also eligible to participate in The Boston Company Long Term Retention Incentive Plan. This plan provides for an annual award, payable in cash and/or Bank of New York Mellon restricted stock (three-year cliff vesting period for both). The value of the cash portion of the award earns interest during the vesting period upon the growth in The Boston Company's net income (capped at 20% and with a minimum payout of the Bank of New York Mellon 3 year CD rate).

Ownership of Fund Shares. As of August 31, 2008, The Boston Company's portfolio managers did not beneficially own any shares of the Emerging Markets Equity Fund.

Other Accounts. As of August 31, 2008, in addition to the Emerging Markets Equity Fund, the portfolio managers were responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts		Total Assets
D. Kirk Henry, Warren Skillman and Carolyn Kedersha	9	$4,740,000,000	11	$3,630,000,000	43		$7,360,000,000
	N/A	N/A	N/A	N/A	1	*	$315,000,000

* Account listed above is subject to a performance-based advisory fee.

Conflicts of Interests. The Boston Company has implemented various policies and procedures that are intended to address the conflicts of interest that may exist or be perceived to exist at The Boston Company.

These conflicts may include, but are not limited when a portfolio manager is responsible for the management of more than one account; the potential arises for the portfolio manager to favor one account over another. Generally, the risk of such conflicts of interest could increase if a portfolio manager has a financial incentive to favor one account over another.

This disclosure statement is not intended to cover all of the conflicts that exist within The Boston Company, but rather to highlight the general categories of conflicts and the associated mitigating controls. Other conflicts are addressed within the policies of The Boston Company. Further, the Chief Compliance Officer of The Boston Company shall maintain a Conflicts Matrix that further defines the conflicts specific to The Boston Company.

New Investment Opportunities.  A portfolio manager could favor one account over another in allocating new investment opportunities that have limited supply, such as initial public offerings and private placements. If, for example, an initial public offering that was expected to appreciate in value significantly shortly after the offering was allocated to a single account, that account may be expected to have better investment performance than other accounts that did not receive an allocation.

The Boston Company has policies that require a portfolio manager to allocate such investment opportunities in an equitable manner and generally to allocate such investments proportionately among all accounts with similar investment objectives.

Compensation.  A portfolio manager may favor an account if the portfolio manager's compensation is tied to the performance of that account rather than all accounts managed by the portfolio manager. If, for example, the portfolio manager receives a bonus based upon the performance of certain accounts relative to a benchmark while Other Accounts are disregarded for this purpose, the portfolio manager will have a financial incentive to seek to have the accounts that determine the bonus achieve the best possible performance to the possible detriment of Other Accounts. Similarly, if The Boston Company receives a performance-based advisory fee, the portfolio manager may favor that account, regardless of whether the performance of that account directly determines the portfolio manager's compensation.

Portfolio managers' cash compensation is composed primarily of a market-based salary and incentive compensation (annual and long term retention incentive awards). Funding for The Boston Company Annual Incentive Plan and Long Term Retention Incentive Plan is through a pre-determined fixed percentage of over The Boston Company profitability. In general, bonus awards are based initially on The Boston Company's financial performance. However, awards for select senior portfolio managers are based initially on their individual investment performance (one, three, and five-year weighted). In addition, awards for portfolio managers that manage alternative strategies are partially based on a portion of the fund's realized performance fee.

Investment Objectives.  Where different accounts managed by the same portfolio manager have materially and potentially conflicting investment objectives or strategies, a conflict of interest may arise. For example, if a portfolio manager purchases a security for one account and sells the same security short for another account, such a trading pattern could potentially disadvantage either account.

To mitigate the conflict in this scenario, The Boston Company has in place a restriction in the order management system and requires a written explanation from the portfolio manager before determining whether to lift the restriction. However, where a portfolio manager is responsible for accounts with differing investment objectives and policies, it is possible that the portfolio manager will conclude that it is in the best interest of one account to sell a portfolio security while another account continues to hold or increase the holding in such security.

Trading.  A portfolio manager could favor one account over another in the allocation of shares or price in a block trade. Particularly in cases when a portfolio manager buys or sells a security for a group of accounts in an aggregate amount that may influence the market price of the stock, certain portfolios could receive a more favorable price on earlier executions than accounts that participate subsequent fills. The less liquid the market for the security of the greater the percentage that the proposed aggregate purchases or sales represent of average daily trading volume, the greater the potential for accounts that make subsequent purchases or sales to receive a less favorable price.

When a portfolio manager intends to trade the same security for more than one account, The Boston Company policy generally requires that such orders be "bunched," which means that the trades for the individual accounts are aggregated and each portfolio receives the same average price. Some accounts may not be eligible for bunching for contractual reasons (such as directed brokerage arrangements). Circumstances may also arise where the trader believes that bunching the orders may not result in the best possible price. Where those accounts or circumstances are involved, The Boston Company will place the order in a manner intended to result in as favorable a price as possible for such client.

To ensure that trades are being allocated in a fair and equitable manner consistent with The Boston Company's policies, performance dispersion among portfolios in all of The Boston Company's investment strategies is reviewed on a monthly basis. While it is not practicable to examine each individual trade allocation, this performance analysis for strategy-specific portfolio groups provides a reasonable basis to confirm adherence to policy or to highlight potential outliers.

Personal Interest.  A portfolio manager may favor an account if the portfolio manager has a beneficial interest in the account, in order to benefit a large client or to compensate a client that had poor returns. For example, if the portfolio manager held an interest in a mutual fund that was one of the accounts managed by the portfolio manager, the portfolio manager would have an economic incentive to favor the account in which the portfolio manager held an interest.

All accounts with the same or similar investment objectives are part of a trading group. All accounts in a particular trading group are managed and traded identically taking into account client imposed restrictions or cash flows. As a result of this management and trading style an account in a trading group cannot be treated any differently than any other account in that trading group.

Outside Affiliations and Directorship.  Employees may serve as directors, officers or general partners of certain outside entities after obtaining the appropriate approvals in compliance with the The Boston Company's Code of Conduct and Bank of New York Mellon's Corporate Policy on Outside Directorships and Offices. However, in view of the potential conflicts of interest and the possible liability for The Boston Company, its affiliates and its employees, employees are urged to be cautious when considering serving as directors, officers or general partners of outside entities.

In addition to completing the reporting requirements set forth in the Bank of New York Mellon corporate policies, employees should ensure that their service as an outside director, officer or general partner does not interfere with the discharge of their job responsibilities and must recognize that their primary obligation is to complete their assigned responsibilities at The Boston Company in a timely manner.

Proxy Voting.  Whenever The Boston Company owns the securities of client or prospective client in fiduciary accounts, there is a potential conflict between the interests of the firm and the interests of the beneficiaries of client accounts.

Material conflicts of interest are addressed through the establishment of The Boston Company's parent company's Proxy Committee structure. It applies detailed, pre-determined proxy voting guidelines in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. Further, The Boston Company engages a third party as an independent fiduciary to vote all proxies for Bank of New York Mellon securities and Fund securities.

Personal Trading.  There is an inherent conflict where a portfolio manager manages personal accounts alongside client accounts. Further, there is a conflict where other employees in the firm know of portfolio decisions in advance of trade execution and could potentially use this information to their advantage and to the disadvantage of The Boston Company's clients.

Subject to the Personal Securities Trading Policy, employees of The Boston Company may buy and sell securities which are recommended to its clients; however, no employee is permitted to do so (a) where such purchase or sale would affect the market price of such securities, or (b) in anticipation of the effect of such recommendation on the market price.

Consistent with the Securities Trading Policy relating to investment employees (which includes all access persons), approval will be denied for sales/purchases of securities for which investment transactions are pending and, at minimum, for two business days after transactions for the security were completed for client accounts. Portfolio managers are prohibited from trading in a security for seven days before and after transactions in that security are completed for client accounts managed by that portfolio manager.

Client Commission Arrangements.  Use of client commissions to pay for services that benefit The Boston Company and not client accounts. It is the policy of The Boston Company to enter into client commission arrangements in a manner which will ensure the availability of the safe harbor provided by Section 28(e) of the Securities Exchange Act of 1934 and which will ensure that the firm meets its fiduciary obligations for seeking to obtain best execution for its clients. Client commissions may be used for services that qualify as "research" or "brokerage". All 3rd party commission services are justified in writing by the user specifically noting how the service will assist in the investment decision making process and approved by the Brokerage Practices Committee.

Consultant Business.  Many of The Boston Company's clients retain consulting firms to assist them in selecting investment managers. Some of these consulting firms provide services to both those who hire investment managers (i.e., clients) and to investment management firms. The Boston Company may pay to attend conferences sponsored by consulting firms and/or purchase services from consulting firms where it believes those services will be useful to it in operating its investment management business. The Boston Company does not pay referral fees to consultants.

Gifts.  A potential conflict exists whenever investment personnel are offered gifts or entertainment by business associates that assist them in making or executing portfolio decisions or recommendations for client accounts.

The Boston Company's Code of Conduct sets forth broad requirements for accepting gifts and entertainment. The Boston Company's Gift Policy supplements the Bank of New York Mellon Code of Conduct and requires certain reporting and/or prior approval when accepting gifts and entertainment valued in excess of predetermined ranges. On a quarterly basis, The Boston Company Compliance Personnel review the gifts and entertainment accepted by The Boston Company employees to ensure compliance with the Bank of New York Mellon Code of Conduct and The Boston Company Gift Policy.

Affiliated Brokerage.  The Boston Company is affiliated with certain Bank of New York Mellon affiliated broker dealers. The Boston Company does not execute brokerage transactions directly with Bank of New York Mellon affiliated brokers. An exception to this prohibition is where a client has provided affirmative written direction to The Boston Company to execute trades through a Bank of New York Mellon affiliated broker as part of a directed brokerage arrangement that the client has with such affiliated broker. The Boston Company also maintains Affiliated Brokerage and Underwriting Policy and Procedures.

IIMA

Compensation. SIMC pays IIMA a fee based on the assets under management of the Emerging Markets Debt Fund as set forth in an investment sub-advisory agreement between IIMA and SIMC. IIMA pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Emerging Markets Debt Fund. The following information relates to the period ended August 31, 2008.

IIMA's compensation structure is designed to be competitive relative to compensation levels offered elsewhere in the investment industry. The compensation structure consists of a base salary and a bonus. Generally, depending on the position, the maximum bonus achievable ranges between 30% and 100% of the base salary. The bonus depends on a mixture of achieved investment performance, qualitative (team) factors and overall business unit and company results. The responsible managing directors constantly monitor these criteria and personnel evaluations are conducted once a year. Qualitative team factors are important in the assessment, which applies to all professional categories. Bonuses are based on calendar year performance results. Remuneration is not adjusted for risk taken.

Ownership of Fund Shares. As of August 31, 2008, IIMA's portfolio managers did not beneficially own any shares of the Emerging Markets Debt Fund.

Other Accounts. As of August 31, 2008 in addition to the Emerging Markets Debt Fund, IIMA's portfolio managers were responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Gorky Urquieta	2	$480,000,000	11	$13,524,000,000	3	$1,012,000,000
Daniel Eustaquio	2	$480,000,000	11	$13,524,000,000	3	$1,012,000,000

None of the accounts listed above is subject to a performance-based advisory fee.

Conflicts of Interests.  IIMA's portfolio managers' management of Other Accounts may give rise to potential conflicts of interest in connection with their management of the Emerging Markets Debt Fund's investments, on the one hand, and the investments of the Other Accounts, on the other. The Other Accounts might have similar investment objectives as the Emerging Markets Debt Fund or hold, purchase or sell securities that are eligible to be held, purchased or sold by the Emerging Markets Debt Fund. IIMA does not believe that these conflicts, if any, are material or, to the extent any such conflicts are material, IIMA believes that it has designed policies and procedures to manage those conflicts in an appropriate way.

A potential conflict of interest may arise as a result of IIMA's portfolio managers' day-to-day management of the Emerging Markets Debt Fund. Because of their positions with the Emerging Markets Debt Fund, the portfolio managers know the size, timing and possible market impact of Emerging Markets Debt Fund trades. It is theoretically possible that IIMA's portfolio managers could use this information to the advantage of Other Accounts they manage and to the possible detriment of the Emerging Markets Debt Fund. However, IIMA has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

A potential conflict of interest may arise as a result of IIMA's portfolio managers' management of the Emerging Markets Debt Fund and Other Accounts which, in theory, may allow them to allocate investment opportunities in a way that favors Other Accounts over the Emerging Markets Debt Fund. This conflict of interest may be exacerbated to the extent that IIMA or its portfolio managers receive, or expect to receive, greater compensation from their management of the Other Accounts (many of which receive a base and incentive fee) than from the Emerging Markets Debt Fund. Notwithstanding this theoretical conflict of interest, it is IIMA's policy to manage each account based on its investment objectives and related restrictions and, as discussed above, IIMA has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions. For example, while IIMA's portfolio managers may buy for Other Accounts securities that differ in identity or quantity from securities bought for the Emerging Markets Debt Fund, such securities might not be suitable for the Emerging Markets Debt Fund given its investment objectives and related restrictions.

McKinley Capital

Compensation. SIMC pays McKinley Capital a fee based on the assets under management of the International Equity Fund as set forth in an investment sub-advisory agreement between McKinley Capital and SIMC. Mckinley Capital pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the International Equity Fund. The following information relates to the period ended August 31, 2008.

Compensation to McKinley Capital's investment professionals comes in the form of a base salary, discretionary cash bonus and incentive stock options. The base salary is determined by the individual's years of experience and market rates. The discretionary cash bonus and incentive stock option awards are based solely on the discretion of McKinley Capital's President & Chief Investment Officer. None of the portfolio managers' compensation is based on the performance of, or the value of assets held in, the International Equity Fund.

Ownership of Fund Shares. As of August 31, 2008, McKinley Capital's portfolio managers did not beneficially own any shares of the International Equity Fund.

Other Accounts. As of August 31, 2008, in addition to the International Equity Fund, McKinley Capital's portfolio managers were equally responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts		Total Assets
Robert B. Gillam, Robert A. Gillam, Gregory Samorajski, Frederic Parke, Sheldon Lien, Brandon Rinner, Paul Hanson and Forrest Badgley	5	$1,270,311,194.45	4	$779,004,847.05	86		$12,268,160,572.57
	N/A	N/A	N/A	N/A	2	*	$493,154,135.66

*  Accounts listed above are subject to a performance-based advisory fee.

Conflicts of Interests. The portfolio managers' management of Other Accounts may give rise to potential conflicts of interest in connection with their management of the International Equity Fund's investments, on the one hand, and the investments of the Other Accounts, on the other. The Other Accounts might have similar investment objectives as the International Equity Fund or hold, purchase or sell securities that are eligible to be held, purchased or sold by the International Equity Fund. While the portfolio managers' management of Other Accounts may give rise to the following potential conflicts of interest, McKinley Capital does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, McKinley Capital believes that it has designed policies and procedures that are designed to manage those conflicts in an appropriate way.

A potential conflict of interest may arise as a result of the portfolio managers' day-to-day management of the International Equity Fund. Because of their positions with the International Equity Fund, the portfolio managers know the size, timing, and possible market impact of International Equity Fund's trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of the International Equity Fund. However, McKinley Capital has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

A potential conflict of interest may arise as a result of the portfolio managers' management of the International Equity Fund and Other Accounts which, in theory, may allow them to allocate investment opportunities in a way that favors Other Accounts over the International Equity Fund. This conflict of interest may be exacerbated to the extent that McKinley Capital or the portfolio managers receive, or expect to receive, greater compensation from their management of the Other Accounts than from the International Equity Fund. Notwithstanding this theoretical conflict of interest, it is McKinley Capital's policy to manage each account based on its investment objectives and related restrictions and, as discussed above, McKinley Capital has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions. For example, while the portfolio managers may buy for Other Accounts securities that differ in identity or quantity from securities bought for the International Equity Fund, such securities might not be suitable for the International Equity Fund given its investment objectives and related restrictions.

PanAgora

Compensation. SIMC pays PanAgora a fee based on the assets under management of the Emerging Markets Equity Fund as set forth in an investment sub-advisory agreement between PanAgora and SIMC. PanAgora pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Emerging Markets Equity Fund. The following information relates to the period ended August 31, 2008.

All investment professionals receive industry competitive salaries (based on an annual benchmarking study) and are rewarded with meaningful performance-based annual bonuses, which can exceed 100% of salary. All employees of the firm are evaluated by comparing their performance against tailored and specific objectives. These goals are developed and monitored through the cooperation of employees and their immediate supervisors. Portfolio managers have specific goals regarding the investment performance of the accounts they manage and not revenue associated with these accounts.

Employees are included in the Equity Partnership Plan (the "Plan") offered by their parent company, Putnam Investments. Under the terms of the Plan, up to 20% of the equity in the parent company may be issued in new, non-voting shares and distributed to company professionals.

Ownership of Fund Shares. As of August 31, 2008, PanAgora's portfolio managers did not beneficially own any shares of the Emerging Markets Equity Fund.

Other Accounts. As of August 31, 2008, in addition to the Emerging Markets Equity Fund, PanAgora's portfolio managers were responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts		Total Assets	Number of Accounts		Total Assets
Eric Sorensen, Ph.D	#	#	#		#	#		#
Edward Qian, Ronald Hua, Sanjoy Ghosh, George Mussalli and Joel Feinberg	12	$1,317,811,229	25		$2,341,529,109	65		$8,305,631,501
	N/A	N/A	3	*	$206,579,879	10	*	$1,779,799,044
Jane Zhao, Ph.D.	7	$504,857,523	8		$383,909,904	26		$1,882,246,517
	N/A	N/A	1	*	$35,288,527	N/A		N/A
Dmitri Kantsyrev, Ph.D., CFA	5	$948,837,954	7		$2,026,810,283	25		$5,073,813,471
	N/A	N/A	2	*	$171,291,352	10	*	$1,779,799,044

#  Eric Sorensen is CEO of PanAgora and as such has oversight of the Firm's accounts.

*  Accounts listed above are subject to a performance-based advisory fee.

Performance fees are typically based on the portfolios net of asset based management fee returns and may include a performance hurdle rate. These fees are typically a measure of a period of at least 12 months and are based on pre-tax returns.

Conflicts of Interests. The portfolio managers' management of Other Accounts may give rise to potential conflicts of interest in connection with their management of the Emerging Markets Equity Fund's investments, on the one hand, and the investments of the Other Accounts, on the other. The Other Accounts include retirement plans and separately managed accounts, as well as incubated accounts. The Other Accounts might have similar investment objectives as the Emerging Markets Equity Fund or hold, purchase or sell securities that are eligible to be held, purchased or sold by the Emerging Markets Equity Fund. While the portfolio managers' management of Other Accounts may give rise to the following potential conflicts of interest, PanAgora does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, PanAgora believes that it has designed policies and procedures to manage those conflicts in an appropriate way.

A potential conflict of interest may arise as a result of the portfolio managers' day-to-day management of the Emerging Markets Equity Fund. Because of their positions with the Emerging Markets Equity Fund, the portfolio managers know the size, timing and possible market impact of Emerging Markets Equity Fund trades. It is theoretically possible that the portfolio managers could use this information to the advantage of Other Accounts they manage and to the possible detriment of the Emerging Markets Equity Fund. However, PanAgora has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

A potential conflict of interest may arise as a result of the portfolio managers' management of the Emerging Markets Equity Fund and Other Accounts which, in theory, may allow them to allocate investment opportunities in a way that favors Other Accounts over the Emerging Markets Equity Fund. This conflict of interest may be exacerbated to the extent that PanAgora or the portfolio managers receive, or expect to receive, greater compensation from their management of the Other Accounts than the Emerging Markets Equity Fund. Notwithstanding this theoretical conflict of interest, it is PanAgora's policy to manage each account based on its investment objectives and related restrictions and, as discussed above, PanAgora has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions. For example, while the portfolio managers may buy for Other Accounts securities that differ in identity or quantity from securities bought for the Emerging Markets Equity Fund, such securities might not be suitable for the Emerging Markets Equity Fund given their investment objectives and related restrictions.

PGI

Compensation.  SIMC pays PGI a fee based on the assets under management of the International Equity Fund as set forth in an investment sub-advisory agreement between PGI and SIMC. PGI pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the International Equity Fund. The following information relates to the period ended August 31, 2008.

PGI offers a globally competitive salary and incentive compensation plan that are evaluated annually relative to other top-tier asset management firms. Percentages of base salary versus performance bonus vary by position but are based on national market data and are consistent with industry standards. Generally, the compensation structure is based on a formula consisting of both retail and institutional peer rankings and index relative investment performance.

All investment staff members are eligible for incentive bonuses and broad-based stock option programs. In 2008, PGI introduced a supplemental profit sharing plan for select senior members of the investment team. This plan will provide additional long-term incentives in the form of restricted stock units tied specifically to growth and profitability of the equities group. Lastly, members of senior management, lead portfolio managers and other senior investment professionals such as research directors and senior analysts are also eligible for restricted stock grants.

The incentive compensation program is aligned with client goals and objectives. Typically, ninety percent of incentive compensation for portfolio managers and sixty percent of incentive compensation for analysts are determined directly on the basis of index relative performance and peer groups. Results are measured over rolling one-year, two-year, and three-year periods consistent with appropriate risk management standards. The remaining portion of incentive compensation is based on a combination of individual results and overall firm results. Overall firm results are driven primarily by aggregate investment performance across asset classes relative to index performance and peers, in addition to financial results and new business development.

Ownership of Fund Shares.  As of August 31, 2008, PGI's portfolio managers did not beneficially own any shares of the International Equity Fund.

Other Accounts.  As of August 31, 2008, in addition to the International Equity Fund, PGI's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Paul Blankenhagen	8	$3,083,591,560	3	$3,347,096,258	2	$110,862,971
Juliet Cohn	8	$3,083,591,560	3	$3,347,096,258	2	$110,862,971

None of the accounts listed above is subject to a performance-based advisory fee.

Conflicts of Interests.  PGI's portfolio managers' management of Other Accounts may give rise to potential conflicts of interest in connection with their management of the International Equity Fund's investments, on the one hand, and the investments of the Other Accounts, on the other. The Other Accounts might have similar investment objectives as the International Equity Fund or hold, purchase or sell securities that are eligible to be held, purchased or sold by the International Equity Fund. PGI does not believe that these conflicts, if any, are material or, to the extent any such conflicts are material, PGI believes that it has designed policies and procedures to manage those conflicts in an appropriate way.

A potential conflict of interest may arise as a result of PGI's portfolio managers' day-to-day management of the International Equity Fund. Because of their positions with the International Equity Fund, the portfolio managers know the size, timing and possible market impact of International Equity Fund trades. It is theoretically possible that PGI's portfolio managers could use this information to the advantage of Other Accounts they manage and to the possible detriment of the International Equity Fund. However, PGI has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

A potential conflict of interest may arise as a result of PGI's portfolio managers' management of the International Equity Fund and Other Accounts which, in theory, may allow them to allocate investment opportunities in a way that favors Other Accounts over the International Equity Fund. This conflict of interest may be exacerbated to the extent that PGI or its portfolio managers receive, or expect to receive, greater compensation from their management of the Other Accounts (many of which receive a base and incentive fee) than from the International Equity Fund. Notwithstanding this theoretical conflict of interest, it is PGI's policy to manage each account based on its investment objectives and related restrictions and, as discussed above, PGI has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions. For example, while PGI's portfolio managers may buy for Other Accounts securities that differ in identity or quantity from securities bought for the International Equity Fund, such securities might not be suitable for the International Equity Fund given their investment objectives and related restrictions.

QMA

Compensation. SIMC pays QMA a fee based on the assets under management of the International Equity Fund as set forth in an investment sub-advisory agreement between QMA and SIMC. QMA pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the International Equity Fund. The following information relates to the period ended August 31, 2008.

QMA's investment professionals are compensated through a combination of base salary, a performance-based annual cash incentive bonus and a long-term incentive grant. QMA regularly benchmarks its compensation program against leading asset management firms to monitor competitiveness. The salary component is based on market data relative to similar positions within the industry as well as the past performance, experience and responsibility of the individual.

The size of the annual cash bonus pool is determined quantitatively based on two primary factors: 1) investment performance (pre-tax) of composites representing QMA's various investment strategies on a one-year and three-year basis relative to appropriate market peer groups and the indices against which our strategies are managed; and 2) business results as measured by QMA's pre-tax income.

An investment professional's incentive compensation, including both the annual cash bonus and long-term incentive grant, is not based on the performance of the International Equity Fund (or any other individual account managed by QMA) or the value of the assets of the International Equity Fund (or any other individual account managed by QMA). Rather, the incentive compensation of each investment professional is primarily determined based on such person's contribution to QMA's goal of providing investment performance to clients consistent with portfolio objectives, guidelines and risk parameters, as well as such person's qualitative contributions to the organization. An investment professional's long-term incentive grant is currently divided into two components: (i) 80% of the value of the grant is subject to increase or decrease based on the annual performance of certain QMA advised accounts, and (ii) 20% of the value of the grant consists of stock options and restricted stock of Prudential Financial, Inc. (QMA's ultimate parent company). The long-term incentive grants are subject to vesting requirements.

The size of the annual long-term incentive pool available for individual grants is determined by Prudential Financial based on a percentage of the aggregate compensation of QMA's eligible employees for the prior year.

Ownership of Fund Shares. As of August 31, 2008, QMA's portfolio managers did not beneficially own any shares of the International Equity Fund.

Other Accounts. As of August 31, 2008, in addition to the International Equity Fund, QMA's portfolio managers were responsible for the management of certain Other Accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles(1)		Other Accounts(1)
Portfolio Manager	Number of Accounts(2)	Total Assets	Number of Accounts(2)	Total Assets	Number of Accounts(2)	Total Assets
Margaret Stumpp	46 N/A	$31,285,854,860 N/A	31 N/A	$6,499,773,430 N/A	104 15*	$15,658,044,923 $5,936,465,835
Peter Xu	24 N/A	$9,064,595,613 N/A	27 N/A	$6,048,686,272 N/A	45 15*	$9,472,133,453 $5,936,465,835
John Van Belle	43 N/A	$30,858,774,360 N/A	28 N/A	$6,068,446,975 N/A	95 15*	$13,803,839,934 $5,936,465,835

*  Accounts listed above are subject to a performance-based advisory fee.

(1)  "QMA Other Pooled Investment Vehicles" includes commingled insurance company separate accounts, commingled trust funds and other commingled investment vehicles. "QMA Other Accounts" includes single client accounts, managed accounts (which are counted as one account per managed account platform), asset allocation clients, and accounts of affiliates.

(2)  Accounts are managed on a team basis. If a portfolio manager is a member of a team, any account managed by that team is included in the number of accounts and total assets for such portfolio manager (even if such portfolio manager is not primarily involved in the day-to-day management of the account).

Conflicts of Interests. QMA, an indirect, wholly-owned subsidiary of Prudential Financial, Inc., is part of a full-scale global financial services organization, affiliated with insurance companies, investment advisers and broker-dealers. QMA's portfolio managers are often responsible for managing multiple accounts, including accounts of affiliates, institutional accounts, mutual funds, insurance company separate accounts and various pooled investment vehicles. These affiliations and portfolio management responsibilities may cause potential and actual conflicts of interest. QMA aims to conduct itself in a manner it considers to be the most fair and consistent with its fiduciary obligations to all of its clients including the International Equity Fund.

Management of multiple accounts and funds side-by-side may raise potential conflicts of interest relating to the allocation of investment opportunities, the aggregation and allocation of trades and cross trading. QMA has developed policies and procedures designed to address these potential conflicts of interest.

There may be restrictions imposed by law, regulation or contract regarding how much, if any, of a particular security QMA may purchase or sell on behalf of the International Equity Fund, and as to the timing of such purchase or sale. Such restrictions may come into play as a result of QMA's relationship with Prudential Financial and its other affiliates. Also, QMA may come into possession of material, non-public information with respect to a particular issuer and as a result be unable to execute purchase or sale transactions in securities of such issuer for the International Equity Fund. QMA generally is able to avoid a variety of potential conflicts due to the possession of material, non-public information by maintaining "information barriers" to prevent the transfer of information between affiliates.

Certain affiliates of QMA develop and may publish credit research that is independent from the research developed within QMA. QMA may hold different opinions on the investment merits of a given security, issuer or industry such that QMA may be purchasing or holding a security for the International Equity Fund and an affiliated entity may be selling or recommending a sale of the same security or other securities of the same issuer. Conversely, QMA may be selling a security for the International Equity Fund and an affiliated entity may be purchasing or recommending a buy of the same security or other securities of the same issuer. In addition, QMA's affiliated brokers or investment advisers may be executing transactions in the market in the same securities as the International Equity Fund at the same time. It is the policy of QMA not to engage in principal transactions with affiliated broker-dealers for unaffiliated institutional accounts managed by QMA.

With respect to the management of the International Equity Fund, QMA may cause securities transactions to be executed concurrently with authorizations to purchase or sell the same securities for other accounts managed by QMA, including proprietary accounts or accounts of affiliates. In these instances, the executions of purchases or sales, where possible, are allocated equitably among the various accounts.

QMA may provide to non-discretionary clients the same model investment portfolio that it uses to manage the International Equity Fund. Delivery of the model portfolios to non-discretionary clients may be prior to or after execution of trades for discretionary accounts utilizing the same model, including the International Equity Fund. The International Equity Fund may be disadvantaged where QMA initiates trading for such funds after it delivers the model investment portfolio to the non-discretionary clients, or vice-versa. QMA believes the potential market impact of trading based on the models is unlikely to be significant given that the model typically calls for small trades.

QMA may buy or sell, or may direct or recommend that one client buy or sell, securities of the same kind or class that are purchased or sold for the International Equity Fund, at prices which may be different. In addition, QMA may, at any time, execute trades of securities of the same kind or class in one direction for an account and trade in the opposite direction or not trade for any other account, including the International Equity Fund, due to differences in investment strategy or client direction.

The fees charged to advisory clients by QMA may differ depending upon a number of factors including, but not limited to, the particular strategy, the size of a portfolio being managed, the relationship with the client, the origination and service requirements and the asset class involved. Fees may also differ based on account type (e.g., commingled accounts, trust accounts, insurance company separate accounts, and corporate, bank or trust-owned life insurance products). Fees are negotiable, so one client may be paying a higher fee than another client with similar investment objectives or goals. Fees paid by certain clients may also be higher if their accounts are subject to performance-based fees which increase based on the performance of a portfolio above an established benchmark. Also, large accounts generate more revenue for QMA than do smaller accounts. A portfolio manager may be faced with a conflict of interest when allocating scarce investment opportunities given the benefit to QMA of favoring accounts that pay a higher fee or generate more income for QMA. To address this conflict of interest, QMA has adopted allocation policies as well as supervisory procedures that are intended to allocate investment opportunities fairly among competing client accounts.

Conflicts of interest may also arise regarding proxy voting. QMA's proxy voting committee oversees the proxy voting process and monitors potential conflicts of interest relating to proxy voting.

Conflicts of interest may also arise in connection with securities holdings. Prudential Financial, the general account of The Prudential Insurance Company of America, QMA's proprietary accounts and accounts of other affiliates of QMA (collectively, the "Affiliated Accounts") may at times have various levels of financial or other interests, including but not limited to portfolio holdings, in companies whose securities may be held or purchased or sold in QMA's client accounts. These financial interests may at any time be in potential or actual conflict or may be inconsistent with positions held or actions taken by QMA on behalf of its client accounts. These interests can include loan servicing, debt or equity financing, services related to advising on merger and acquisition issues, strategic corporate relationships or investments and the offering of investment advice in various forms. Thus QMA may invest client assets in the securities of companies with which QMA or an affiliate of QMA has a financial relationship, including investment in the securities of companies that are advisory clients of QMA.

It is anticipated that there will be situations in which the interests of a client account in a portfolio company may conflict with the interests of one or more Affiliated Accounts or other client accounts managed by QMA or its affiliates. This may occur because Affiliated Accounts hold public and private debt and equity securities of a large number of issuers and may invest in some of the same companies as the client account but at different levels in the capital structure. While these conflicts cannot be eliminated, QMA has implemented policies and procedures designed to ensure that, notwithstanding these conflicts, investments of its clients are managed in their best interests.

In addition, portfolio managers may advise Affiliated Accounts. The value of a portion of the long-term incentive grant of certain investment professionals will increase or decrease based on the annual performance of certain advised accounts of QMA (the "LT Accounts") over a defined time period. As a result of (i) the management of the Affiliated Accounts, and (ii) long-term compensation reflecting the performance of the LT Accounts, QMA's portfolio managers from time to time have certain direct and indirect financial interests in the accounts they advise. To address potential conflicts related to these financial interests, QMA has procedures, including supervisory review procedures, designed to ensure that each of QMA's client accounts, including the International Equity Fund, and each Affiliated Account or LT Account, is managed in a manner that is consistent with its investment objectives, investment strategies and restrictions, as well as with QMA's fiduciary obligations.

QMA also engages in short sales for certain of its advisory clients (i.e., the sale of a borrowed security). For these clients, QMA may take a short position in securities that are held long in other client portfolios. QMA has adopted documentation and monitoring requirements to address the conflicts of interest that arise due to the management of long-short portfolios alongside long-only portfolios.

QMA follows Prudential Financial's policies on business ethics, personal securities trading by investment personnel, and information barriers and has adopted a code of ethics, allocation policies, supervisory procedures and conflicts of interest policies, among other policies and procedures, which are designed to ensure that clients are not harmed by these potential or actual conflicts of interests; however, there is no guarantee that such policies and procedures will detect and will ensure avoidance or disclosure of each and every situation in which a conflict may arise.

RCM

Compensation. SIMC pays RCM a fee based on the assets under management of the International Equity Fund as set forth in an investment sub-advisory agreement between RCM and SIMC. RCM pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the International Equity Fund. The following information relates to the period ended June 30, 2008.

RCM's portfolio managers receive a base salary, as well as bonuses based on both the pre-tax profits of the firm and the firm's distributions to shareholders. No portfolio manager or any other member of RCM's staff is compensated on the basis of individual account performance.

Ownership of Fund Shares. As of June 30, 2008, RCM's portfolio managers did not beneficially own any shares of the International Equity Fund.

Other Accounts. As of June 30, 2008, in addition to the International Equity Fund, RCM's portfolio managers were responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager*	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Bob Noyen	8 N/A	$1,420,250,879 N/A	9 N/A	$791,177,838 N/A	26 2**	$19,658,743,640 $335,500,600
Ian Harrison	N/A N/A	N/A N/A	33 N/A	$5,199,075,919 N/A	24 3**	$6,864,761,298 $798,591,020
Dmitri Tikhonov	N/A N/A	N/A N/A	46 N/A	$5,012,914,304 N/A	10 N/A	$3,027,038,997 N/A
Carl Beckley	N/A N/A	N/A N/A	30 N/A	$4,488,675,857 N/A	1 1**	$89,556,750 $79,606,000
Peter Wakefield	N/A N/A	N/A N/A	3 N/A	$1,557,853,353 N/A	4 3**	$4,241,024,413 $2,499,445,307

* While Robert Bloom is formally a portfolio manager, he is not responsible for the day-to-day management of any Other Accounts.

** Accounts listed above are subject to a performance-based advisory fee.

Conflicts of Interest. The systematic nature of RCM's investment processes effectively eliminates the potential for conflict between the Other Accounts managed by a portfolio manager. The liquidity of the currency market is such that potential for a conflict of interest is remote in the portfolio managers' day-to-day management of the International Equity Fund. In addition, RCM has adopted policies and procedures reasonably designed to effectively eliminate such conflicts. RCM's processes ensure that it is not possible for a portfolio manager to allocate investment opportunities in a way that favors Other Accounts over the International Equity Fund. Further, neither the compensation that RCM nor the portfolio managers receive, nor expect to receive, lead them to favor their management of the Other Accounts over the International Equity Fund. Finally, it is RCM's policy to manage each account based on its investment objectives and related restrictions and RCM has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions.

Rexiter

Compensation. SIMC pays Rexiter a fee based on the assets under management of the Emerging Markets Equity Fund as set forth in an investment sub-advisory agreement between Rexiter and SIMC. Rexiter pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Emerging Markets Equity Fund. The following information relates to the period ended August 31, 2008.

Rexiter aims to pay top-quartile salaries for its portfolio managers. Performance bonuses are related to the profitability of the company, which is dependent upon a number of factors including the overall contribution to investment performance and client service. Portfolio managers are not compensated directly for the performance of a particular fund (e.g., The Emerging Markets Equity Fund) and are neither compensated directly nor indirectly for bringing in new business or for client retention. All emerging market accounts are effectively identical and portfolio managers will collectively participate in country asset allocation decisions and will each contribute stock ideas to the portfolio from the countries that they specifically monitor.

Ownership of Fund Shares. As of August 31, 2008, Rexiter's portfolio managers did not beneficially own any shares of the Emerging Markets Equity Fund.

Other Accounts. As of August 31, 2008, in addition to the Emerging Markets Equity Fund, Rexiter's portfolio managers were responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Murray Davey	1 N/A	$146,678,000 N/A	1 N/A	$1,239,831,000 N/A	N/A 1*	N/A $185,283,000
Nick Payne	2 N/A	$491,412,000 N/A	N/A N/A	N/A N/A	2 1*	$270,590,000 $26,942,000

* Accounts listed above are subject to a performance-based advisory fee.

Conflicts of Interests. The portfolio managers' management of Other Accounts may give rise to potential conflicts of interest in connection with their management of the Emerging Markets Equity Fund's investments, on the one hand, and the investments of the Other Accounts, on the other. The Other Accounts might have similar investment objectives as the Emerging Markets Equity Fund or hold, purchase or sell securities that are eligible to be held, purchased or sold by the Emerging Markets Equity Fund. While the portfolio managers' management of Other Accounts may give rise to the following potential conflicts of interest, Rexiter does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, Rexiter believes that it has designed policies and procedures to manage those conflicts in an appropriate way.

A potential conflict of interest may arise as a result of Rexiter's portfolio managers' day-to-day management of the Emerging Markets Equity Fund. Because of their positions with the Emerging Markets Equity Fund, the portfolio managers know the size, timing and possible market impact of Emerging Markets Equity Fund trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of the Emerging Markets Equity Fund. However, Rexiter has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Another potential conflict of interest may arise as a result of the portfolio managers' management of the Emerging Markets Equity Fund and Other Accounts which, in theory, may allow them to allocate investment opportunities in a way that favors Other Accounts over the Emerging Markets Equity Fund. This conflict of interest may be exacerbated to the extent that Rexiter or the portfolio managers receive, or expect to receive, greater compensation from their management of the Other Accounts than from the Emerging Markets Equity Fund. Notwithstanding this theoretical conflict of interest, it is Rexiter's policy to manage each account based on its investment objectives and related restrictions and, as discussed above, Rexiter has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions. For example, while the portfolio managers may buy for Other Accounts securities that differ in identity or quantity from securities bought for the Emerging Markets Equity Fund, such securities might not be suitable for the Emerging Markets Equity Fund given its investment objectives and related restrictions.

Smith Breeden

Compensation. SIMC pays Smith Breeden a fee based on the assets under management of the International Equity Fund as set forth in an investment sub-advisory agreement between Smith Breeden and SIMC. Smith Breeden pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the International Equity Fund. The following information relates to the period ended August 31, 2008.

Smith Breeden's compensation for senior professionals is determined by the Compensation Committee of Smith Breeden's Board of Directors, which takes into consideration the following factors for portfolio managers: risk-adjusted performance over one, three, and five years for all accounts managed by the portfolio manager, account strategy, innovative and profitable transaction ideas, client service and operational efficiency.

Annual compensation packages are a combination of base salary, cash bonuses, and restricted equity grants. Cash bonuses are used to reward outstanding individual performance. Smith Breeden believes its emphasis on equity ownership as part of its compensation structure creates appropriate long-term incentives for the firm's investment professionals. Restricted stock grants are emphasized for more senior staff. Restricted stock grants vest over a five-year period, but recipients receive dividends on both vested and non-vested shares. An individual's ownership position may rise over time, making dividend payments a more important component of compensation.

The compensation review process is subjective and varies by individual. There is no formula-based compensation for senior investment professionals. Smith Breeden operates a company-funded 401(k) and profit sharing plan for all employees.

No component of Smith Breeden's compensation scheme for any person is fixed (e.g., there is no compensation formula based on the International Equity Fund's pre- or after-tax performance, or based on the International Equity Fund's assets). In addition, there are no differences between the method of determining compensation with respect to the International Equity Fund and any other accounts.

Performance-based fees ("PBFs") are achieved when an account realizes an appreciation in its net asset value or an account's return exceeds a benchmark return. A PBF is calculated as a percentage of this outperformance and the performance measurement period is generally quarterly or annually. In some circumstances when the outperformance is negative during the measurement period, the loss is carried forward into the next measurement period.

The PBF calculation for clients in Other Accounts is described in their respective confidential contractual agreements. At the end of each measurement period, Smith Breeden calculates the PBF, if any, in accordance with these agreements.

Ownership of Fund Shares. As of August 31, 2008, Smith Breeden's portfolio managers did not beneficially own any shares of the International Equity Fund.

Other Accounts.  As of August 31, 2008, in addition to the International Equity Fund, Smith Breeden's portfolio managers were responsible for the day-to-day management of certain other accounts as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts(1)	Total Assets	Number of Accounts		Total Assets	Number of Accounts		Total Assets
Tim Cunneen	5	$448,000,000	2		$5,584,000,000	4		$2,021,000,000
	N/A	N/A	N/A		N/A	3	*	$1,357,000,000
Daniel Dektar	2	$434,000,000	2		$920,000,000	4		$797,000,000
	N/A	N/A	2	*	$920,000,000	4	*	$797,000,000

* Accounts listed above are subject to a performance-based advisory fee.

(1) Accounts include only those portfolios where the portfolio manager is the primary portfolio manager. Portfolio managers also assist other primary portfolio managers with additional accounts in a secondary role where needed.

Conflicts of Interests. Smith Breeden's compliance policies and procedures are designed to identify and monitor potential conflicts of interest and to appropriately manage any conflicts of interest as they arise. Smith Breeden has developed a compliance program that includes a set of policies and procedures that are designed to assure that Smith Breeden complies with the requirements of the Investment Advisers Act of 1940 and generally requires both Smith Breeden and its employees to deal with all clients in a fair and equitable manner.

Smith Breeden's Trade Allocation Policy is designed to ensure that no client or class of clients is favored or disfavored consciously or consistently in the allocation of investment opportunities and, to the extent practical, that investment opportunities are allocated among clients over a period of time on a fair and equitable basis.

Smith Breeden's Code of Ethics is designed to prevent conflicts of interest that employees may have with client securities holdings and transactions and to prevent the misuse of material, non-public information. In connection with the provisions of the company's Code of Ethics, employees of Smith Breeden may be restricted from transacting in certain securities, including the securities of certain clients, from time to time.

Smith Breeden has adopted a Proxy Voting Policy that provides procedures and guidelines for proxy voting.

Smith Breeden's portfolio managers typically manage more than one portfolio. The portfolios may be separate accounts or commingled funds, and some have performance-based fees. The side-by-side management of accounts with different fee structures or performance-based fees may raise potential conflicts with respect to the allocation of investment opportunities and the aggregation of trades.

On occasion, Smith Breeden, its principals, or employees may purchase or sell for their own accounts securities also invested in by clients or recommended to clients. Smith Breeden's Code of Ethics governs conflicts of interest that such individuals may have with client securities holdings and transactions.

Smith Breeden has no affiliated companies or parent organizations. It does not take part in brokerage activities or investment banking activities.

Stone Harbor

Compensation. SIMC pays Stone Harbor a fee based on the assets under management of the Emerging Markets Debt Fund as set forth in an investment sub-advisory agreement between Stone Harbor and SIMC. Stone Harbor pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Emerging Markets Debt Fund. The following information relates to the period ended August 31, 2008.

Stone Harbor's portfolio managers are compensated on investment performance versus the J.P. Morgan Emerging Markets Bond Index Global Diversified as measured on a one-, three- and five-year horizon equally weighted. Analysts are compensated on credit performance versus benchmark for the same periods. The overall compensation structure for all Stone Harbor employees is based on three components: base salary, discretionary performance-based bonus, and profit participation based on relative equity share.

Ownership of Fund Shares. As of August 31, 2008, Stone Harbor's portfolio managers did not beneficially own any shares of the Emerging Markets Debt Fund.

Other Accounts. As of August 31, 2008, Stone Harbor's portfolio managers were responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles*			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets*	Number of Accounts		Total Assets*	Number of Accounts		Total Assets*
Peter J. Wilby, CFA	3	$541,943,196	9	*	$2,746,522,211	45	***	$9,577,871,936
Pablo Cisilino, James E. Craige, CFA, Thomas Flanagan, CFA	2	$417,804,686	5	**	$2,045,933,419	27	***	$6,136,074,413

*  One account is invested in two of the pooled investment vehicle accounts, and is subject to a performance-based advisory fee. The total market value of this account is $91,583,947.

**  A portion of one account is invested in one of the pooled investment vehicle accounts, and is subject to a performance-based advisory fee. The market value of this portion is $44,409,517.

***  Two accounts are subject to a performance-based advisory fee with total market value of $474,008,846.

Note: Performance-based advisory fees are computed annually and are calculated on a pre-tax revenue.

Conflicts of Interests. There are several potential conflicts of interest that may arise in conducting the business of an investment adviser. Stone Harbor has adopted compliance policies and procedures that are designed to address potential conflicts of interest that may arise for the investment adviser and the individuals that it employs.

Potential conflicts of interest may arise because Stone Harbor's portfolio managers have day-to-day management responsibilities with respect to one or more accounts. Stone Harbor seeks to minimize the effects of competing interests for the time and attention of portfolio managers by assigning portfolio managers to manage accounts that share a similar investment style. Further, Stone Harbor has implemented trade allocation procedures, which are designed to facilitate the fair allocation of limited investment opportunities among multiple funds and accounts. There is no guarantee, however, that the policies and procedures adopted by Stone Harbor will be able to detect and/or prevent every situation in which an actual or potential conflict may appear.

Potential conflicts of interest may also occur when employees purchase securities for their personal accounts and as a result of employees having access to confidential and/or nonpublic information. It is Stone Harbor's policy to put the customer's interest first, protect their confidentiality and act ethically to fulfill its fiduciary obligations. To this end, Stone Harbor has enacted a Code of Ethics that requires, among other things, that Stone Harbor employees follow specified guidelines for trading in their personal accounts and refrain from misusing confidential client information or other nonpublic information. Each Stone Harbor employee involved in the management and/or review of the Emerging Markets Debt Fund is required to acknowledge receipt and certify that they have complied with this Code of Ethics on an annual basis.

DISTRIBUTION AND SHAREHOLDER SERVICING

General. SEI Investments Distribution Co. (the "Distributor") serves as each Fund's distributor. The Distributor is a wholly-owned subsidiary of SEI. The Distributor has its principal business address at One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Distribution Agreement with the Trust.  The Distributor serves as each Fund's distributor pursuant to a distribution agreement (the "Distribution Agreement") with the Trust. The Distribution Agreement shall be reviewed and ratified at least annually: (i) by the Trust's Trustees or by the vote of a majority of the outstanding shares of the Trust; and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate in the event of any assignment, as defined in the 1940 Act, and is terminable with respect to a particular Fund on not less than 60 days' notice by the Trust's Trustees, by vote of a majority of the outstanding shares of such Fund or by the Distributor.

The Trust has adopted a Distribution Plan (the "Plan") for the Class G Shares of each Fund in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. In this regard, the Board has determined that the Plan is in the best interests of the shareholders. Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not "interested persons" of the Trust as that term is defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related thereto (the "Qualified Trustees"). The Plan may not be amended to materially increase the amount that may be spent thereunder without approval by a majority of the outstanding shares of the Class G Shares of each Fund. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

The Plan adopted for the Class G Shares shareholders provides that the Trust will pay the Distributor a fee of up to 0.25% of the average daily net assets of the Funds' Class G Shares that the Distributor can use to compensate broker-dealers and service providers, including affiliates of the Distributor, that provide distribution-related services to Class G Shares shareholders or to their customers who beneficially own Class G Shares. Payments may be made under the Plan for distribution services, including reviewing of purchase and redemption orders, assisting in processing purchase, exchange and redemption requests from customers, providing certain shareholder communications requested by the Distributor, forwarding sales literature and advertisements provided by the Distributor, and arranging for bank wires. Except to the extent that the Administrator and/or SIMC benefited through increased fees from an increase in the net assets of the Trust, which may have resulted in part from the expenditures, no interested person of the Trust nor any Trustee of that Trust who is not an interested person of the Trust has or had a direct or indirect financial interest in the operation of the Plan or related agreements.

For the fiscal year ended September 30, 2007, the Funds did not incur any 12b-1 expenses.

Shareholder Servicing Plan. The Trust has also adopted a shareholder servicing plan for its Class G Shares ("Shareholder Servicing Plan"). Under the Shareholder Servicing Plan, the Distributor may perform, or may compensate other service providers for performing, the following shareholder services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments.

Distribution Expenses Incurred by Adviser. The Funds are sold primarily through independent registered investment advisers, financial planners, bank trust departments and other financial advisors ("Financial Advisors") who provide their clients with advice and services in connection with their investments in the SEI Funds. SEI Funds are typically combined into complete investment portfolios and strategies using asset allocation techniques to serve investor needs. In connection with its distribution activities, SIMC and its affiliates may provide Financial Advisors, without charge, asset allocation models and strategies, custody services, risk assessment tools, and other investment information and services to assist the Financial Advisor in providing advice to investors.

SIMC may hold conferences, seminars and other educational and informational activities for Financial Advisors for the purpose of educating Financial Advisors about the Funds and other investment products offered by SIMC or its affiliates. SIMC may pay for lodging, meals and other similar expenses incurred by Financial Advisors in connection with such activities. SIMC also may pay expenses associated with joint marketing activities with Financial Advisors, including, without limitation, seminars, conferences, client appreciation dinners, direct market mailings and other marketing activities designed to further the promotion of the Funds. In certain cases, SIMC may make payments to Financial Advisors or their employer in connection with their solicitation or referral of investment business, subject to any regulatory requirements for disclosure to and consent from the investor. All such marketing expenses and solicitation payments are paid by SIMC or its affiliates out of its past profits or other available resources, and are not charged to the Funds.

Many Financial Advisors may be affiliated with broker-dealers. SIMC and its affiliates may pay compensation to broker-dealers or other financial institutions for services such as, without limitation, providing the Funds with "shelf space" or a higher profile for the firm's associated Financial Advisers and their customers, placing the Funds on the firm's preferred or recommended fund list, granting the Distributor access to the firm's associated Financial Advisers, providing assistance in training and educating the firms' personnel, allowing sponsorship of seminars or informational meetings, and furnishing marketing support and other specified services. These payments may be based on average net assets of SEI Funds attributable to that broker-dealer, gross or net sales of SEI Funds attributable to that broker-dealer, a negotiated lump sum payment, or other appropriate compensation for services rendered.

Payments may also be made by SIMC or its affiliates to financial institutions to compensate or reimburse them for administrative or other client services provided such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other shareholder services. These fees may be used by the financial institutions to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans. The foregoing payments may be in addition to any shareholder servicing fees paid to a financial institution in accordance with the Funds' Shareholder Services Plan.

The payments discussed above may be significant to the financial institutions receiving them, and may create an incentive for the financial institutions or its representatives to recommend or offer shares of the SEI Funds to its customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources.

Although the Funds may use broker-dealers that sell Fund shares to effect transactions for the Funds' portfolio the advisers will not consider the sale of Fund shares as a factor when choosing broker-dealers to effect those transactions and will not direct brokerage transactions to broker-dealers as compensation for the sales of Fund shares.

TRUSTEES AND OFFICERS OF THE TRUST

Board Responsibilities. The management and affairs of the Trust and each of the Funds are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. Each Trustee is responsible for overseeing each of the Funds and each fund of SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Asset Allocation Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP (the "Fund Complex"), which currently consists of 80 funds and includes funds not described in this SAI. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.

Members of the Board. Set forth below are the names, dates of birth, position with the Trust, the year in which the Trustee was elected, other directorships held and the principal occupations for the last five years of each of the persons currently serving as Trustees of the Trust. There is no stated term of office for the Trustees of the Trust, however, a Trustee must retire from the Board by the end of the calendar year in which the Trustee turns 75 provided that, although there shall be a presumption that each Trustee attaining such age shall retire, the Board may, if it deems doing so to be consistent with the best interest of the Trust, and with the consent of any Trustee that is eligible for retirement, by unanimous vote, extend the term of such Trustee for successive periods of one year. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Interested Trustees.

ROBERT A. NESHER (DOB 08/17/46)—Chairman of the Board of Trustees* (since 1988)—SEI employee, 1974-present. Mr. Nesher currently manages SEI's proprietary investment advisory and mutual fund business and SEI's third-party fund administration business. President and Chief Executive Officer of the Trust, December 2005-present. President and Director of SEI Opportunity Fund, L.P. and SEI Structured Credit Fund, LP. Director of SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund, plc, SEI Investments Global, Limited, SEI Investments—Global Fund Services, Limited, SEI Investments (Europe), Ltd., SEI Investments—Unit Trust Management (UK) Limited, SEI Global Nominee Ltd. and SEI Multi-Strategy Funds PLC. Trustee of The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

WILLIAM M. DORAN (DOB 05/26/40)—Trustee** (since 1982)—1701 Market Street, Philadelphia, PA 19103. Self-employed Consultant since 2003. Partner, Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI, SIMC, the Administrator and the Distributor. Director of SEI since 1974; Secretary of SEI since 1978. Director of the Distributor since 2003. Director of SEI Investments—Global Fund Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe), Limited, SEI Investments (Asia), Limited and SEI Asset Korea Co., Ltd. Trustee of The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

*  Mr. Nesher is a Trustee who may be deemed to be an "interested" person of the Funds (as that term is defined in the 1940 Act) by virtue of his relationship with SEI.

**  Mr. Doran is a Trustee who may be deemed to be an "interested" person of the Funds (as that term is defined in the 1940 Act) by virtue of his relationship with SEI and the Trust's Distributor.

Independent Trustees.

JAMES M. STOREY (DOB 04/12/31)—Trustee (since 1994)—Attorney, Solo Practitioner since 1994. Partner, Dechert Price & Rhoads (law firm), September 1987-December 1993. Trustee/Director of U.S. Charitable Gift Trust, The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

GEORGE J. SULLIVAN, JR. (DOB 11/13/42)—Trustee (since 1996)—Self-employed Consultant, Newfound Consultants Inc. since April 1997. Trustee/Director of State Street Navigator Securities Lending Trust, The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Bishop Street Funds, SEI Opportunity Fund, L.P., SEI Structured Credit Fund, LP, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

ROSEMARIE B. GRECO (DOB 03/31/46)—Trustee (since 1999)—Director, Governor's Office of Health Care Reform, Commonwealth of Pennsylvania, since 2003. Founder and Principal, Grecoventures Ltd., from 1999 to 2002. Director, Sunoco, Inc. and Exelon Corporation. Trustee/Director of Pennsylvania Real Estate Investment Trust, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

NINA LESAVOY (DOB 07/24/57)—Trustee (since 2003)—Founder and Managing Director, Avec Capital (strategic fundraising firm), since April 2008. Managing Director, Cue Capital (strategic fundraising firm), March 2002-March 2008. Trustee/Director of SEI Opportunity Fund, L.P., SEI Structured Credit Fund, LP, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Institutional Investments Trust and SEI Alpha Strategy Portfolios, LP.

JAMES M. WILLIAMS (DOB 10/10/47)—Trustee (since 2004)—Vice President and Chief Investment Officer, J. Paul Getty Trust, Non Profit Foundation for Visual Arts, since December 2002. President, Harbor Capital Advisors and Harbor Mutual Funds, 2000-2002. Manager, Pension Asset Management, Ford Motor Company, 1997-1999. Trustee/Director of Ariel Mutual Funds, SEI Opportunity Fund, L.P., SEI Structured Credit Fund, LP, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI

Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

MITCHELL A. JOHNSON (DOB 03/01/42)—Trustee (since 2007)—Private Investor since 1994. Director, Federal Agricultural Mortgage Corporation (Farmer Mac). Trustee/Director of The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Liquid Asset Trust, SEI Institutional Managed Trust, SEI Institutional Investments Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

HUBERT L. HARRIS, JR. (DOB 07/15/43)—Trustee (since 2008)—Retired since December 2005. Chief Executive Officer and Chair of the Board of Directors, AMVESCAP Retirement, Inc., 1997-December 2005. Chief Executive Officer, INVESCO North America, September 2003-December 2005. Director, Colonial BancGroup, Inc., 2003-present. Chair of the Board of Trustees, Georgia Tech Foundation, Inc. (nonprofit corporation), 2007-present. Trustee/Director of SEI Daily Income Trust, SEI Asset Allocation Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

Board Standing Committees. The Board has established the following standing committees:

•  Audit Committee. The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent auditor and whether to terminate this relationship; reviewing the independent auditor's compensation, the proposed scope and terms of its engagement, and the firm's independence; pre-approving audit and non-audit services provided by the Trust's independent auditor to the Trust and certain other affiliated entities; serving as a channel of communication between the independent auditor and the Trustees; reviewing the results of each external audit, including any qualifications in the independent auditor's opinion, any related management letter, management's responses to recommendations made by the independent auditor in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent auditor that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditor and the Trust's senior internal accounting executive, if any, the independent auditor's report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent auditor, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. In addition, the Audit Committee is responsible for the oversight of the Trust's compliance program. Messrs. Storey, Sullivan, Williams, Johnson and Harris, Ms. Greco and Ms. Lesavoy currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met 4 times during the Trust's fiscal year ended September 30, 2007.

•  Fair Value Pricing Committee.  The Board has a standing Fair Value Pricing Committee that is composed of at least one Trustee and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibility of the Fair Value Pricing Committee is to determine the fair value of securities for which current market quotations are not readily available or deemed not eligible. The Fair Value Pricing Committee's determinations are reviewed by the Board. Messrs. Nesher and Sullivan currently serve as the Board's delegates on the Fair Value Pricing Committee. The Fair Value Pricing Committee meets as necessary, and met 12 times during the Trust's fiscal year ended September 30, 2007.

•  Governance Committee. The Board has a standing Governance Committee that is composed of each of the Independent Trustees of the Trust. The Governance Committee operates under a written charter approved by the Board. The principal responsibilities of the Governance Committee include: considering and reviewing Board governance and compensation issues; conducting a self assessment of the Board's operations; selecting and nominating all persons to serve as Independent Trustees and evaluating the qualifications of "interested" Trustee candidates; reviewing shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the applicable Trust's offices. Messrs. Storey, Sullivan,Williams, Johnson and Harris, Ms. Greco and Ms. Lesavoy currently serve as members of the Governance Committee. The Committee shall meet at the direction of its Chair as often as appropriate to accomplish its purpose. In any event, the Committee shall meet at least once each year and shall conduct at least one meeting in person. The Governance Committee met 8 times during the Trust's fiscal year ended September 30, 2007.

Fund Shares Owned by Board Members. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of each of the Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) of the 1934 Act. The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

Name	Dollar Range of Fund Shares (Fund)*	Aggregate Dollar Range of Shares (Fund Complex)*
Interested
Mr. Nesher	$50,000-$100,000 (International Equity Fund) $10,001-$50,000 (Emerging Markets Debt Fund) $1-$10,000 (Emerging Markets Equity Fund)	Over $100,000
Mr. Doran	$10,001-$50,000 (Emerging Markets Debt Fund) $10,001-$50,000 (Emerging Markets Equity Fund) $10,001-$50,000 (International Equity Fund)	Over $100,000
Independent
Mr. Storey	None	None
Mr. Sullivan	None	Over $100,000
Ms. Greco	None	Over $100,000
Ms. Lesavoy	None	None
Mr. Williams	None	None
Mr. Johnson	None	None
Mr. Harris	None	None

*   Valuation date is December 31, 2007.

Board Compensation. The Trust paid the following fees to the Trustees during its fiscal year ended September 30, 2007.

Name	Aggregate Compensation	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Trust and Fund Complex
Interested
Mr. Nesher	$0	N/A	N/A	$0
Mr. Doran	$0	N/A	N/A	$0
Independent
Mr. Gooch*	$14,360	N/A	N/A	$181,750
Mr. Storey	$14,360	N/A	N/A	$181,750
Mr. Sullivan	$14,360	N/A	N/A	$181,750
Ms. Greco	$14,360	N/A	N/A	$181,750
Ms. Lesavoy	$14,360	N/A	N/A	$181,750
Mr. Williams	$14,360	N/A	N/A	$181,750
Mr. Johnson	$7,208	N/A	N/A	$92,000
Mr. Harris**	N/A	N/A	N/A	N/A

*   Mr. Gooch retired as of December 5, 2007.

**   Mr. Harris was appointed as a Trustee as of June 26, 2008 and did not serve as a Trustee for the Trust's fiscal year ended September 30, 2007.

Trust Officers. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Executive Officers of the Trust. Unless otherwise noted, the business address of each officer is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456. None of the officers receive compensation from the Trust for their services.

Certain officers of the Trust also serve as officers to one or more mutual funds to which SEI or its affiliates act as investment adviser, administrator or distributor.

The officers of the Trust have been elected by the Board. Each officer shall hold office until the election and qualification of his or her successor, or until earlier resignation or removal.

ROBERT A. NESHER—(DOB 08/17/46)—President and Chief Executive Officer (since 2005)—See biographical information above under the heading "Independent Trustees."

TIMOTHY D. BARTO (DOB 03/28/68)—Vice President and Secretary (since 2002)—Vice President and Assistant Secretary of the Trust, 1999-2002. General Counsel and Secretary of SIMC and the Administrator since 2004. Vice President of SIMC and the Administrator since 1999. Vice President and Assistant Secretary of SEI since 2001. Assistant Secretary of SIMC, the Administrator and the Distributor and Vice President of the Distributor, 1999-2003.

STEPHEN F. PANNER (DOB 06/08/70)—Controller and Chief Financial Officer (since 2005)—Fund Accounting Director of the Administrator, 2005 to present. Fund Administration Manager, Old Mutual Fund Services, 2000-2005. Chief Financial Officer, Controller and Treasurer, PBHG Funds and PBHG Insurance Series Fund, 2004-2005. Assistant Treasurer, PBHG Funds and PBHG Insurance Series Fund, 2000-2004. Assistant Treasurer, Old Mutual Fund Advisors Fund, 2004-2005.

JOHN J. MCCUE (DOB 04/20/63)—Vice President (since 2004)—Director of Portfolio Implementations for SIMC, August 1995 to present. Managing Director of Money Market Investments for SIMC, January 2003 to present.

RUSSELL EMERY (DOB 12/18/62)—Chief Compliance Officer (since 2006)—Chief Compliance Officer of SEI Opportunity Fund, L.P., SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional Investments Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Liquid Asset Trust, The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II and Bishop Street Funds since March 2006. Chief Compliance Officer of SEI Structured Credit Fund, LP and SEI Alpha Strategy Portfolios, LP since June 2007. Director of Investment Product Management and Development of SIMC, February 2003-March 2006. Senior Investment Analyst—Equity Team of SIMC, March 2000-February 2003.

JAMES NDIAYE (DOB 09/11/68)—Vice President and Assistant Secretary (since 2005)—Vice President and Assistant Secretary of SIMC since 2005. Vice President, Deutsche Asset Management, 2003-2004. Associate, Morgan, Lewis & Bockius LLP, 2000-2003.

MICHAEL T. PANG (DOB 07/08/72)—Vice President and Assistant Secretary (since 2005)—Vice President and Assistant Secretary of SIMC since 2005. Counsel, Caledonian Bank & Trust's Mutual Funds Group, 2004. Counsel, Permal Asset Management, 2001-2004.

ANDREW S. DECKER (DOB 08/22/63)—Anti-Money Laundering Compliance Officer (since 2008)— Compliance Officer and Product Manager, SEI Investments, since 2005. Vice President, Old Mutual Capital, 2000-2005.

AARON C. BUSER (DOB 11/19/70)—Vice President and Assistant Secretary (since 2008)— Attorney, SEI Investments, since July 2007. Attorney, Stark & Stark (law firm), March 2004-July 2007. Attorney, Flaster/Greenberg, P.C. (law firm), January 2000-February 2004.

PROXY VOTING POLICIES AND PROCEDURES

The Funds have delegated proxy voting responsibilities to SIMC, subject to the Board's general oversight. In delegating proxy voting responsibilities, each Fund has directed that proxies be voted consistent with a

Fund's best economic interests. SIMC has adopted its own proxy voting policies and guidelines for this purpose (the "Procedures"). As required by applicable regulations, SIMC has provided this summary of its Procedures concerning proxies voted by SIMC on behalf of each investment advisory client who delegates voting responsibility to SIMC, which includes the Funds (each a "Client"). The Procedures may be changed as necessary to remain current with regulatory requirements and internal policies and procedures.

SIMC votes proxies in the best economic interests of Clients. SIMC has elected to retain an independent proxy voting service (the "Service") to vote proxies for Client accounts, which votes proxies in accordance with Proxy Voting Guidelines (the "Guidelines") approved by SIMC's Proxy Voting Committee (the "Committee"). The Guidelines set forth the manner in which SIMC will vote on matters that may come up for shareholder vote. The Service will review each matter on a case-by-case basis, and vote the proxies in accordance with the Guidelines. For example, the Guidelines provide that SIMC will vote in favor of proposals to require shareholder ratification of any poison pill, shareholder proposals that request companies to adopt confidential voting, and for management proposals to do so, and shareholder social, workforce, and environmental proposals that create good corporate citizens while enhancing long-term shareholder value, and will vote against director nominees (or the Board) if it believes that a nominee (or the Board) has not served the economic long-term interests of shareholders.

Prior to voting a proxy, the Service makes available to SIMC its recommendation on how to vote in light of the Guidelines. SIMC retains the authority to overrule the Service's recommendation on any specific proxy proposal and to instruct the Service to vote in a manner determined by the Committee. Before doing so, the Committee will determine whether SIMC may have a material conflict of interest regarding the proposal. If the Committee determines that SIMC has such a material conflict, SIMC shall instruct the Service to vote in accordance with the Service's recommendation unless SIMC, after full disclosure to the Client of the nature of the conflict, obtains the Client's consent to voting in the manner determined by the Committee (or otherwise obtains instructions from the Client as to how to vote on the proposal).

For each proxy, SIMC maintains all related records as required by applicable law. A Client may obtain, without charge, a copy of SIMC's Procedures and Guidelines, or information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2008, by calling SIMC at 1-800-DIAL-SEI, by writing to SIMC at One Freedom Valley Drive, Oaks, Pennsylvania 19456, or on the SEC's website at http://www.sec.gov.

PURCHASE AND REDEMPTION OF SHARES

Shares of a Fund may be purchased in exchange for securities included in the Fund subject to the Administrator's determination that the securities are acceptable. Securities accepted in an exchange will be valued at the market value. All accrued interest and subscription of other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Trust and must be delivered by the shareholder to the Trust upon receipt from the issuer. A shareholder may recognize a gain or a loss for federal income tax purposes in making the exchange.

The Administrator will not accept securities for a Fund unless: (1) such securities are appropriate in the Fund at the time of the exchange; (2) such securities are acquired for investment and not for resale; (3) the shareholder represents and agrees that all securities offered to the Trust for the Fund are not subject to any restrictions upon their sale by the Fund under the 1933 Act, or otherwise; (4) such securities are traded on the American Stock Exchange, the New York Stock Exchange ("NYSE") or on NASDAQ in an unrelated transaction with a quoted sales price on the same day the exchange valuation is made or, if not listed on such exchanges or on NASDAQ, have prices available from an independent pricing service approved by the Board; and (5) the securities may be acquired under the investment restrictions applicable to the Fund.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or evaluation of the portfolio securities is not reasonably practicable, or for such other periods as the SEC may by order permit. The

Trust also reserves the right to suspend sales of shares of the Funds for any period during which the NYSE, the Administrator, the advisers, the Distributor and/or the custodians are not open for business. Currently, the following holidays are observed by the Trust: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

It is currently the Trust's policy to pay for all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. Shareholders may incur brokerage charges in connection with the sale of such securities. However, a shareholder will at all times be entitled to aggregate cash redemptions from a Fund of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets in cash. A gain or loss for federal income tax purposes would be realized by a shareholder subject to taxation upon an in-kind redemption depending upon the shareholder's basis in the shares of the Fund redeemed.

Fund securities may be traded on foreign markets on days other than a Business Day or the net asset value of a Fund may be computed on days when such foreign markets are closed. In addition, foreign markets may close at times other than 4:00 p.m. Eastern Time. As a consequence, the net asset value of a share of a Fund may not reflect all events that may affect the value of the Fund's foreign securities unless the adviser determines that such events materially affect net asset value in which case net asset value will be determined by consideration of other factors.

Certain shareholders in one or more of the Funds may obtain asset allocation services from SIMC and other financial intermediaries with respect to their investments in such Funds. If a sufficient amount of a Fund's assets are subject to such asset allocation services, the Fund may incur higher transaction costs and a higher portfolio turnover rate than would otherwise be anticipated as a result of redemptions and purchases of Fund shares pursuant to such services. Further, to the extent that SIMC is providing asset allocation services and providing investment advice to the Funds, it may face conflicts of interest in fulfilling its responsibilities because of the possible differences between the interests of its asset allocation clients and the interest of the Funds.

Use of Third-Party Independent Pricing Agents. The Funds' Pricing and Valuation Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board. However, when the change would not materially affect valuation of a Fund's net assets or involve a material departure in pricing methodology from that of the Fund's existing pricing agent or pricing methodology, Board approval may be obtained at the next regularly scheduled Board meeting.

TAXES

The following is only a summary of certain additional federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the federal, state, local or foreign tax treatment of the Funds or their shareholders, and the discussion here and in the Prospectus is not intended to be a substitute for careful tax planning. You are urged to consult with your own tax advisor.

This discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative or court decisions, may significantly change the conclusions expressed herein and may have a retroactive effect with respect to the transactions contemplated herein.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Post-October losses represent losses realized on investment or foreign currency transactions from November 1, 2006 through September 30, 2007 that, in accordance with federal income tax regulations, the Funds defer and treat as having arisen in the following fiscal year.

Qualification as a RIC

Each Fund intends to qualify and elect to be treated as a "regulated investment company" ("RIC") as defined under Subchapter M of the Code. By following such policy, each Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject. The Board reserves the right not to maintain the qualification of each Fund as a RIC if it determines such course of action to be beneficial to shareholders.

In order to qualify for treatment as a RIC under the Code, a Fund must distribute annually to its shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income, plus the excess of net short-term capital gain over net long-term capital losses) ("Distribution Requirement") and must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stocks or securities or foreign currencies or other income (including gains from forward contracts) derived with respect to its business of investing in stocks, securities and currencies, and net income derived from an interest in a qualified publicly traded partnership ("Income Requirement"); (ii) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, United States Government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of a Fund's total assets and that does not represent more than 10% of the outstanding voting securities of the issuer; and (iii) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer, the securities (other than the securities of other RICs) of two or more issuers engaged in the same, similar, or related trades or businesses if a Fund owns at least 20% of the voting power of such issuers, or the securities of one or more qualified publicly traded partnerships.

Notwithstanding the Distribution Requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain, a Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income for that year and 98% of its capital gain net income for the one-year period ending on October 31, of that year, plus certain other amounts. Each Fund intends to make sufficient distributions to avoid liability for the federal excise tax applicable to RICs.

If you buy shares when a Fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and gains and receiving back a portion of the price in the form of a taxable distribution.

Each Fund receives income generally in the form of dividends and interest on its investment. Each Fund's income, less expenses incurred in the operation of such Fund, constitutes the Fund's net investment income from which dividends may be paid to you. Any distributions of dividends by a Fund will be taxable as ordinary income, whether you take them in cash or additional shares. Except for dividends paid by the Emerging Markets Debt Fund, all or a portion of such dividends may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets)) to the extent that a Fund receives qualified dividend income. Qualified dividend income includes, in general, subject to certain holding period requirements and other requirements, dividend income from certain foreign corporations. Eligible foreign corporations include those incorporated in possessions of the United States, those incorporated in certain countries with comprehensive tax treaties with the United States and those whose stock is tradable on an established securities market in the United States. It is expected that distributions from the Emerging Markets Debt Fund will primarily consist of ordinary income and that distributions from these Funds will not be eligible for the lower tax rates applicable to qualified dividend income. A Fund may derive capital gains and losses in connection with sale or other dispositions of its portfolio securities. Distributions from net short-term capital gains will be taxable to you as ordinary income. Distributions from net long-term gains will be taxable to you at long-term capital gains rates, regardless of how long you have held your shares in a Fund. Long-term capital gains are currently taxed at a maximum rate of 15%. Absent further legislation, the maximum 15% rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

The use of hedging strategies, such as entering into forward foreign currency contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the income received in connection therewith by a Fund. These complex tax rules also could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gains, accelerate the recognition of income to a Fund and/or defer to a Fund's ability to recognize losses. Income from foreign currencies, and income from transactions in forward contracts that are directly related to a Fund's business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement.

Any gain or loss recognized on a sale, exchange or redemption of shares of a Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be treated as short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution. All or a portion of any loss that you realize upon the redemption of a Fund's shares will be disallowed to the extent that you buy other shares in a Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

If a Fund fails to qualify as a RIC for any year, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and its distributions (including capital gains distributions) generally will be taxable as ordinary income dividends to its shareholders, subject to the dividends received deduction for corporate shareholders and lower tax rates on qualified dividend income for individual shareholders.

A Fund will be required in certain cases to withhold at applicable withholding rates and remit to the United States Treasury the amount withheld on amounts payable to any shareholder who (1) has provided a Fund either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends, (3) who has failed to certify to a Fund that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).

With respect to investments in STRIPS, TRs, TIGRs, LYONs, CATS and other zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, a Fund will be required to include as part of its current income the imputed interest on such obligations even though a Fund has not received any interest payments on such obligations during that period. Because each Fund distributes all of its net investment income to its shareholders, a Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the advisers would not have chosen to sell such securities and which may result in taxable gain or loss.

Because each Fund's income is derived primarily from investments in foreign rather than domestic U.S. securities, no portion of its distributions will generally be eligible for the dividends-received deduction.

Non-U.S. investors in a Fund may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisor prior to investing in a Fund.

State Taxes

A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from the rules for federal income taxation described above. Many states grant tax-free status to ordinary income distributions that a Fund pays to you which are derived from interest on direct obligations of the U.S. Government. Some states have minimum investment requirements for this tax-free status that must be met by a Fund. Investments in Ginnie Mae or Fannie Mae securities, bankers' acceptances, commercial paper, and repurchase requirements collateralized by U.S. Government securities do not generally qualify for state tax-free treatment. The rules or exclusion of this income are different for corporate shareholders. Depending upon state and local law, distributions by a Fund to shareholders and the ownership of shares may be subject to state and local taxes. Shareholders are urged to consult their tax advisors regarding the state and local tax consequences of investments in a Fund.

Foreign Taxes

Dividends and interest received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and United States possessions that would reduce the yield on a Fund's securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of stock or securities of foreign corporations, a Fund will be eligible to, and will, file an election with the Internal Revenue Service that will enable shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and United States possessions income taxes paid by a Fund. Pursuant to the election, a Fund will treat those taxes as dividends paid to its shareholders. Each shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit (subject to significant limitations) against the shareholder's federal income tax. If a Fund makes the election, it will report annually to its shareholders the respective amounts per share of a Fund's income from sources within, and taxes paid to, foreign countries and United States possessions.

Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by a Fund. Similarly, foreign exchange losses realized by a Fund on the sale of debt securities are generally treated as ordinary losses by a Fund. These gains when distributed will be taxed to you as ordinary dividends, and any losses will reduce a Fund's ordinary income otherwise available for distribution to you. This treatment could increase or reduce a Fund's ordinary income distributions to you, and may cause some or all of a Fund's previously distributed income to be classified as a return of capital.

PORTFOLIO TRANSACTIONS

The Trust has no obligation to deal with any dealer or group of brokers or dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the advisers are responsible for placing orders to execute Fund transactions. In placing brokerage orders, it is the Trust's policy to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the advisers generally seek reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available. The Trust will not purchase portfolio securities from any affiliated person acting as principal except in conformity with the regulations of the SEC.

The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Fund's advisers may cause the Trust to select a broker based upon brokerage or research services provided to the advisers. The advisers may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act ("Section 28(e)") permits the advisers, under certain circumstances, to cause a Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the advisers believe that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to the Fund. In addition to agency transactions, the advisers may receive brokerage and research services in connection with certain riskless transactions, in accordance with applicable SEC guidelines.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the advisers might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The advisers may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the advisers will be in addition to and not in lieu of the services required to be performed by the Funds' advisers under the Investment Advisory Agreements. Any advisory or other fees paid to the advisers are not reduced as a result of the receipt of research services.

In some cases an adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the adviser faces a potential conflict of interest, but the adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, a Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the advisers with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

SIMC and the various firms that serve as sub-advisers to certain Funds of the Trust, in the exercise of joint investment discretion over the assets of a Fund, may execute a substantial portion of a Fund's portfolio transactions through a commission recapture program that SIMC has arranged with the Distributor (the "Program"). SIMC then requests, but does not require, that certain sub-advisers execute a portion of a Fund's portfolio transactions through the Program. Under the Program, the Distributor receives a commission, in its capacity as an introducing broker, on Fund portfolio transactions. The Distributor then returns to a Fund a portion of the commissions earned on the portfolio transactions, and such payments are used by the Fund to pay fund operating expenses. Sub-advisers are authorized to execute trades pursuant to the Program; provided that, the sub-adviser determines that such trading is consistent with its duty to seek best execution on Fund portfolio transactions. As disclosed in the Trust's Prospectus, SIMC in many cases voluntarily waives fees that it is entitled to receive for providing services to a Fund and/or reimburses expenses of a Fund in order to maintain the Fund's total operating expenses at or below a specified level. In such cases, the portion of commissions returned to a Fund under the Program will generally be used to pay Fund expenses that may otherwise have been voluntarily waived or reimbursed by SIMC or its affiliates, thereby increasing the portion of the Fund fees that SIMC and its affiliates are able to receive and retain. In cases where SIMC and its affiliates are not voluntarily waiving Fund fees or reimbursing expenses, then the portion of commissions returned to a Fund under the Program will directly decrease the overall amount of operating expenses of the Fund borne by shareholders.

SIMC also from time to time executes trades with the Distributor, again acting as introducing broker, in connection with the transition of the securities and other assets included in a Fund's portfolio when there is a change in sub-advisers in the Fund or a reallocation of assets among the Fund's sub-advisers. An unaffiliated third-party broker selected by SIMC or the relevant sub-adviser provides execution and clearing services with respect to such trades, and is compensated for such services out of the commission paid to the Distributor on the trades. All such transactions effected using the Distributor as introducing broker must be accomplished in a manner that is consistent with the Trust's policy to achieve best net results, and must comply with the Trust's procedures regarding the execution of Fund transactions through affiliated brokers. The Funds do not direct brokerage to brokers in recognition of, or as compensation for, the promotion or sale of Fund shares.

For the fiscal years ended September 30, 2005, 2006 and 2007, the Funds paid the following brokerage fees:

	Total $ Amount of Brokerage Commission Paid (000)			Total $ Amount of Brokerage Commissions Paid to Affiliates (000)			% of Total Brokerage Commissions Paid to Affiliates			% Total Brokered Transactions Effected Through Affiliates
Fund	2005	2006	2007	2005	2006	2007	2005	2006	2007	2005	2006	2007
International Equity Fund	$4,105	$4,297	$5,193	$0	$175	$111	0%	4%	2%	2%	4%	2%
Emerging Markets Equity Fund	$3,903	$4,697	$4,494	$0	$96	$1	0%	2%	0%	3%	2%	0%
Emerging Markets Debt Fund	$0	$0	$0	$0	$0	$0	0%	0%	0%	0%	0%	0%

The portfolio turnover rates for the International Equity, Emerging Markets Equity and Emerging Markets Debt Funds for the fiscal years ended September 30, 2006 and 2007, were as follows:

	Turnover Rate
Fund	2006	2007
International Equity Fund	118%	172%
Emerging Markets Equity Fund	65%	79%
Emerging Markets Debt Fund	108%	81%

The Trust is required to identify any securities of its "regular broker dealers" (as such term is defined in the 1940 Act) which the Trust has acquired during its fiscal year ended September 30, 2007. As of September 30, 2007, the Trust held securities from the following issuers:

Fund	Type of Security	Name of Issuer	Amount (000)
International Equity Fund	Debt	Merrill Lynch	7,405

	Debt	Goldman, Sachs & Co.	143

	Debt	Lehman Brothers Inc.	13,102

	Debt	Morgan Stanley & Co., Inc.	4,692

	Debt	Citigroup	1,833

	Debt	J.P. Morgan Chase Bank	693

	Equity	Barclays Capital Inc.	18,759

	Equity	Credit Suisse First Boston	22,376

	Equity	HSBC Securities Inc.	25,975

Emerging Markets Debt Fund	Debt	HSBC Securities Inc.	2,483

	Debt	Citigroup	2,441

	Debt	Barclays Capital Inc.	899

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

The Funds' portfolio holdings can be obtained on the Internet at the following address: http://www.seic.com/fund_holdings_home.asp (the "Portfolio Holdings Website"). The Funds' Board has approved a policy that provides that portfolio holdings may not be made available to any third party until after such information has been posted on the Portfolio Holdings Website, with limited exceptions noted below. This policy effectively addresses conflicts of interest and controls the use of portfolio holdings information by making such information available to all investors on an equal basis.

Five calendar days after each month end, a list of all portfolio holdings in each Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the first business day of the fifth month after the date to which the data relates, at which time it will be permanently removed from the site.

Portfolio holdings information may be provided to independent third-party reporting services (e.g., Lipper or Morningstar), but will be delivered no earlier than the date such information is posted on the Portfolio Holdings Website, unless the reporting service executes a confidentiality agreement with the Trust that is satisfactory to the Trust's officers and that provides that the reporting service will not trade on the information. The Funds currently have no arrangements to provide portfolio holdings information to any third-party reporting services prior to the availability of such holdings on the Portfolio Holdings Website.

Portfolio holdings information may also be provided at any time (and as frequently as daily) to the Funds' Trustees, SIMC, the Sub-Advisers, the Distributor, the Administrator, the custodian, the independent proxy voting service retained by SIMC, the Funds' third-party independent pricing agents and the Fund's independent registered public accounting firm, as well as to state and federal regulators and government agencies, and as otherwise requested by law or judicial process. Service providers will be subject to a duty of confidentiality with respect to any portfolio holdings information, whether imposed by the provisions of the service provider's contract with the Trust or by the nature of its relationship with the Trust. Portfolio holdings of a Fund may also be provided to a prospective service provider for that Fund, so long as the prospective service provider executes a confidentiality agreement with the Fund in such form as deemed acceptable by an officer of the Fund. The Board exercises on-going oversight of the disclosure of Fund portfolio holdings by overseeing the implementation and enforcement of the Funds' policies and procedures by the Chief Compliance Officer and by considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters.

Neither the Funds, SIMC, nor any other service provider to the Funds may receive compensation or other consideration for providing portfolio holdings information.

The Funds file a complete schedule of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of shares of each Fund, each of which represents an equal proportionate interest in that Fund. Each share upon liquidation entitles a shareholder to a pro rata share in the net assets of that Fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional portfolios of shares or classes of portfolios. Share certificates representing the shares will not be issued.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or administrators, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

CODES OF ETHICS

The Board has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, SIMC, the Sub-Advisers and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes are reasonably designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements or are prohibited from making such investments. Copies of these Codes of Ethics are on file with SEC, and are available to the public.

VOTING

Each share held entitles the shareholder of record to one vote. Shareholders of each Fund or class will vote separately on matters pertaining solely to that Fund or class, such as any distribution plan. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

Where the Prospectus for the Funds or SAI states that an investment limitation or a fundamental policy may not be changed without shareholder approval, such approval means the vote of: (i) 67% or more of a Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy; or (ii) more than 50% of a Fund's outstanding shares, whichever is less.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a Trust could, under certain circumstances, be held personally liable as partners for the obligations of the Trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholders held personally liable for the obligations of the Trust.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of October 1, 2008, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% or more of the shares of the Funds. Persons who owned of record or beneficially more than 25% of a Fund's outstanding shares may be deemed to control the Fund within the meaning of the 1940 Act. Shareholders controlling the Fund could have the ability to vote a majority of the shares of the Fund on any matter requiring the approval of shareholders of the Fund. The Trust believes that most of the shares referred to below were held by the below persons in accounts for their fiduciary, agency or custodial customers.

Name and Address	Number of Shares	Percent of Funds
International Equity Fund: Class A
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456	203,718,663.703	77.56%
International Equity Fund: Class I
Patterson & Co. Cust. SPTC FBO Elkem Metals Inc. Ret. Svgs. 1525 W. WT Harris Blvd. Charlotte, NC 28288-0001	54,138.667	7.31%
Patterson & Co. Custodian SPTC FBO Alspaugh Company 401(K) Retirement 1525 W. WT Harris Blvd. Charlotte, NC 28288-0001	49,802.027	6.72%
Patterson & Co. Cust. SPTCO FBO Ahern Nichols Ahern & Hersey 1525 West WT Harris Blvd. Charlotte, NC 28288-0001	46,110.823	6.22%
Patterson & Co. Cust. SPTC FBO Charlick Springstead & Wilson Dentl 1525 West WT Harris Blvd. Charlotte, NC 28288-0001	45,367.035	6.12%
Patterson & Co. Custodian SPTC FBO Arlington Orthopedic Assoc. 401K PSP 1525 W. WT Harris Blvd. Charlotte, NC 28288-0001	39,458.585	5.33%
Emerging Markets Equity Fund: Class A
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456	69,654,442.998	82.42%
Emerging Markets Debt Fund: Class A
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456	68,367,553.740	73.30%

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP, located at 1601 Market Street, Philadelphia, Pennsylvania 19103, serves as the independent registered public accounting firm for the Funds.

CUSTODIAN

Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109-3661, serves as custodian for the assets of the Funds (the "Custodian"). The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act. U.S. Bank National Association, U.S. Bank, 425 Walnut Street, Cincinnati, Ohio 45202, acts as wire agent of the Trust's assets.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, located at 1701 Market Street, Philadelphia, Pennsylvania 19103, serves as counsel to the Trust.

APPENDIX A—DESCRIPTION OF RATINGS

DESCRIPTION OF CORPORATE BOND RATINGS

MOODY'S RATING DEFINITIONS

LONG-TERM RATINGS

Aaa  Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa  Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A  Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa  Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba  Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B  Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa  Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca  Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C  Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's bond ratings, where specified, are applied to senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's sovereign rating. Such branch obligations are rated at the lower of the bank's rating or Moody's sovereign rating for the bank deposits for the country in which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the 1933 Act or issued in conformity with any other applicable law or regulation. Nor does Moody's represent that any specific bank or insurance company obligation is legally enforceable or is a valid senior obligation of a rated issuer.

Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR'S RATING DEFINITIONS

A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, as it does not comment on market price or suitability for a particular investor.

The ratings are based, in varying degrees, on the following considerations:

(1) Likelihood of default. The rating assesses the obligor's capacity and willingness as to timely payment of interest and repayment of principal in accordance with the terms of the obligation.

(2) The obligation's nature and provisions.

(3) Protection afforded to, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under bankruptcy laws and other laws affecting creditors' rights.

Likelihood of default is indicated by an issuer's senior debt rating. If senior debt is not rated, an implied senior debt rating is determined. Subordinated debt usually is rated lower than senior debt to better reflect relative position of the obligation in bankruptcy. Unsecured debt, where significant secured debt exists, is treated similarly to subordinated debt.

LONG-TERM RATINGS

Investment Grade

AAA  Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA  Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated debt only in small degree.

A  Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB  Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Speculative Grade

Debt rated "BB", "B", "CCC", "CC", and "C" is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. "BB" indicates the least degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB  Debt rated "BB" has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

B  Debt rate "B" has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The "B" rating category also is used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

CCC  Debt rated "CCC" has a current identifiable vulnerability to default, and is dependent on favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category also is used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

CC  The rating "CC" is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC" rating.

C  The rating "C" is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

D  Debt is rated "D" when the issue is in payment default, or the obligor has filed for bankruptcy. The "D" rating is used when interest or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

Plus (+) or minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

pr  The letters "pr" indicate that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of such completion. The investor should exercise his own judgement with respect to such likelihood and risk.

L  The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is federally insured, and interest is adequately collateralized. In the case of certificates of deposit, the letter "L" indicates that the deposit, combined with other deposits being held in the same right and capacity, will be honored for principal and pre-default interest up to federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

  *Continuance of the rating is contingent upon S&P's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

N.R.  Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

If an issuer's actual or implied senior debt rating is "AAA", its subordinated or junior debt is rated "AAA" or "AA+". If an issuer's actual or implied senior debt rating is lower than "AAA" but higher than "BB+", its junior debt is typically rated one designation lower than the senior debt rating. For example, if the senior debt rating is "A", subordinated debt normally would be rated "A-". If an issuer's actual or implied senior debt rating is "BB+" or lower, its subordinated debt is typically rated two designations lower than the senior debt rating.

Investment and Speculative Grades

The term "investment grade" was originally used by various regulatory bodies to connote obligations eligible for investment by institutions such as banks, insurance companies, and savings and loan associations. Over time, this term gained widespread usage throughout the investment community. Issues rated in the four highest categories, "AAA", "AA", "A", "BBB", generally are recognized as being investment grade. Debt rated "BB" or below generally is referred to as speculative grade. The term "junk bond" is merely a more irreverent expression for this category of more risky debt. Neither term indicates which securities S&P deems worthy of investment, as an investor with a particular risk preference may appropriately invest in securities that are not investment grade.

Ratings continue as a factor in many regulations, both in the U.S. and abroad, notably in Japan. For example, the SEC requires investment-grade status in order to register debt on Form-3, which, in turn, is how one offers debt via a Rule 415 shelf registration. The Federal Reserve Board allows members of the Federal Reserve System to invest in securities rated in the four highest categories, just as the Federal Home Loan Bank System permits federally chartered savings and loan associations to invest in corporate debt with those ratings, and the Department of Labor allows pension funds to invest in commercial paper rated in one of the three highest categories. In similar fashion, California regulates investments of municipalities and county treasurers, Illinois limits collateral acceptable for public deposits, and Vermont restricts investments of insurers and banks. The New York and Philadelphia Stock Exchanges fix margin requirements for mortgage securities depending on their rating, and the securities haircut for commercial paper, debt securities, and preferred stock that determines net capital requirements is also a function of the ratings assigned.

FITCH'S RATINGS DEFINITIONS

LONG-TERM RATINGS

Investment Grade

AAA  Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA  Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A  High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB  Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB  Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B  Highly speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C  High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, D  Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%- 100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

  Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

SHORT-TERM DEBT RATINGS (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit).

MOODY'S DESCRIPTION OF ITS THREE HIGHEST SHORT-TERM DEBT RATINGS

PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by many of the following characteristics:

•  Leading market positions in well-established industries.

•  High rates of return on funds employed.

•  Conservative capitalization structures with moderate reliance on debt and ample asset protection.

•  Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

•  Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

S&P'S DESCRIPTION OF ITS THREE HIGHEST SHORT-TERM DEBT RATINGS

A-1  This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus sign (+).

A-2  Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

A-3  Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

FITCH'S DESCRIPTION OF ITS THREE HIGHEST SHORT-TERM DEBT RATINGS

F1  Highest credit quality. Indicates the best capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2  Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3  Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non-investment grade.

PART C. OTHER INFORMATION

Item 23.  Exhibits:

(a)(1)  Agreement and Declaration of Trust dated June 28, 1988 as originally filed with Registrant's Registration Statement on Form N-1A (File No. 033-22821) filed with the Securities and Exchange Commission ("SEC") on June 30, 1988, is herein incorporated by reference to Exhibit 1 of Post-Effective Amendment No. 23, filed with the SEC on June 23, 1997.

(a)(2)  Amendment to Agreement and Declaration of Trust, dated August 9, 1989, is herein incorporated by reference to Exhibit (a)(2) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (File No. 033-22821), filed with the SEC on January 29, 2004.

(a)(3)  Amendment to Agreement and Declaration of Trust, dated April 29, 1998, is herein incorporated by reference to Exhibit (a)(3) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on January 29, 2004.

(b)  Amended By-Laws dated June 17, 2004 are herein incorporated by reference to Exhibit (b)(1) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on November 29, 2004.

(c)  Not Applicable

(d)(1)  Investment Advisory Agreement between Registrant and SEI Investments Management Corporation ("SIMC") dated December 16, 1994 (restated as of December 17, 2002) is herein incorporated by reference to Exhibit (d)(1) of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on January 28, 2003.

(d)(2)  Schedule to Investment Advisory Agreement between Registrant and SIMC dated December 16, 2002 with respect to the International Fixed Income Fund is herein incorporated by reference to Exhibit (d)(2) of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on January 28, 2003.

(d)(3)  Amended Schedule dated June 20, 2000 to the Investment Advisory Agreement dated December 16, 1994 between the Registrant and SIMC with respect to the Emerging Markets Equity, International Equity, Emerging Markets Debt and Tax-Managed International Equity Funds is herein incorporated by reference to Exhibit (d)(3) of Post-Effective Amendment No. 44 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on January 25, 2008.

(d)(4)  Investment Sub-Advisory Agreement between SIMC and AllianceBernstein L.P. (f/k/a Alliance Capital Management L.P.) dated June 26, 2002 with respect to the Emerging Markets Equity Fund is herein incorporated by reference to Exhibit (d)(9) of Post-Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on November 27, 2002.

(d)(5)  Investment Sub-Advisory Agreement between SIMC and The Boston Company Asset Management, LLC dated September 18, 2000 is herein incorporated by reference to Exhibit (d)(6) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on November 29, 2004.

(d)(6)  Investment Sub-Advisory Agreement between SIMC and Ashmore Investment Management Limited dated March 17, 2003 with respect to the Emerging Markets Debt Fund is herein incorporated by reference to Exhibit (d)(9) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on January 29, 2004.

(d)(7)  Amended Schedules A and B to the Investment Sub-Advisory Agreement between SIMC and Ashmore Investment Management Limited with respect to the Emerging Markets Debt Fund dated April 20, 2007 is herein incorporated by reference to Exhibit (d)(8) of Post-Effective Amendment No. 44 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on January 25, 2008.

(d)(8)  Amended Schedules A and B to the Investment Sub-Advisory Agreement between SIMC and AllianceBernstein (f/k/a Alliance Capital Management L.P.) dated January 11, 2006 with respect to the International Equity and International Fixed Income Funds are herein incorporated by reference to Exhibit (d)(12) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on January 27, 2006.

(d)(9)  Investment Sub-Advisory Agreement between SIMC and AllianceBernstein L.P. (f/k/a Alliance Capital Management L.P.) dated July 1, 2003 with respect to the International Equity Fund is herein incorporated by reference to Exhibit (d)(10) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on January 29, 2004.

(d)(10)  Investment Sub-Advisory Agreement between SIMC and McKinley Capital Management, Inc. dated July 1, 2003 with respect to the International Equity Fund is herein incorporated by reference to Exhibit (d)(13) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on January 29, 2004.

(d)(11)  Investment Sub-Advisory Agreement between SIMC and Rexiter Capital Management Limited dated July 15, 2004 with respect to the Emerging Markets Equity Fund is herein incorporated by reference to Exhibit (d)(15) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on November 29, 2004.

(d)(12)  Revised Schedule A to the Investment Sub-Advisory Agreement between SIMC and AllianceBernstein L.P. (f/k/a Alliance Capital Management L.P.) dated March 10, 2003 with respect to the Emerging Markets Equity Fund is herein incorporated by reference to Exhibit (d)(18) to Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on January 28, 2005.

(d)(13)  Amendment to Investment Sub-Advisory Agreement between SIMC and AllianceBernstein L.P. (f/k/a Alliance Capital Management L.P.) dated July 1, 2003 with respect to the Emerging Markets Equity Fund is herein incorporated by reference to Exhibit (d)(15) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on January 29, 2004.

(d)(14)  Amendment to Investment Sub-Advisory Agreement between SIMC and Ashmore Investment Management Limited dated July 1, 2003 with respect to the Emerging Markets Debt Fund is herein incorporated by reference to Exhibit (d)(16) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on January 29, 2004.

(d)(15)  Amendment to Investment Sub-Advisory Agreement between SIMC and The Boston Company Asset Management, LLC dated July 1, 2003 with respect to the Emerging Markets Equity Fund is herein incorporated by reference to Exhibit (d)(17) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on January 29, 2004.

(d)(16)  Investment Sub-Advisory Agreement between SIMC and Quantitative Management Associates LLC dated June 30, 2005 with respect to the International Equity Fund is herein incorporated by reference to Exhibit (d)(28) of Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on December 1, 2005.

(d)(17)  Investment Sub-Advisory Agreement between SIMC and Smith Breeden Asset Management Inc. dated December 8, 2005 with respect to the International Equity Fund is herein incorporated by reference to Exhibit (d)(31) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on January 27, 2006.

(d)(18)  Investment Sub-Advisory Agreement between SIMC and AXA Rosenberg Investment Management LLC dated October 9, 2006 with respect to the Emerging Markets Equity and International Equity Funds is herein incorporated by reference to Exhibit (d)(22) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on November 28, 2006.

(d)(19)  Investment Sub-Advisory Agreement between SIMC and BlackRock Financial Management, Inc. dated October 18, 2006 with respect to the International Fixed Income Fund is herein incorporated by reference to Exhibit (d)(23) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on November 28, 2006.

(d)(20)  Investment Sub-Advisory Agreement between SIMC and ING Investment Management Advisors, B.V. dated October 10, 2007 with respect to the Emerging Markets Debt Fund is herein incorporated by reference to Exhibit (d)(25) of Post-Effective Amendment No. 44 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on January 25, 2008.

(d)(21)  Investment Sub-Advisory Agreement between SIMC and Record Currency Management Limited dated July 21, 2006 with respect to the International Fixed Income and International Equity Funds is herein incorporated by reference to Exhibit (d)(25) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on November 28, 2006.

(d)(22)  Investment Sub-Advisory Agreement between SIMC and Stone Harbor Investment Partners LP dated April 1, 2006 with respect to the Emerging Markets Debt Fund is herein incorporated by reference to Exhibit (d)(26) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on November 28, 2006.

(d)(23)  Investment Sub-Advisory Agreement between SIMC and PanAgora Asset Management, Inc. dated July 20, 2007 with respect to the Emerging Markets Equity Fund is herein incorporated by reference to Exhibit (d)(28) of Post-Effective Amendment No. 44 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on January 25, 2008.

(d)(24)  Investment Sub-Advisory Agreement between SIMC and PanAgora Asset Management, Inc. dated August 3, 2007 with respect to the Emerging Markets Equity Fund is herein incorporated by reference to Exhibit (d)(29) of Post-Effective Amendment No. 44 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on January 25, 2008.

(d)(25)  Investment Sub-Advisory Agreement between SIMC and Fidelity International Investment Advisors dated March 21, 2007 with respect to the International Fixed Income Fund is herein incorporated by reference to Exhibit (d)(30) of Post-Effective Amendment No. 44 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on January 25, 2008.

(d)(26)  Amended Schedules A and B to the Investment Sub-Advisory Agreement between SIMC and AllianceBernstein L.P. (f/k/a Alliance Capital Management L.P.) dated March 17, 2006 with respect to the International Equity Fund and the International Fixed Income Fund is herein incorporated by reference to Exhibit (d)(31) of Post-Effective Amendment No. 44 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on January 25, 2008.

(d)(27)  Investment Sub-Advisory Agreement between SIMC and Artisan Partners Limited Partnership dated June 27, 2008 with respect to the Emerging Markets Equity Fund is filed herewith.

(d)(28)  Investment Sub-Advisory Agreement between SIMC and Principal Global Investors, LLC dated July 14, 2008 with respect to the International Equity Fund is filed herewith.

(d)(29)  Investment Sub-Advisory Agreement between SIMC and UBS Global Asset Management (Americas) Inc. dated September 18, 2008 with respect to the International Fixed Income Fund is filed herewith.

(e)  Amended and Restated Distribution Agreement between Registrant and SEI Investments Distribution Co. dated September 16, 2002 is herein incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on November 27, 2002.

(f)  Not Applicable

(g)(1)  Custodian Agreement between Registrant and Brown Brothers Harriman & Co. dated March 1, 2004 is herein incorporated by reference to Exhibit (g)(1) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on November 29, 2004.

(g)(2)  Custodian Agreement between the Trust and U.S. Bank N.A. dated August 16, 2006 is herein incorporated by reference to Exhibit (g)(2) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on November 28, 2006.

(h)(1)  Amended and Restated Administration and Transfer Agency Agreement between Registrant and SEI Investments Fund Management dated December 10, 2003 is herein incorporated by reference to Exhibit (h)(1) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on November 29, 2004.

(h)(2)  Schedule D to the Amended and Restated Administration and Transfer Agency Agreement between the Registrant and SEI Investments Global Funds Services dated June 26, 2008 is filed herewith.

(h)(3)  Shareholder Service Plan and Agreement with respect to the Class A shares is herein incorporated by reference to Exhibit 15(e) of Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on April 8, 1997.

(h)(4)  Shareholder Service Plan and Agreement with respect to Class I shares is herein incorporated by reference to Exhibit (h)(5) of Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on June 30, 2000.

(h)(5)  Shareholder Service Plan and Agreement with respect to the Class G shares is filed herewith.

(h)(6)  Administrative Services Plan and Agreement with respect to Class I shares is herein incorporated by reference to Exhibit (h)(6) of Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on January 28, 2002.

(i)  Opinion and Consent of Counsel is filed herewith.

(j)  Opinion and Consent of Independent Registered Public Accounting Firm is filed herewith.

(k)  Not Applicable.

(l)  Not Applicable.

(m)  Distribution Plan with respect to the Class G shares is filed herewith.

(n)  Amended and Restated Rule 18f-3 Multiple Class Plan relating to Class A, I, Y and G shares dated June 26, 2008 is filed herewith.

(o)  Not Applicable.

(p)(1)  The Code of Ethics for SEI Investments Management Corporation is filed herewith.

(p)(2)  The Code of Ethics for SEI Investments Distribution Co. is herein incorporated by reference to Exhibit (p)(2) of Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on December 1, 2005.

(p)(3)  The Code of Ethics for SEI Investments Global Funds Services is herein incorporated by reference to Exhibit (p)(3) of Post-Effective Amendment No. 44 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on January 25, 2008.

(p)(4)  The Code of Ethics for SEI Institutional International Trust is herein incorporated by reference to Exhibit (p)(3) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on January 27, 2006.

(p)(5)  The Code of Ethics for The Boston Company Asset Management, LLC is herein incorporated by reference to Exhibit (p)(6) of Post-Effective Amendment No. 44 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on January 25, 2008.

(p)(6)  The Code of Ethics for AllianceBernstein L.P. (f/k/a Alliance Capital Management L.P.) is herein incorporated by reference to Exhibit (p)(7) of Post-Effective Amendment No. 44 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on January 25, 2008.

(p)(7)  The Code of Ethics for Ashmore Investment Management Limited is herein incorporated by reference to Exhibit (p)(10) of Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on December 1, 2005.

(p)(8)  The Code of Ethics for McKinley Capital Management, Inc. is herein incorporated by reference to Exhibit (p)(14) of Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on December 1, 2005.

(p)(9)  The Code of Ethics for Rexiter Capital Management Limited is herein incorporated by reference to Exhibit (p)(10) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on November 28, 2006.

(p)(10)  The Code of Ethics for Quantitative Management Associates LLC is herein incorporated by reference to Exhibit (p)(18) of Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on December 1, 2005.

(p)(11)   The Code of Ethics for Smith Breeden Associates, Inc. is herein incorporated by reference to Exhibit (p)(13) of Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on January 29, 2007.

(p)(12)  The Code of Ethics for PanAgora Asset Management, Inc. is herein incorporated by reference to Exhibit (p)(15) of Post-Effective Amendment No. 44 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on January 25, 2008.

(p)(13)  The Code of Ethics for AXA Rosenberg Investment Management LLC is herein incorporated by reference to Exhibit (p)(16) of Post-Effective Amendment No. 44 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on January 25, 2008.

(p)(14)  The Code of Ethics for BlackRock Financial Management, Inc. is herein incorporated by reference to Exhibit (p)(17) of Post-Effective Amendment No. 44 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on January 25, 2008.

(p)(15)  The Code of Ethics for Fidelity International Investment Advisors is filed herewith.

(p)(16)  The Code of Ethics for ING Investment Management Advisors, B.V. is herein incorporated by reference to Exhibit (p)(19) of Post-Effective Amendment No. 44 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on January 25, 2008.

(p)(17)  The Code of Ethics for Record Currency Management Limited is filed herewith.

(p)(18)  The Code of Ethics for Stone Harbor Investment Partners LP is herein incorporated by reference to Exhibit (p)(21) of Post-Effective Amendment No. 44 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on January 25, 2008.

(p)(19)  The Code of Ethics for Artisan Partners Limited Partnership is filed herewith.

(p)(20)  The Code of Ethics for Principal Global Investors, LLC is filed herewith.

(p)(21)  The Code of Ethics for UBS Global Asset Management (Americas) Inc. is filed herewith.

(q)(1)  Powers of Attorney for Robert A. Nesher, William M. Doran, F. Wendell Gooch, Rosemarie B. Greco, George J. Sullivan, Jr., James M. Storey, Nina Lesavoy, Stephen F. Panner and James M. Williams are herein incorporated by reference to Exhibit (q) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on January 27, 2006.

(q)(2)  Power of Attorney for Mitchell A. Johnson is herein incorporated by reference to Exhibit (q)(2) of Post-Effective Amendment No. 44 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on January 25, 2008.

(q)(3)  Power of Attorney for Hubert L. Harris is filed herewith.

Item 24.  Persons Controlled by or Under Common Control with Registrant:

See the Prospectuses and Statement of Additional Information regarding the Trust's control relationships. SIMC is a subsidiary of SEI Investments Company which also controls the distributor of the Registrant (SEI Investments Distribution Co.) and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors and investment managers.

Item 25.  Indemnification:

Article VIII of the Agreement and Declaration of Trust filed as Exhibit (a)(1) to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Registrant's Agreement and Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser:

The following tables describe other business, profession, vocation, or employment of a substantial nature in which each director, officer, or partner of the adviser and sub-advisers is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee. The adviser's and each sub-adviser's table was provided to the Registrant by the adviser or respective sub-adviser for inclusion in this Registration Statement.

AllianceBernstein L.P.

AllianceBernstein L.P. ("AllianceBernstein") is a sub-adviser to the Registrant's International Fixed Income, Emerging Markets Equity and International Equity Funds. The principal business address of AllianceBernstein is 1345 Avenue of the Americas, New York, New York 10105. AllianceBernstein is an investment adviser registered under the Investment Advisers Act of 1940 (the "Advisers Act").

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Lewis A. Sanders Chairman of the Board, Chief Executive Officer and Director, Chief Investment Officer	—	—

Henri de Castries Director	AXA AELIC AXA Financial	Chairman, Management Board Director Chairman of the Board

Christopher M. Condron Board Director	AXA AELIC AXA Financial	Member of the Management Chairman, Chief Executive Officer Director, President & Chief Executive Officer

Denis Duverne Director	AXA AELIC	Chief Financial Officer Director

Richard S. Dziadzio Director	—	—

Deborah S. Hechinger Director	—	—

Gerald M. Lieberman President, Chief Operating Officer and Director	AXA	Executive Committee

Lorie A. Slutsky Director	The New York Community Trust AELIC	President and Chief Executive Officer Director

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Dominique Carrel-Billard Director	AXA	Chief Executive Officer

Peter J. Tobin Director	AXA	Director

Nick Lane Director	—	—

Weston M. Hicks Director	Alleghany Corporation	President and Chief Executive Officer

A.W. (Pete) Smith, Jr. Director	Smith Consulting	President

Seth J. Masters Executive Vice President	—	—

Sharon E. Fay Executive Vice President	—	—

Mark R. Manley Senior Vice President, Deputy General Counsel, and Chief Compliance Officer	—	—

Robert Henry Joseph Jr. Senior Vice President and Chief Financial Officer	—	—

Edward J. Farrell Senior Vice President and Controller	—	—

Marilyn Fedak Executive Vice President	—	—

Thomas S. Hexner Executive Vice President	—	—

Marc O. Mayer Executive Vice President	—	—

James G. Reilly Executive Vice President	—	—

Lawrence H. Cohen Executive Vice President	—	—

Laurence E. Cranch Executive Vice President and General Counsel	—	—

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Christopher Toub Executive Vice President	—	—

Lisa Shalett Executive Vice President	—	—

David Steyn Executive Vice President	—	—

Douglas J. Peebles Executive Vice President	—	—

Mark R. Gordon Executive Vice President	—	—

James A. Gingrich Executive Vice President	—	—

Jeffrey S. Phlegar Executive Vice President	—	—

Gregory J. Tencza Executive Vice President	—	—

Artisan Partners Limited Partnership

Artisan Partners Limited Partnership ("Artisan") is a sub-adviser for the Registrant's Emerging Markets Equity Fund. The principal business address of Artisan is 875 E.Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202. Artisan is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Andrew A. Ziegler Chief Executive Officer	Artisan Distributors LLC Artisan Investment Corporation	Officer President

Lawrence A. Totsky Chief Financial Officer	Artisan Distributors LLC Artisan Investment Corporation	Officer Chief Financial Officer and Treasurer

Janet D. Olsen General Counsel	Artisan Distributors LLC Artisan Investment Corporation	Officer Vice President and Secretary

Brooke J. Billick Chief Compliance Officer	Artisan Distributors LLC	Officer

Karen L. Guy Chief Operating Officer— Business Operations	Artisan Distributors LLC Artisan Investment Corporation	Officer Vice President

Eric R. Colson Chief Operating Officer— Investment Operations	Artisan Distributors LLC Artisan Investment Corporation	Officer Vice President

Ashmore Investment Management Limited

Ashmore Investment Management Limited ("Ashmore") is a sub-adviser for the Registrant's Emerging Markets Debt Fund. The principal business address of Ashmore is 61 Aldwych, London, United Kingdom WC2B 4AE. Ashmore is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Mark Langhorn Coombs Director	Ashmore Group plc
Ashmore Investments (UK) Ltd
Ashmore Asset Management
Limited (Non-trading)
EMTA (formerly "Emerging
Markets Traders Association"
(US registered))
Ashmore AOF (GP) Limited
(Cayman Islands registered)
Ashmore Global Special
Situations Fund Limited
(Guernsey registered)
Ashmore Global Special
Situations Fund 2 Limited
(Guernsey registered)
CPI Limited (Cayman Islands
registered)
Ashmore Cayman SPC Limited
(Cayman Islands registered)
Ashmore Emerging Markets Debt
and Currency Fund (Guernsey
registered)
Ashmore (Hong Kong) Limited
(Hong Kong registered)
Ashmore Energy International
Limited (Cayman Islands
registered)
Yamal Co Energy Partners
Limited
Fidelity Cayman Investment
Company Limited (Cayman
Islands registered)
The Ashmore Group plc Limited
Pension Scheme
The Ashmore Group Ltd
Retirement and Death Benefit
Scheme
The Ashmore Group Ltd
Retirement and Death Benefit
Scheme Re: Mark Coombs	Director (Chief Executive)
Director (Chief Executive)
Director

Director (Co-chair)

Director (Company struck off
register 12/29/2006)
Director (resigned
November 4,2006)

Director (resigned
November 4, 2006)

Director (resigned
December 4, 2006)
Director (resigned
December 4, 2006)
Director (resigned
November 4, 2006)

Director (resigned
November 11, 2007)
Director (extinguished, as the
company was dissolved on
December 29, 2007)
Director (resigned
December 15, 2006)
Director (resigned
December 4, 2006)

Trustee (Ceased)

Trustee

Trustee

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
The Ashmore Group Ltd
Retirement and Death Benefit
Scheme Re: Julian Green
The Ashmore Group Ltd
Retirement and Death Benefit
Scheme Re: Christopher Raeder
The Ashmore Group Ltd
Retirement and Death Benefit
	Scheme Re: Jerome Booth	Trustee Trustee Trustee

Graeme Dell Director (appointed December 19, 2007)	Ashmore Group plc Ashmore Investments (UK) Limited Ashmore Global Opportunities Limited	Director (appointed December 19, 2007) Director (appointed December 19, 2007) Director (appointed March 5, 2008)

Mark Grimwood Director (appointed October 31, 2007, resigned December 19, 2007)	Ashmore Investments (UK) Limited	Director (appointed October 31, 2007, resigned December 19, 2007)

Jon Moulton Director (resigned March 12, 2007)	Ashmore Investments (UK)
Limited
Alchemy Partners (Guernsey) Ltd
(Guernsey registered)
Alchemy Partners LLP
30 St James's Square Investments
Ltd
Airborne Systems Group Limited
Airborne Systems Holdings Ltd
Airborne Systems Limited
Ashmore Group plc
Ashmore Investments (UK) Ltd

Aries (Mauritius registered)
Cedar Ltd In Liquidation
Cedar Crestone (US—Delaware)
registered Data point Finance
Ltd (In Liquidation)
Edlaw plc
Point-on Holdings
Redac Ltd
Redac Gratis Limited
	Redac Group Ltd	Director (resigned March 12, 2007) Director Managing Partner Director Director Director Director Director Director (resigned March 12, 2007) Director Director Director Director Director Director Director Director

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
	Redac Group No 2 Ltd Sandsenor Ltd In Liquidation Sylvan International Limited Tattershall Castle Group Limited TCG Holdings Ltd UK Stem Cell Foundation	Director Director Director Director Director Director

James Neilsen Pettigrew Director (resigned October 31, 2007)	Edinburgh Investment Trust plc CMC Markets plc Ashmore Group plc Ashmore Investments (UK) Limited	Director Director Director (resigned October 31, 2007) Director (resigned October 31, 2007)

AXA Rosenberg Investment Management LLC

AXA Rosenberg Investment Management LLC ("AXA Rosenberg") is a sub-adviser for the Registrant's Emerging Markets Equity and International Equity Funds. The principal business address of AXA Rosenberg is 4 Orinda Way, Building E, Orinda, California 94563. AXA Rosenberg is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Stephane Prunet Global Chief Executive Officer	AXA Investment Managers SA	Member, AXA IM Executive Committee

Agustin Sevilla Global Chief Investment Officer	—	—

William E. Ricks Chief Executive Officer and Chief Investment Officer of The Americas	—	—

Barr Rosenberg Chairman	—	—

Kenneth Reid Group Vice Chairman	—	—

Vincent Ordonneau Global Chief Financial Officer	—	—

William R. Wiebe Global Head of Legal and Compliance	—	—

BlackRock Financial Management, Inc.

BlackRock Financial Management, Inc. ("BFM") is a sub-adviser for the International Fixed Income Fund. The principal address of BFM is 100 Bellevue Parkway, Wilmington, Delaware 19809. BFM is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Paul Audet Chief Financial Officer and Managing Director	BAA Holdings, LLC

BlackRock, Inc.

BlackRock Advisors, LLC

BlackRock Advisors
Holdings, Inc.
BlackRock Capital
Management, Inc.
BlackRock Cayco Limited
BlackRock Cayman Company
BlackRock Cayman Newco Limited
BlackRock Finco, LLC
BlackRock Finco UK, Ltd.
BlackRock Funding, Inc.

BlackRock Funding
International, Ltd.
BlackRock Holdco Limited
BlackRock Institutional
Management Corporation
BlackRock International
Holdings, Inc.
BlackRock International, Ltd
BlackRock Investment
Management, LLC
BlackRock Lux Finco S.a r.l.

BlackRock Operations (Luxembourg)
S.a r.l.
BlackRock Portfolio Holdings,
Inc.
BlackRock Portfolio
Investments, LLC
BlackRock UK 1 LP

BlackRock US Newco, Inc.
Chief Financial Officer,
Managing Director
and Director
Chief Financial Officer
and Managing Director
Chief Financial Officer
and Managing Director
Chief Financial Officer
and Managing Director
Chief Financial Officer
and Managing Director
Director
Director
Director
Director
Director
Chief Financial Officer,
Managing Director and Director
Director

Director
Chief Financial Officer,
Managing Director and Director
Chief Financial Officer
and Managing Director
FSA Approved Person
Chief Financial Officer
and Managing Director
Chief Financial Officer
and Managing Director
Chief Financial Officer
and Managing Director
Chief Financial Officer,
Managing Director and Director
Chief Financial Officer,
Managing Director and Director
Chief Financial Officer
and Managing Director
Chief Financial Officer,
Managing Director and Director

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
	State Street Research & Management Company SSRM Holdings, Inc.	Chief Financial Officer and Managing Director Chief Financial Officer and Managing Director

Robert P. Connolly General Counsel, Managing Director and Secretary	BAA Holdings, LLC

BlackRock, Inc.

BlackRock Advisors, LLC

BlackRock Advisors Holdings,
Inc.
BlackRock Capital
Management, Inc.
BlackRock Funding, Inc.

BlackRock Institutional
Management Corporation
BlackRock International
Holdings, Inc.
BlackRock International, Ltd
BlackRock Investments, Inc.

BlackRock Investment
Management, LLC
BlackRock Lux Finco S.a r.l.

BlackRock Operations (Luxembourg)
S.a r.l.
BlackRock Portfolio Holdings,
Inc.
BlackRock Portfolio
Investments, LLC
BlackRock UK 1 LP

BlackRock US Newco, Inc.

State Street Research and
Management Company
SSRM Holdings, Inc.
General Counsel, Managing
Director and Secretary
General Counsel, Managing
Director and Secretary
General Counsel, Managing
Director and Secretary
General Counsel, Managing
Director and Secretary
General Counsel, Managing
Director and Secretary
General Counsel, Managing
Director and Secretary
General Counsel, Managing
Director and Secretary
General Counsel, Managing
Director and Secretary
FSA Approved Person
General Counsel, Managing
Director and Secretary
General Counsel, Managing
Director and Secretary
General Counsel, Managing
Director and Secretary
General Counsel, Managing
Director and Secretary
General Counsel, Managing
Director and Secretary
General Counsel, Managing
Director and Secretary
General Counsel, Managing
Director and Secretary
General Counsel, Managing
Director and Secretary
General Counsel, Managing
Director and Secretary
General Counsel, Managing
Director and Secretary

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Laurence D. Fink Chief Executive Officer and Director	BAA Holdings, LLC

BlackRock, Inc.

BlackRock Advisors, LLC
BlackRock Advisors Holdings,
Inc.
BlackRock Advisors, Singapore
Pte. Ltd.
BlackRock Capital
Management, Inc
BlackRock Funding, Inc.
BlackRock Funding
International, Ltd.
BlackRock Funds
BlackRock Holdco 2, Inc.
BlackRock Institutional
Management Corporation
BlackRock International
Holdings, Inc.
BlackRock International, Ltd
BlackRock Investments, Inc.
BlackRock Investment
Management, LLC
BlackRock Portfolio Holdings,
Inc.
BlackRock Portfolio
Investments, LLC
BlackRock US Newco, Inc.

State Street Research &
Management Company
State Street Research Investment
Services, Inc.
SSRM Holdings, Inc.
Chief Executive Officer
and Director
Chairman, Chief Executive
Officer and Director
Chief Executive Officer
Chief Executive Officer
and Director
Chairman and Chief
Executive Officer
Chief Executive Officer

Chief Executive Officer
Director

Trustee
Director
Chief Executive Officer

Chief Executive Officer
and Director
FSA Approved Person
Chairman and Director
Chief Executive Officer

Chief Executive Officer

Chief Executive Officer

Chairman and
Chief Executive Officer
Chairman, Chief Executive
Officer and Director
Director

Chairman, Chief Executive
Officer and Director

Robert S. Kapito President and Director	BAA Holdings, LLC BlackRock, Inc. BlackRock Advisors, LLC BlackRock Advisors Holdings, Inc. BlackRock Advisors Singapore Pte. Ltd. BlackRock Closed-End Funds	President and Director President and Director President and Director President and Director President President and Trustee

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
BlackRock Capital
Management, Inc.
BlackRock Funding, Inc.
BlackRock Funding
International, Ltd.
BlackRock Holdco 2, Inc.
BlackRock (Institutional)
Canada Ltd.
BlackRock Institutional
Management Corporation
BlackRock International
Holdings, Inc.
BlackRock International, Ltd
BlackRock Investments, Inc.
BlackRock Investment
Management, LLC
BlackRock Portfolio Holdings,
Inc.
BlackRock Portfolio
Investments, LLC
BlackRock Realty Advisors, Inc.
BlackRock US Newco, Inc.
State Street Research &
Management Company
State Street Research Investment
Services, Inc.
SSRM Holdings, Inc.	President and Director

President and Director
Director

Director
President and Director

President and Director

President and Director

FSA Approved Person
Director
President

President and Director

President and Director

Director
President and Director
President and Director

Director

President and Director

Charles Hallac Vice Chairman	BlackRock, Inc.
BlackRock Advisors, LLC
BlackRock Advisors Holdings,
Inc.
BlackRock Capital
Management, Inc.
BlackRock Funding, Inc.
BlackRock India Private Ltd.
BlackRock Institutional
Management Corporation
BlackRock International
Holdings, Inc.
BlackRock International, Ltd.
BlackRock Investment
Management, LLC
BlackRock Portfolio Holdings,
	Inc.	Vice Chairman Vice Chairman Vice Chairman Vice Chairman Vice Chairman Director Vice Chairman Vice Chairman FSA Approved Person Vice Chairman Vice Chairman

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
	BlackRock Portfolio Investments, LLC BlackRock US Newco, Inc. State Street Research & Management Company SSRM Holdings, Inc.	Vice Chairman Vice Chairman Vice Chairman Vice Chairman

Barbara Novick Vice Chairman	BlackRock, Inc.
BlackRock Advisors, LLC
BlackRock Advisors Holdings,
Inc.
BlackRock Capital
Management, Inc.
BlackRock Funding, Inc.
BlackRock Institutional
Management Corporation
BlackRock International
Holdings, Inc.
BlackRock International, Ltd.
BlackRock Investments, Inc.
BlackRock Investment
Management, LLC
BlackRock Portfolio Holdings,
Inc.
BlackRock Portfolio
Investments, LLC
BlackRock US Newco, Inc.
State Street Research &
Management Company
SSRM Holdings, Inc.	Vice Chairman
Vice Chairman
Vice Chairman

Vice Chairman

Vice Chairman
Vice Chairman

Vice Chairman

FSA Approved Person
Chief Executive Officer
Vice Chairman

Vice Chairman

Vice Chairman

Vice Chairman
Vice Chairman

Vice Chairman

Scott Amero Vice Chairman	BlackRock, Inc.
BlackRock Advisors, LLC
BlackRock Advisors Holdings,
Inc.
BlackRock Capital
Management, Inc.
BlackRock Funding, Inc.
BlackRock Institutional
Management Corporation
BlackRock International
Holdings, Inc.
BlackRock International, Ltd.
BlackRock Investment
	Management, LLC	Vice Chairman Vice Chairman Vice Chairman Vice Chairman Vice Chairman Vice Chairman Vice Chairman FSA Approved Person Vice Chairman

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
	BlackRock Portfolio Holdings, Inc. BlackRock Portfolio Investments, LLC BlackRock US Newco, Inc. State Street Research & Management Company SSRM Holdings, Inc.	Vice Chairman Vice Chairman Vice Chairman Vice Chairman Vice Chairman

Susan Wagner Vice Chairman and Chief Operating Officer	BAA Holdings, LLC

BlackRock, Inc.

BlackRock Advisors, LLC

BlackRock Advisors Holdings,
Inc.
BlackRock Capital
Management, Inc.
BlackRock Finco UK, Ltd.
BlackRock Funding, Inc.

BlackRock Institutional
Management Corporation
BlackRock International
Holdings, Inc.
BlackRock International, Ltd
BlackRock Investment
Management, LLC
BlackRock Portfolio Holdings,
Inc.
BlackRock Portfolio
Investments, LLC
BlackRock US Newco, Inc.

State Street Research &
Management Company
SSRM Holdings, Inc.
Vice Chairman, Chief Operating
Officer and Director
Vice Chairman and
Chief Operating Officer
Vice Chairman and
Chief Operating Officer
Vice Chairman and
Chief Operating Officer
Vice Chairman and
Chief Operating Officer
Director
Vice Chairman and
Chief Operating Officer
Vice Chairman and
Chief Operating Officer
Vice Chairman and
Chief Operating Officer
FSA Approved Person
Vice Chairman and
Chief Operating Officer
Vice Chairman and
Chief Operating Officer
Vice Chairman and
Chief Operating Officer
Vice Chairman and
Chief Operating Officer
Vice Chairman and
Chief Operating Officer
Vice Chairman and
Chief Operating Officer

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Robert Doll Vice Chairman	BlackRock, Inc.
BlackRock Advisors, LLC
BlackRock Advisors Holdings,
Inc.
BlackRock Capital
Management, Inc.
BlackRock Funding, Inc.
BlackRock Funds (formerly
Merrill Lynch Funds)
BlackRock Institutional
Management Corporation
BlackRock International
Holdings, Inc.
BlackRock Investment
Management, LLC
BlackRock Portfolio Holdings
BlackRock Portfolio
Investments, LLC
BlackRock US Newco, Inc.
Portfolio Administration &
	Management Ltd.	Vice Chairman and Director Vice Chairman Vice Chairman Vice Chairman Vice Chairman Chairman and President Vice Chairman Vice Chairman Vice Chairman Vice Chairman Vice Chairman Vice Chairman Director

Robert Fairbairn Vice Chairman	BlackRock, Inc.
BlackRock Advisors, LLC
BlackRock Advisors Holdings,
Inc.
BlackRock Asset Management
U.K. Limited
BlackRock Capital
Management, Inc.
BlackRock Funding, Inc.
BlackRock Institutional
Management Corporation
BlackRock International
Holdings, Inc.
BlackRock International, Ltd.
BlackRock Investment
Management (Australia)
Limited
BlackRock Investment
Management International
Limited
BlackRock Investment
Management, LLC
BlackRock Investment
	Management (UK) Limited	Vice Chairman Vice Chairman Vice Chairman Chairman and Director Vice Chairman Vice Chairman Vice Chairman Vice Chairman Chairman and Director Director Chairman and Director Vice Chairman Vice Chairman

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
BlackRock Jersey Holdco
Limited
BlackRock Lux Finco S.a r.l.
BlackRock Operations
(Luxembourg) S.a r.l.
BlackRock Portfolio
Holdings, Inc.
BlackRock Portfolio
Investments, LLC
BlackRock UK 1 LP
	BlackRock US Newco, Inc.	Director Vice Chairman Vice Chairman Vice Chairman Vice Chairman Vice Chairman Vice Chairman

The Boston Company Asset Management, LLC

The Boston Company Asset Management, LLC ("The Boston Company") is a sub-adviser for the Registrant's Emerging Markets Equity Fund. The principal business address of The Boston Company is One Boston Place, Boston, MA 02108. The Boston Company is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Corey Griffin Director, Chairman	Bank of New York Mellon TBC General Partner, LLC Standish Mellon Asset Management, LLC The Boston Company Asset Management NY, LLC	Senior Vice President Director, President Member Chairman, Manager

David Cameron President, CEO, Manager	Bank of New York Mellon The Boston Company Asset Management NY, LLC	Senior Vice President President, CEO, Manager

Phillip N. Maisano Manager	Dreyfus Corporation
Founders Asset Management LLC
Franklin Portfolio Associates,
LLC
Mellon Capital Management
Corp.
Newton Management Limited
Standish Mellon Asset
Management Company LLC
EACM Advisors LLC
The Boston Company Asset
	Management NY, LLC	CIO, Vice Chair and Director Member, Board of Managers Director Director Director Member, Board of Managers Chairman of Board Manager

Cyrus Taraporevala Manager	Urdang Capital Management The Boston Company Asset Management NY, LLC	Board Member Manager

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
	N.A. Institutional Sales, Client Management & Marketing BNY Mellon Asset Management	Senior Vice President, Executive Director Senior Vice President, Executive Director

Ronald O'Hanley Manager	EACM Advisors, LLC
MAM (DE) Trust
MAM (MA) Holdings Trust
Franklin Portfolio Holdings, LLC
Mellon Bank N.A.
Mellon Capital Management
Corporation
Bank of New York Mellon
Corporation
Pareto Investment Management
Limited
Standish Mellon Asset
Management Company LLC
The Dreyfus Corporation
BNY Mellon Asset Management
The Boston Company Asset
	Management NY, LLC	Board of Managers Trustee & President Trustee & President Director Director Director Vice Chairman, Executive Committee Non Executive Director Director Vice Chairman, Director President & CEO Manager

Edward Ladd Manager	Standish Mellon Asset Management Company LLC The Boston Company Asset Management NY, LLC	Manager Manager

Scott E. Wennerholm Director	EACM Advisors, LLC
Franklin Portfolio Holdings, LLC
MAM (MA) Holdings Trust
Mellon Capital Management
Corporation
Newton Management Limited
Standish Mellon Asset
Management Company LLC
The Boston Company Asset
	Management NY, LLC	Director Director Trustee Director Director Director Manager

Fidelity International Investment Advisors

Fidelity International Investment Advisors ("FIIA") is a sub-adviser for the International Fixed Income Fund. The principal business address of FIIA is Pembroke Hall, 42 Crow Lane, Pembroke HM 19, Bermuda. FIIA is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Michael Gordon Director and President	—	—

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Allan Pelvang Director and Vice President	—	—

Brett Goodin Director	—	—

Andrew Wells Director	—	—

Robert Stewart Director	Fidelity International Limited
FIL Trust Company
Mutual Fund Technologies
Limited
Fidelity Investment Distributors
Fidelity International Services
Limited
Fidfoundation Holdings Limited
Fidelity Quiescent (Bermuda)
Limited
Fidelity Fund Management
Limited
SWS International Properties
Limited
Ridgemount Limited
City Road Limited
25 Cannon Street Limited
Docklands Limited
Pembroke Sakurada Real Estate
Limited
Fidelity Group Pensions
(Bermuda) Limited
Fidelity Moto Azabu Realty
Limited
FIL Greater China Limited
Fidelity Fund Management
Limited
49 Park Lane Limited
4 Cannon Street Limited
Knightsbridge Estate Limited
3 & 10 Finsbury Square Limited
20 St. James's Square Limited
Fidelity Genesis Limited
Fidelity International Fund
Services Limited
Pembroke Holding Company
(Three) Limited	Director
Director
Director

Director
Director

Director
Director

Director

Director

Director
Director
Director
Director
Director

Director

Director

Director
Director

Director
Director
Director
Director
Director
Director
Director

Director

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Pembroke Miyamora Real Estate
Limited
Fidelity Properties I Bermuda
Limited
Fidelity Properties II Bermuda
Limited
Shell Trust (Bermuda) Limited
Shell Trust (UK) Property Limited
Bank of NT Butterfield & Son
Limited
Butterfield Bermuda Fund
Limited
Butterfield Capital Appreciation
Bond Fund Limited
Butterfield International Income
Fund Limited
Butterfield US$ Bond Fund
Limited
Island Circle Limited
Arte Mondi (Bermuda) Limited
Arteshore Equity Limited
Arteshore Ventures Limited
Artisan Global Investment
Limited
Artisan Equity Limited
Artisan Ventures Limited
Isamore Limited
Isaria Limited
Lily of the Valley Limited
Coral Bionet Limited
Cahow Productions Limited
Silver Palm Productions Limited
Spider Music Limited
SOP (Bermuda) Limited
Vestbirk Capital Management
Limited
Libra Investments Limited
Fairisle Management Limited
Alternative Investment
Management	Director

Director

Director

Director
Director
Director

Director

Director

Director

Director

Director
Director
Director
Director
Director

Director
Director
Director
Director
Director
Director
Director
Director
Director
Director
Director

Director
Director
Director

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
David J. Saul Director	Fidelity International Limited
(previously Fidelity
Management & Research
(BDA) Limited)
Fidelity Distributors International,
Limited
Fidelity Investments Distributors
Fidelity International Services
Limited
SWS International Properties
Limited
Fidelity Investments (CI) Limited
Fidelity Nominees (CI) Limited
FIL Properties Limited
FIL Trust Company Limited
(previously: FIL Bank & Trust
Company Limited)
Fidfoundation Holdings Limited
Ridgemount Limited Fidelity
Funds II (previously: Fidelity
Currency Funds Limited,
previously Fidelity
Accumulating Money Funds
Limited)
Fidelity Advisor World Funds
(Bermuda) Limited (previously
Fidelity Advisor World US
Government Investment Funds
(Bermuda) Limited)
Fidelity Funds
Fidelity Quiescent (Bermuda)
Limited
Mutual Fund Technologies
Limited 25 Cannon Street Limited
Pembroke Sakurada Real Estate
 Limited (previously Fidelity
Tochigi Property Limited)
Fidelity Group Pensions
(Bermuda) Limited
Docklands Centre Limited
City Road Limited
Fidelity International Quiescent
Ventures Limited
Fidelity Moto Azabu Realty
Limited (previously Fidelity
	Kyobashi Realty Limited)	Director Director Director Director Director Director Director Director Director Director Director Director Director Director Director Director Director Director Director Director Director Director

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
FIL Foundation
Fidelity Fund Management
Limited
49 Park Lane Limited
4 Cannon Street Limited
3 & 10 Finsbury Square Limited
(previously Pyramid Real Estate
Limited)
Knightsbridge Estate Limited
20 St. James's Square Limited
Fidelity Genesis Limited
Pembroke Miyamura Real Estate
Limited (previously Pembroke
Holding Company (One)
Limited)
Fidelity International Fund
Services Limited (previously
Pembroke Holding Company
(Two) Limited)
Moonray Manor Trust
FID Funds (Mauritius) Limited
Fidelity Properties II (Bermuda)
Limited
Kingswood Fields Limited
Pembroke Roppongi 7 Real Estate
Limited
London Steamship Owners
Mutual Insurance Association
Lombard Odier (Bermuda)
Limited
Odyssey Marine Exploration, Inc.
Fidelity Funds Korea (L) Ltd.
FID FUNDS (Mauritius) Limited	Director
Director

Director
Director
Director

Director
Director
Director
Director

Director

Director
Director
Director

Director
Director

Director

Director

Director
Director (resigned 12/10/06)
Director (resigned 11/27/06)

Frank Mulch Director	Fidelity International Limited
(previously Fidelity
Management & Research
(BDA) Limited)
Fidelity Distributors International
Limited
Fidelity Investments Distributors
Fidelity International Investment
Advisors
Fidelity International Services
	Limited	Director Director Director Director Director

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Fidelity Quiescent (Bermuda)
Limited
SWS International Properties
Limited (previously Fidelity
International Properties
Limited)
Mutual Fund Technologies
Limited
Fidelity Funds (previously
Fidelity Funds SICAV)
Fidelity Funds II (previously:
Fidelity Funds II SICAV,
Fidelity Currency Funds
Limited, previously Fidelity
Accumulating Money Fund
Limited)
FIL Trust Company Limited
(previously: FIL Bank & Trust
Company Limited)
Docklands Centre Limited
Fidelity Advisor World Funds
(Bermuda) Limited (previously
Fidelity Advisor World US
Government Investment Funds
(Bermuda) Limited)
City Road Limited
Fidelity International Ventures
Limited
Fidelity International Quiescent
Ventures Limited
FIL Ventures Limited
Fidelity Investments (CI) Limited
Fidelity Nominees (CI) Limited
25 Cannon Street Limited
Ridgemount Limited
Pembroke Sakurada Real Estate
Limited (previously Fidelity
Tochigi Property Limited)
Fidelity Group Pensions
(Bermuda) Limited
Fidelity Moto Azabu Realty
Limited (previously Fidelity
Kyobashi Realty Limited)
	Fidfoundation Holdings Limited	Director Director Director Director Director Director Director Director Director Director Director Director Director Director Director Director Director Director Director

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Fidelity Investments (South
Africa) Limited (previously
Fidelity Investments (Propriety)
Limited, previously Kovacs
Investments)
Fidelity Fund Management
Limited
49 Park Lane Limited
4 Cannon Street Limited
Knightsbridge Estate Limited
3 & 10 Finsbury Square Limited (previously Pyramid Real Estate
Limited)
20 St. James's Square Limited
Fidelity Genesis Limited
Pembroke Miyamura Real Estate
Limited (previously Pembroke
Holding Company (One)
Limited)
Fidelity International Fund
Services Limited (previously
Pembroke Holding Company
(Two) Limited)
Kingswood Fields Limited
Pembroke Roppongi 7 Real Estate
Limited
Fidelity Properties II Bermuda
Limited
FID Funds (Mauritius) Limited
FIL Foundation
Moonray Manor Trust
IPC Holdings Ltd.
International Property Catastrophe
Reinsurance Ltd.
The Lepercq Group of Companies
	FID FUNDS (Mauritius) Limited	Director Director Director Director Director Director Director Director Director Director Director Director Director Director Trustee Trustee Director Director Director Director (resigned 11/27/06)

Kathryn Matthews Director	—	—

Graham Seed Secretary	—	—

Rosalie Powell Assistant Secretary	—	—

Ann Stock Chief Compliance Officer	—	—

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Chris Coombe Chief Financial Officer	—	—

ING Investment Management Advisors, B.V.

ING Investment Management Advisors, B.V. ("IIMA") is a sub-adviser for the Registrant's Emerging Markets Debt Fund. The principal business address of IIMA is Prinses Beatrixlaan 15, The Hague, The Netherlands, 2595 AK. IIMA is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Merel Van Vroonhoven Officer	Various subsidiaries of ING Investment Management Company Europe	Officer

Gilbert Van Hassel Officer	Various subsidiaries of ING Investment Management Co.	Officer

Jonathan T. Atack Officer	Various subsidiaries of ING Investment Management Co.	Officer

Jan G.S. Straatman Officer	Various subsidiaries of ING Investment Management Co.	Officer

Michael Van Elk Officer	Various subsidiaries of ING Investment Management Co.	Officer

Gorky Urquieta Portfolio Manager	ING Investment Management Co.	Portfolio Manager

Daniel Eustaquio Portfolio Manager	ING Investment Management Co.	Portfolio Manager

McKinley Capital Management Inc.

McKinley Capital Management Inc. ("McKinley Capital") is a sub-adviser for the Registrant's International Equity Fund. The principal business address of McKinley Capital is 3301 C Street, Suite 500, Anchorage, AK 99503. McKinley Capital is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of McKinley Capital has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

PanAgora Asset Management, Inc.

PanAgora Asset Management, Inc. ("PanAgora") is a sub-adviser for the Registrant's Emerging Markets Equity Fund. The principal business address of PanAgora is 470 Atlantic Avenue, 8th Floor, Boston, MA 02110. PanAgora is an investment adviser registered under the Advisers Act.

During the last two fiscal years, no director, officer or partner of PanAgora has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Principal Global Investors, LLC

Principal Global Investors, LLC ("PGI") is a sub-adviser for the Registrant's International Equity Fund. The principal business address of PGI is 801 Grand Avenue, Des Moines, Iowa 50392. PGI is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of PGI has engaged in any other unaffiliated business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Quantitative Management Associates LLC

Quantitative Management Associates LLC ("QMA") is a sub-adviser for the Registrant's International Equity Fund. The principal business address of QMA is Gateway Center 2, McCarter Highway & Market Street, Newark, New Jersey 07102. QMA is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Roger K. Andrews Manager	Jennison Associates LLC Prudential Investments LLC Prudential Annuities Advisory Services, Inc.	Director Senior Vice President Senior Vice President

Dennis Kass Manager and Chairman	Jennison Associates LLC Prudential Investment Management, Inc	Chairman & CEO Senior Managing Director, Director and Vice President

Timothy J. Knierim* Manager	Jennison Associates LLC PIM Warehouse, Inc. Prumerica Financial Asia Limited Residential Information Services, Inc. Prudential Investment Management, Inc.	Director Assistant Secretary Corporate Secretary Vice President Vice President and Chief Compliance Officer

Kenneth Moore Manager, Vice President and Chief Financial Officer	The Prudential Insurance Company of America Prudential Investment Management, Inc. Jennison Associates LLC Prudential Trust Company	Vice President Vice President Executive Vice President and Treasurer Director

Scott L. Hayward Manager and Chief Executive Officer	Jennison Associates LLC
Prudential Trust Company
The Prudential Insurance
Company of America
Pramerica Asset Management, Inc. (now known as Prudential
Bache Asset Management, Inc.)
Prudential Investment
	Management, Inc.	Executive Vice President Director Vice President Director Vice President

Margaret Stumpp Manager, Vice President and Chief Investment Officer	Prudential Trust Company The Prudential Insurance Company of America	Vice President Vice President

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
	Pramerica Asset Management, Inc. (now known as Prudential Bache Asset Management, Inc.) Prudential Investment Management, Inc.	Vice President Vice President

Charles F. Lowrey Manager	Pramerica (GP) Limited
Pramerica (GP2) Limited
PIM Foreign Investments, Inc.
PIM Warehouse, Inc.
Prudential Investment
Management Services, LLC
Prudential Timber Investments,
Inc.
The Prudential Insurance
Company of America
Prudential Investment
Management, Inc.
PIM Investments, Inc.
PREI Acquisition I, Inc.
GRA (Bermuda) Limited
PGR Advisers I, Inc.
Director Director President Chairman and Director Executive Vice President Director Vice President Chairman and Director Director President Director and Chairman Director, Chairman and President

Clark Pellington Vice President and Chief Compliance Officer	Prudential Investment Management, Inc.	Vice President

*  As of September 4, 2008, Timothy J. Knierim was replaced by Deborah Wedgeworth.

Record Currency Management Limited

Record Currency Management Limited ("RCM") is a sub-adviser for the Registrant's International Fixed Income and International Equity Funds. The principal business address of RCM is 1st Floor, Morgan House, Madeira Walk, Windsor, Berkshire, SL4 1EP, United Kingdom. RCM is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Neil Record Chief Executive	NP Record Trustees Ltd.
Record Fund Management Ltd.
Record Group Services Ltd.
Record Portfolio Management Ltd.
Record Treasury Management
(US) Ltd.
RDF Productions Ltd.
The Stoney Ware Resident
Association Ltd.
Record Plc
Nuffield College Oxford
	MCS Oxford Ltd.	Director Director Director Director Director Director Director Director Member, Investment Committee Governor and Director

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Ian Harrison Director	John Menzies Plc	Director

David Murphy Director	Homes and Castles Ltd.	Director

Leslie Hill Managing Director	Record Plc Record Treasury Management (US) Ltd. Suffolk House Management Ltd.	Director Director Director

Bob Noyen Managing Director	Record Plc	Director

Peter Wakefield Managing Director	Record plc	Director

Mike Timmins	Record plc Record Group Services Ltd. Record Fund Management Ltd. Record Portfolio Management Ltd. Record Treasury Management (US) Ltd.	Director Director Director Director Director

Cees Schrauwers Non-Executive Director	Record plc Alio Limited Brit Insurance Holdings plc CMGL Drive Assist UK Ltd. Drive Assist Holdings Ltd. George (London 2005) Ltd.	Non Executive Director Chairman Director Chairman Chairman Chairman Chairman

Andrew Sykes Non-Executive Director	Record plc
Schroder Executor & Trustee
Company
JP Morgan Asian Investment Trust
Limited
Invista Foundation Property Trust
Limited
Schoder Exempt Property Unit
Trust
Absolute Return Trust Limited
Smith And Williamson Holdings
Limited
MBIA UK Insurance Limited
Gulf International Bank (UK)
Limited
SVG Diamond Holdings Limited
Fauna & Flora International
Limited
	Andrew Sykes Limited	Non Executive Director Director Director Chairman Director Chairman Director Director Director Member Advisory Committee Director Director

Rexiter Capital Management Limited

Rexiter Capital Management Limited ("Rexiter") is a sub-adviser for the Registrant's Emerging Markets Equity Fund. The principal business address of Rexiter is 80 Cannon Street, London EC4N 6HL United Kingdom. Rexiter is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Kenneth King Chairman	—	—

Arzu Akkemik Director, Senior Investment Manager	—	—

Helena Coles Director, Senior Investment Manager	—	—

Adrian Cowell Director, Senior Investment Manager	—	—

Murray Davey Managing Director, CIO, Global Emerging Markets Senior Investment Manager	—	—

Guido Giammattei Investment Manager	—	—

Christopher James Director, Senior Investment Manager	—	—

Jamshed Desai Senior Investment Manager	—	—

Gavin MacLachlan Director, Chief Operating Officer and Company Secretary	—	—

John Marton Managing Director, CIO and Fixed Income Senior Investment Manager	—	—

Nicholas Payne Director and Senior Investment Manager	—	—

Christopher Vale Managing Director, CIO Asia and Senior Investment Manager	—	—

Jared Chase Non-Executive Director	State Street Global Alliance (US)	Chairman

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company

Joe Lyons Non-Executive Director	State Street Global Alliance (US)	Senior Principal

Mark Duggan Legal Counsel	State Street Global Alliance (US)	Legal Counsel

Guy Jackson Chief Compliance Officer	—	—

Andrew Letts Proxy Voting	SSgA (US)	Proxy Voting

Jacqueline Angell Compliance	SSgA (US)	Compliance—Code of Ethics

Sylvana Billings Chief Financial Officer	—	—

SEI Investments Management Corporation

SEI Investments Management Corporation ("SIMC") is the investment adviser for each of the Funds. The principal address of SIMC is One Freedom Valley Drive, Oaks, Pennsylvania 19456. SIMC is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position with Other Company
Edward Loughlin Director & Senior Vice President	SEI Investments Company
SEI Investments Distribution
Company
SEI Investments Global Funds
Services
SEI Trust Company
SEI Investments Canada
Company
SEI Global Services, Inc.
SEI Inc.
LSV Asset Management
SEI Investments (Asia), Limited
SEI Asset Korea, Co Ltd.
SEI Canada Opportunities
	Limited	Executive Vice President Director Vice President Director Director Vice President Director Management Committee Director Director Director

N. Jeffrey Klauder Director, Senior Vice President & Assistant Secretary	SEI Investments Company SEI Trust Company SEI Insurance Group SIMC Holdings, LLC SEI Ventures Inc. SEI Investments Management Corporation Delaware, LLC	General Counsel & Executive
Vice President, Assistant
Secretary
Director & Vice President
Director, Vice President &
Assistant Secretary
Manager
Vice President & Secretary
Vice President & Assistant
Secretary

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
SIMC Subsidiary LLC
SEI Investments Development
Inc.
SEI Investments Global Funds
Services
SEI Funds, Inc.
SEI Investments Inc.
SEI Global Capital Investments
Inc.
SEI Investments Global, Limited
SEI Investments—Global Fund
Services Limited
Larington Limited
SEI Advanced Capital
Management Inc.
SEI Primus Holding Corp.

SEI Global Services, Inc.

LSV Asset Management
SEI Private Trust Company
SEI Investments (Asia) Limited
SEI European Services Limited
U.K.
SEI Asset Korea, Co Ltd.
SEI Investments Canada
Company	Manager
Vice President & Secretary

Vice President & Assistant
Secretary
Vice President & Secretary
Vice President & Secretary
Vice President & Secretary

Director
Director

Director
Director, Vice President &
Secretary
Vice President & Assistant
Secretary
Director, Senior Vice
President & Assistant
Secretary
Management Committee
Director & Vice President
Director
Director

Director
Director

Wayne Withrow Director & Senior Vice President	SEI Investments Company
SEI Investments Distribution
Company
SEI Investments Global (Cayman)
Limited
SEI Global Holdings (Cayman)
Inc.
SEI Investments Global
(Bermuda) Ltd.
SEI Global Services, Inc.
SEI Investments—Global Fund
	Services Limited	Executive Vice President Director Director Chairman of the Board & Chief Executive Officer Director, President Director, Senior Vice President Director

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Joseph P. Ujobai Director & Senior Vice President	SEI Investments Company
SEI Global Investments Corp.
SEI Investments (Europe) Ltd.
SEI Investments—Unit Trust
Management (UK) Limited
SEI Global Nominee Ltd.
SEI Asset Korea, Co. Ltd.
SEI Investments (South Africa)
Limited
SEI Investments Global, Limited
SEI Investments Canada
Company
SEI Global Services, Inc.
SEI Investments (Asia), Limited
SEI European Services Limited
	U.K.	Executive Vice President President Managing Director Director Director Director, Chairman of the Board Director Director Director Senior Vice President Director Director

Chris Keogh Senior Vice President	SEI Investments Company SEI Franchise, Inc. SEI European Services Limited U.K.	Senior Vice President Director Director

Kathy Heilig Vice President & Treasurer	SEI Investments Company

SEI Insurance Group, Inc.
SEI Ventures, Inc.

SEI Investments Management
Corporation Delaware, LLC
SEI Investments Developments
Inc.
SEI Investments Global Funds
Services
SEI Funds, Inc.

SEI Investments, Inc.

SEI Global Investments Corp.

SEI Global Capital Investments,
Inc.
SEI Investments Global (Cayman)
Limited
SEI Investments Global Holdings
(Cayman) Inc.
SEI Advanced Capital
Management, Inc.	Vice President, Controller &
Chief Accounting Officer
Vice President & Treasurer
Director, Vice President &
Treasurer
Manager, Vice President &
Treasurer
Director, Vice President &
Treasurer
Vice President & Treasurer

Director, Vice President &
Treasurer
Director, Vice President &
Treasurer
Director, Vice President &
Treasurer
Director, Vice President &
Treasurer
Vice President & Treasurer

Vice President, Assistant
Secretary & Treasurer
Director, Vice President &
Treasurer

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
	SEI Primus Holding Corp. SEI Global Services, Inc. SEI Franchise, Inc.	Director, Vice President & Treasurer Treasurer Vice President & Treasurer

Timothy D. Barto General Counsel, Vice President & Secretary	SEI Investments Company SIMC Holdings, LLC SIMC Subsidiary LLC SEI Investments Global Funds Services SEI Funds, Inc. SEI Investments Global (Bermuda) Ltd SEI Global Services, Inc. SEI Franchise, Inc.	Vice President & Assistant Secretary Manager Manager General Counsel, Vice President & Secretary Vice President Vice President Vice President & Assistant Secretary Assistant Secretary

Aaron Buser Vice President & Assistant Secretary	—	—

Lydia A. Gavalis Vice President & Assistant Secretary	SEI Investments Company SEI Investments (Europe) Ltd SEI Global Nominee Ltd SEI Investments—Unit Trust Management (UK) Limited	Vice President & Assistant Secretary Director Director Director

James Ndiaye Vice President & Assistant Secretary	SEI Investments Global Funds Services SEI Global Services, Inc.	Vice President & Assistant Secretary Vice President

Michael Pang Vice President & Assistant Secretary	SEI Investments Global Funds Services SEI Investments Global (Cayman) Limited SEI Global Holdings (Cayman) Inc SEI Global Services, Inc. SEI Funds, Inc.	Vice President & Assistant Secretary Director, Vice President & Secretary Vice President & Secretary Vice President & Assistant Secretary Vice President

Lauren Shank Vice President & Assistant Secretary	SEI Global Services, Inc.	Vice President & Assistant Secretary

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Lori L. White Vice President & Assistant Secretary	SEI Investments Company SEI Investments Distribution Company SEI Investments Global Funds Services	Vice President & Assistant Secretary Vice President & Assistant Secretary Assistant Secretary

Stephanie Cavanagh Chief Compliance Officer	—	—

Kevin Barr President	SEI Investments Distribution Company SEI Global Services, Inc.	President & Chief Executive Officer Vice President

Michael Cagnina Vice President	—	—

David Campbell Vice President	SEI Investments Global Funds Services SEI Global Services, Inc.	Vice President Vice President

Al Chiaradonna Vice President	—	—

Richard Deak Vice President	SEI Investments Company SEI Investments Global Funds Services SEI Global Services, Inc.	Vice President & Assistant Secretary Vice President & Assistant Secretary General Counsel, Vice President & Secretary

Michael Farrell Vice President	SEI Investments Distribution Company SEI Franchise, Inc.	Vice President Vice President

Paul Klauder Vice President	SEI Global Services, Inc.	Vice President

James Martielli Vice President	—	—

John J. McCue Vice President	—	—

Dave McLaughlin Vice President	—	—

Carolyn McLaurin Vice President	—	—

Roger Messina Vice President	SEI Global Services, Inc.	Vice President

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
James Micelli Vice President	SEI Global Services, Inc.	Vice President

James V. Morris Vice President	SEI Global Services, Inc.	Vice President

Stephen Onofrio Vice President	SEI Global Services, Inc.	Vice President

Debra Phillips Vice President	—	—

Alison Saunders Vice President	SEI Global Services, Inc.	Vice President

John Scarpato Vice President	SEI Global Services, Inc. SEI Franchise, Inc. SEI Giving Fund	Vice President Vice President Director & President

Brandon Sharrett Vice President	SEI Global Services, Inc. SEI Investments Global Funds Services	Vice President Vice President

Sean Simko Vice President	—	—

James Smigiel Vice President	—	—

Greg Stahl Vice President	—	—

Raymond B. Webster Vice President	SEI Global Services, Inc.	Vice President

Smith Breeden Associates, Inc.

Smith Breeden Associates, Inc. ("Smith Breeden") is a sub-adviser for the Registrant's International Equity Fund. The principal business address of Smith Breeden is 280 South Mangum Street, Suite 301, Durham, North Carolina 27701. Smith Breeden is a registered investment adviser under the Advisers Act.

Name and Position With Investment Advisor	Name of Other Company	Position With Other Company
Daniel C. Dektar Chief Investment Officer	—	—

Stephon A. Eason CFA, Executive Vice President	Eason Energy, Inc.	President

Eugene Flood Jr., Ph.D., Chief Executive Officer	College Retirement Equities Fund M.I.T's Sloan School of Management M.I.T's Economic Department	Trustee Member of Dean's Advisory Committee Member of Visiting Committee

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Micheal J. Giarla Chairman	Wyandotte Community
Corporation
Harrington Bank, FSB
Community First Financial
Group, Inc.
Self Help Ventures Fund
Peninsula Banking Group
Duke University's Fuqua School
of Business
Durham Academy
Roxbury Latin School
	The Hill Center	Director Chairman Director Board Member Director Member of Board of Visitors Chairman of the Board Trustee Trustee

Stanley J. Kon, Ph.D., Director of Research	—	—

Stone Harbor Investment Partners LP

Stone Harbor Investment Partners LP ("Stone Harbor") is a sub-adviser for the Registrant's Emerging Markets Debt Fund. The principal business address of Stone Harbor is 31 West 52nd Street, 16th Floor, New York, New York 10019. Stone Harbor is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Peter J. Wilby Chief Investment Officer and Managing Member of General Partner	Stone Harbor Investments Funds	President

Thomas W. Brock Chief Executive Officer	Columbia Management Multi- Strategy Hedge Fund LLC BACAP Alternative Multi- Stratgey Fund LLC Liberty All-Star Fund Liberty Growth Fund Stone Harbor Investments Funds	Director Director Director Director Chairman

James J. Dooley Chief Financial Officer	Stone Harbor Investments Funds	Treasurer and Chief Financial Officer

Jeffrey S. Scott Chief Compliance Officer	Stone Harbor Investments Funds	Chief Compliance Officer

Adam J. Shapiro General Counsel	Stone Harbor Investments Funds	Secretary and Anti-Money Laundering Officer

Item 27.  Principal Underwriters:

(a)  Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

SEI Daily Income Trust	July 15, 1982

SEI Liquid Asset Trust	November 29, 1982

SEI Tax Exempt Trust	December 3, 1982

SEI Institutional Managed Trust	January 22, 1987

The Advisors' Inner Circle Fund	November 14, 1991

The Advisors' Inner Circle Fund II	January 28, 1993

Bishop Street Funds	January 27, 1995

SEI Asset Allocation Trust	April 1, 1996

SEI Institutional Investments Trust	June 14, 1996

Oak Associates Funds	February 27, 1998

CNI Charter Funds	April 1, 1999

iShares Inc.	January 28, 2000

iShares Trust	April 25, 2000

Optique Funds, Inc. (f/k/a JohnsonFamily Funds, Inc.)	November 1, 2000

Causeway Capital Management Trust	September 20, 2001

Barclays Global Investors Funds	March 31, 2003

SEI Opportunity Fund, L.P.	October 1, 2003

The Arbitrage Funds	May 17, 2005

Pro Shares Trust	November 14, 2005

The Turner Funds	January 1, 2006

Community Reinvestment Act Qualified Investment Fund	January 8, 2007

SEI Alpha Strategy Portfolios, LP	June 29, 2007

TD Asset Management USA Funds	July 25, 2007

SEI Structured Credit Fund, LP	July 31, 2007

Wilshire Mutual Funds, Inc.	July 12, 2008

Wilshire Variable Insurance Trust	July 12, 2008

Forward Funds	August 14, 2008

The Distributor provides numerous financial services to investment managers, pension plan sponsors and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b)  Furnish the information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is One Freedom Valley Drive, Oaks, PA 19456.

Name	Position and Office with Underwriter	Positions and Offices with Registrant
William M. Doran	Director	Trustee

Edward D. Loughlin	Director	—

Wayne M. Withrow	Director	—

Kevin Barr	President & Chief Executive Officer	—

Maxine Chou	Chief Financial Officer & Treasurer	—

John C. Munch	General Counsel & Secretary	—

Karen LaTourette	Chief Compliance Officer, Anti-Money Laundering Officer & Assistant Secretary	—

Mark J. Held	Senior Vice President	—

Lori L. White	Vice President & Assistant Secretary	—

Robert Silvestri	Vice President	—

Michael Farrell	Vice President	—

Thomas Rodman	Chief Operations Officer	—

John Coary	Vice President & Assistant Secretary	—

Robert McCarthy	Vice President	—

John Cronin	Vice President	—

Item 28.  Location of Accounts and Records:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules promulgated thereunder, are maintained as follows:

(a)  With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of the Registrant's custodian:

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

(b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1), (4); (2)(C) and (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's administrator:

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, Pennsylvania 19456

(d)  With respect to Rules 31a-(b)(5); (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the offices of Registrant's adviser and sub-advisers:

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, Pennsylvania 19456

AllianceBernstein L.P.
1345 Avenue of the Americas
New York, New York 10105

Artisan Partners Limited Partnership
875 E. Wisconsin Avenue, Suite 800
Milwaukee, Wisconsin 53202

Ashmore Investment Management Limited
61 Aldwych
London, WC2B 4AE
United Kingdom

AXA Rosenberg Investment Management LLC
4 Orinda Way, Building E
Orinda, California 94563

BlackRock Financial Management, Inc.
100 Belleview Parkway
Wilmington, Delaware 19809

The Boston Company Asset Management, LLC
One Boston Place
Boston, Massachusetts 02108

Fidelity International Investment Advisors
Pembroke Hall
42 Crow Lane
Pembroke HM 19
Bermuda

ING Investment Management Advisors, B.V.
Prinses Beatrixlaan 15
2595 AK The Hague
The Netherlands

McKinley Capital Management Inc.
3301 C Street
Suite 500
Anchorage, Alaska 99503

PanAgora Asset Management, Inc.
470 Atlantic Avenue, 8th Floor
Boston, Massachusetts 02110

Principal Global Investors, LLC
801 Grand Avenue
Des Moines, Iowa 50392

Quantitative Management Associates LLC
Gateway Center 2
McCarter Highway & Market Street
Newark, New Jersey 07102

Record Currency Management Limited
1st Floor, Morgan House, Madeira Walk
Windsor, Berkshire SL4 1EP
United Kingdom

Rexiter Capital Management Limited
21 St. James's Square
London SWIY 4SS
United Kingdom

Smith Breeden Associates, Inc.
280 South Mangum Street
Suite 301
Durham, North Carolina 27701

Stone Harbor Investment Partners LP
309 Park Avenue, 4th Floor
New York, New York 10022

UBS Global Asset Management (Americas) Inc.
One North Wacker Drive
Chicago, Illinois 60606

Item 29.  Management Services:

None.

Item 30.  Undertakings:

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 45 to Registration Statement No. 033-22821 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 16th day of October, 2008.

SEI INSTITUTIONAL INTERNATIONAL TRUST

BY:  /s/ ROBERT A. NESHER

  Robert A. Nesher

  President & Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity on the date indicated.

	* Rosemarie B. Greco	Trustee	October 16, 2008

	* William M. Doran	Trustee	October 16, 2008

	* George J. Sullivan, Jr.	Trustee	October 16, 2008

	* James M. Storey	Trustee	October 16, 2008

	/s/ Robert A. Nesher Robert A. Nesher	Trustee	October 16, 2008

	* Nina Lesavoy	Trustee	October 16, 2008

	* James M. Williams	Trustee	October 16, 2008

	* Mitchell A. Johnson	Trustee	October 16, 2008

	* Hubert L. Harris	Trustee	October 16, 2008

	/s/ ROBERT A. NESHER Robert A. Nesher	President & Chief Executive Officer	October 16, 2008

	/s/ STEPHEN F. PANNER Stephen F. Panner	Controller & Chief Financial Officer	October 16, 2008

*BY:	/s/ ROBERT A. NESHER Robert A. Nesher Attorney-in-Fact

EXHIBIT INDEX

Exhibit Number	Description
EX-99.B(d)(27)	Investment Sub-Advisory Agreement between SIMC and Artisan Partners Limited Partnership dated June 27, 2008 with respect to the Emerging Markets Equity Fund is filed herewith.

EX-99.B(d)(28)	Investment Sub-Advisory Agreement between SIMC and Principal Global Investors, LLC dated July 14, 2008 with respect to the International Equity Fund is filed herewith.

EX-99.B(d)(29)	Investment Sub-Advisory Agreement between SIMC and UBS Global Asset Management (Americas) Inc. dated September 18, 2008 with respect to the International Fixed Income Fund is filed herewith.

EX-99.B(h)(2)	Schedule D to the Amended and Restated Administration and Transfer Agency Agreement between the Registrant and SEI Investments Global Funds Services dated June 26, 2008 is filed herewith.

EX-99.B(h)(5)	Shareholder Service Plan and Agreement with respect to the Class G shares is filed herewith.

EX-99.B(i)	Opinion and Consent of Counsel is filed herewith.

EX-99.B(j)	Opinion and Consent of Independent Registered Public Accounting Firm is filed herewith.

EX-99.B(m)	Distribution Plan with respect to the Class G shares is filed herewith.

EX-99.B(n)	Amended and Restated Rule 18f-3 Multiple Class Plan relating to Class A, I, Y and G shares dated June 26, 2008 is filed herewith.

EX-99.B(p)(1)	The Code of Ethics for SEI Investments Management Corporation is filed herewith.

EX-99.B(p)(15)	The Code of Ethics for Fidelity International Investment Management Advisors is filed herewith.

EX-99.B(p)(17)	The Code of Ethics for Record Currency Management Limited is filed herewith.

EX-99.B(p)(19)	The Code of Ethics for Artisan Partners Limited Partnership is filed herewith.

EX-99.B(p)(20)	The Code of Ethics for Principal Global Investors, LLC is filed herewith.

EX-99.B(p)(21)	The Code of Ethics for UBS Global Asset Management (Americas) Inc. is filed herewith.

EX-99.B(q)(3)	Power of Attorney for Hubert L. Harris is filed herewith.